UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.0%)[1]
Consumer Discretionary (8.7%)
	McDonald's Corp.	7,365,190	401,918
	Home Depot, Inc.	11,212,226	264,160
	Comcast Corp. Class A	18,198,781	248,231
	The Walt Disney Co.	12,272,682	222,872
	Lowe's Cos., Inc.	9,692,568	176,889
	Target Corp.	4,978,442	171,209
*	Amazon.com, Inc.	2,125,536	156,099
	Time Warner Inc.	7,914,198	152,744
	NIKE, Inc. Class B	2,561,712	120,119
	News Corp., Class A	15,214,612	100,721
	Staples, Inc.	4,718,458	85,451
*	Kohl's Corp.	2,016,470	85,337
	Best Buy Co., Inc.	2,240,403	85,046
	Yum! Brands, Inc.	3,041,632	83,584
*	DIRECTV Group, Inc.	3,498,872	79,739
	TJX Cos., Inc.	2,752,868	70,584
*	Viacom Inc. Class B	4,009,722	69,689
	Carnival Corp.	2,893,081	62,491
*	Time Warner Cable Inc.	2,307,053	57,215
*	Apollo Group, Inc. Class A	707,168	55,392
*	Starbucks Corp.	4,861,621	54,013
	Omnicom Group Inc.	2,055,415	48,097
	The McGraw-Hill Cos., Inc.	2,079,444	47,557
	Johnson Controls, Inc.	3,928,777	47,145
*	Bed Bath & Beyond, Inc.	1,717,734	42,514
*,^	Ford Motor Co.	15,854,928	41,698
	H & R Block, Inc.	2,246,427	40,862
*	AutoZone Inc.	250,776	40,781
	The Gap, Inc.	3,083,104	40,050
*	Coach, Inc.	2,124,253	35,475
	Sherwin-Williams Co.	651,467	33,857
	VF Corp.	583,031	33,297
	Marriott International, Inc. Class A	1,944,253	31,808
	Genuine Parts Co.	1,055,110	31,506
*	O'Reilly Automotive, Inc.	892,492	31,246
	Darden Restaurants Inc.	906,404	31,053
	Family Dollar Stores, Inc.	925,724	30,891
*	GameStop Corp. Class A	1,083,378	30,356
	J.C. Penney Co., Inc. (Holding Co.)	1,469,898	29,501
	Mattel, Inc.	2,369,728	27,323
	Macy's Inc.	2,779,806	24,740
	Fortune Brands, Inc.	993,396	24,388
^	Harley-Davidson, Inc.	1,544,676	20,683
	Hasbro, Inc.	820,246	20,564
	International Game Technology	1,953,878	18,015
	D. R. Horton, Inc.	1,823,145	17,684
^	Nordstrom, Inc.	1,053,260	17,642

	Tiffany & Co.	814,330	17,557
	CBS Corp.	4,471,583	17,171
*,^	Sears Holdings Corp.	363,164	16,600
	Polo Ralph Lauren Corp.	373,835	15,795
	Limited Brands, Inc.	1,789,278	15,567
	Pulte Homes, Inc.	1,419,441	15,514
	Starwood Hotels & Resorts Worldwide, Inc.	1,207,284	15,332
	The Stanley Works	521,414	15,184
	Whirlpool Corp.	485,971	14,380
	Washington Post Co. Class B	39,874	14,239
	Abercrombie & Fitch Co.	575,427	13,695
	Leggett & Platt, Inc.	1,037,038	13,471
	Scripps Networks Interactive	596,008	13,416
*	Interpublic Group of Cos., Inc.	3,148,565	12,972
*	Expedia, Inc.	1,386,575	12,590
	Black & Decker Corp.	398,120	12,565
	Newell Rubbermaid, Inc.	1,831,933	11,688
*	Big Lots Inc.	543,326	11,290
	Comcast Corp. Special Class A	844,535	10,869
*	The Goodyear Tire & Rubber Co.	1,596,039	9,991
*	AutoNation, Inc.	713,489	9,903
	Snap-On Inc.	379,927	9,536
*,^	Wynn Resorts Ltd.	437,489	8,737
^	General Motors Corp.	4,038,013	7,834
	RadioShack Corp.	821,769	7,043
	Lennar Corp. Class A	928,048	6,970
	Eastman Kodak Co.	1,771,277	6,731
	KB Home	497,389	6,556
	Centex Corp.	817,030	6,128
	Harman International Industries, Inc.	384,796	5,206
	Wyndham Worldwide Corp.	1,152,227	4,839
	Meredith Corp.	234,364	3,900
^	New York Times Co. Class A	757,136	3,422
	Gannett Co., Inc.	1,482,718	3,262
*	Office Depot, Inc.	1,788,392	2,343
	CBS Corp. Class A	18,015	71
*	Viacom Inc. Class A	775	14

			4,014,617
Consumer Staples (12.7%)
	The Procter & Gamble Co.	19,380,846	912,644
	Wal-Mart Stores, Inc.	14,781,759	770,130
	The Coca-Cola Co.	13,157,781	578,284
	PepsiCo, Inc.	10,288,029	529,628
	Philip Morris International Inc.	13,251,127	471,475
	CVS Caremark Corp.	9,626,554	264,634
	Altria Group, Inc.	13,669,460	218,985
	Kraft Foods Inc.	9,718,304	216,621
	Colgate-Palmolive Co.	3,315,395	195,542
	Walgreen Co.	6,523,666	169,354
	Costco Wholesale Corp.	2,865,352	132,723
	Kimberly-Clark Corp.	2,736,466	126,178
	Archer-Daniels-Midland Co.	4,243,811	117,893
	General Mills, Inc.	2,168,515	108,166
	The Kroger Co.	4,316,075	91,587

	Sysco Corp.	3,896,015	88,829
	H.J. Heinz Co.	2,079,741	68,756
	Lorillard, Inc.	1,111,786	68,642
	Kellogg Co.	1,666,485	61,043
	Safeway, Inc.	2,836,878	57,277
	Avon Products, Inc.	2,820,600	54,240
	ConAgra Foods, Inc.	2,955,360	49,857
	The Clorox Co.	919,363	47,329
	Reynolds American Inc.	1,118,188	40,076
	The Hershey Co.	1,096,265	38,095
	Sara Lee Corp.	4,599,845	37,167
	Campbell Soup Co.	1,354,874	37,069
	Molson Coors Brewing Co. Class B	991,293	33,982
	J.M. Smucker Co.	783,707	29,209
*	Dr. Pepper Snapple Group, Inc.	1,677,631	28,369
	Coca-Cola Enterprises, Inc.	2,097,753	27,669
	McCormick & Co., Inc.	860,683	25,450
	Brown-Forman Corp. Class B	648,834	25,194
	SUPERVALU Inc.	1,400,460	19,999
	The Pepsi Bottling Group, Inc.	895,971	19,837
	The Estee Lauder Cos. Inc. Class A	767,958	18,930
	Tyson Foods, Inc.	2,000,071	18,781
*	Dean Foods Co.	1,019,329	18,429
^	Whole Foods Market, Inc.	928,054	15,591
*	Constellation Brands, Inc. Class A	1,286,948	15,315
	Hormel Foods Corp.	462,070	14,652

			5,863,631
Energy (12.9%)
	ExxonMobil Corp.	32,669,948	2,224,823
	Chevron Corp.	13,250,832	890,986
	ConocoPhillips Co.	9,784,434	383,158
	Schlumberger Ltd.	7,905,121	321,106
	Occidental Petroleum Corp.	5,358,303	298,189
	Apache Corp.	2,213,789	141,882
	Devon Energy Corp.	2,935,317	131,179
	Marathon Oil Corp.	4,680,131	123,041
	Anadarko Petroleum Corp.	3,041,589	118,287
	XTO Energy, Inc.	3,834,103	117,400
	Hess Corp.	1,876,383	101,700
	Halliburton Co.	5,932,833	91,781
	EOG Resources, Inc.	1,651,665	90,445
*	National Oilwell Varco Inc.	2,760,876	79,265
*	Southwestern Energy Co.	2,273,859	67,511
	Chesapeake Energy Corp.	3,717,625	63,423
	Noble Energy, Inc.	1,143,797	61,628
	Valero Energy Corp.	3,415,761	61,142
	Spectra Energy Corp.	4,257,587	60,202
	Baker Hughes Inc.	2,043,213	58,334
	Murphy Oil Corp.	1,262,165	56,507
	Peabody Energy Corp.	1,768,930	44,294
	Williams Cos., Inc.	3,833,213	43,622
	Range Resources Corp.	1,033,372	42,534
*	Cameron International Corp.	1,434,914	31,468
	Smith International, Inc.	1,450,307	31,153

	CONSOL Energy, Inc.	1,194,488	30,149
	Diamond Offshore Drilling, Inc.	459,845	28,906
	El Paso Corp.	4,619,987	28,875
	ENSCO International, Inc.	938,283	24,771
	Sunoco, Inc.	772,846	20,465
	BJ Services Co.	1,932,633	19,230
*	Nabors Industries, Inc.	1,872,344	18,705
	Cabot Oil & Gas Corp.	683,745	16,116
	Pioneer Natural Resources Co.	763,724	12,578
	Tesoro Corp.	914,946	12,324
	Rowan Cos., Inc.	742,396	8,886
	Noble Corp.	295,049	7,108
	Massey Energy Co.	561,743	5,685
*	Denbury Resources, Inc.	142,495	2,117

			5,970,975
Financials (10.6%)
	JPMorgan Chase & Co.	24,840,888	660,271
	Wells Fargo & Co.	28,018,769	398,987
	The Goldman Sachs Group, Inc.	3,054,583	323,847
	Bank of America Corp.	42,330,362	288,693
	Bank of New York Mellon Corp.	7,593,363	214,512
	U.S. Bancorp	11,603,809	169,532
	Morgan Stanley	7,105,025	161,781
	The Travelers Cos., Inc.	3,867,721	157,184
	MetLife, Inc.	5,409,083	123,165
	CME Group, Inc.	438,723	108,097
	American Express Co.	7,740,964	105,509
	The Chubb Corp.	2,330,159	98,612
	Charles Schwab Corp.	6,200,764	96,112
	Northern Trust Corp.	1,477,848	88,405
	State Street Corp.	2,856,160	87,913
	PNC Financial Services Group	2,830,236	82,898
	Aon Corp.	1,808,341	73,816
	Marsh & McLennan Cos., Inc.	3,406,258	68,977
	The Allstate Corp.	3,546,866	67,922
	BB&T Corp.	3,696,615	62,547
	Progressive Corp. of Ohio	4,473,556	60,125
	AFLAC Inc.	3,090,480	59,832
	Simon Property Group, Inc. REIT	1,664,624	57,663
	Franklin Resources, Inc.	1,001,164	53,933
	Prudential Financial, Inc.	2,804,584	53,343
	Loews Corp.	2,389,115	52,799
^	Citigroup Inc.	20,498,620	51,861
	T. Rowe Price Group Inc.	1,692,342	48,841
	Public Storage, Inc. REIT	829,119	45,809
	People's United Financial Inc.	2,302,915	41,383
	Hudson City Bancorp, Inc.	3,455,239	40,392
*	IntercontinentalExchange Inc.	480,660	35,795
	Invesco, Ltd.	2,500,877	34,662
	Equity Residential REIT	1,803,440	33,093
	Capital One Financial Corp.	2,591,026	31,714
	Plum Creek Timber Co. Inc. REIT	1,090,257	31,694
	Vornado Realty Trust REIT	931,565	30,965
	NYSE Euronext	1,713,114	30,665

	HCP, Inc. REIT	1,679,307	29,976
	Ameriprise Financial, Inc.	1,447,052	29,650
	Moody's Corp.	1,261,900	28,923
	Boston Properties, Inc. REIT	801,979	28,093
	SunTrust Banks, Inc.	2,359,011	27,695
	Unum Group	2,190,015	27,375
	KeyCorp	3,271,484	25,747
	Avalonbay Communities, Inc. REIT	527,394	24,819
	Cincinnati Financial Corp.	1,074,591	24,576
^	M & T Bank Corp.	514,317	23,268
	Health Care Inc. REIT	732,453	22,406
	Ventas, Inc. REIT	948,528	21,446
	Discover Financial Services	3,183,699	20,089
	Regions Financial Corp.	4,591,544	19,560
	Comerica, Inc.	1,000,062	18,311
*	Leucadia National Corp.	1,198,596	17,847
	American International Group, Inc.	17,800,957	17,801
*	Nasdaq OMX Group, Inc.	908,579	17,790
	Assurant, Inc.	778,758	16,961
	The Hartford Financial Services Group Inc.	2,151,801	16,892
*	SLM Corp.	3,088,404	15,288
	Legg Mason Inc.	944,592	15,019
	First Horizon National Corp.	1,395,774	14,991
	Torchmark Corp.	559,334	14,671
	The Principal Financial Group, Inc.	1,717,002	14,045
	Host Hotels & Resorts Inc. REIT	3,475,381	13,623
	Federated Investors, Inc.	588,383	13,097
	XL Capital Ltd. Class A	2,261,326	12,347
	Kimco Realty Corp. REIT	1,539,077	11,728
	ProLogis REIT	1,768,762	11,497
	Lincoln National Corp.	1,681,604	11,250
	Fifth Third Bancorp	3,792,984	11,075
	Marshall & Ilsley Corp.	1,751,074	9,858
	Zions Bancorp	757,769	7,449
	CIT Group Inc.	2,554,062	7,279
	Janus Capital Group Inc.	1,038,912	6,909
*	CB Richard Ellis Group, Inc.	1,469,150	5,921
	Genworth Financial Inc.	2,846,254	5,408
*	MBIA, Inc.	1,114,954	5,106
*,^	E*TRADE Financial Corp.	3,737,460	4,784
	Apartment Investment & Management Co. Class A REIT	770,994	4,225
^	Huntington Bancshares Inc.	2,371,435	3,937
	Developers Diversified Realty Corp. REIT	14,232	30

			4,912,111
Health Care (15.1%)
	Johnson & Johnson	18,277,814	961,413
	Pfizer Inc.	44,606,990	607,547
	Abbott Laboratories	10,222,004	487,590
	Wyeth	8,802,383	378,855
	Merck & Co., Inc.	13,936,762	372,808
*	Amgen Inc.	6,836,874	338,562
	Bristol-Myers Squibb Co.	13,089,993	286,933
*	Gilead Sciences, Inc.	6,025,532	279,103

	Schering-Plough Corp.	10,753,704	253,250
	Eli Lilly & Co.	6,687,403	223,426
	Medtronic, Inc.	7,395,972	217,959
	Baxter International, Inc.	4,059,766	207,941
	UnitedHealth Group Inc.	8,037,940	168,234
*	Celgene Corp.	3,039,120	134,937
*	Medco Health Solutions, Inc.	3,246,964	134,229
*	WellPoint Inc.	3,294,188	125,080
	Covidien Ltd.	3,331,972	110,755
	Becton, Dickinson & Co.	1,585,869	106,634
*	Genzyme Corp.	1,795,293	106,622
*	Biogen Idec Inc.	1,966,345	103,076
*	Thermo Fisher Scientific, Inc.	2,764,929	98,625
	Allergan, Inc.	2,034,601	97,173
*	St. Jude Medical, Inc.	2,288,527	83,142
*	Boston Scientific Corp.	9,933,105	78,968
*	Express Scripts Inc.	1,636,800	75,571
	Cardinal Health, Inc.	2,384,671	75,069
	Aetna Inc.	2,999,132	72,969
	McKesson Corp.	1,811,596	63,478
*	Zimmer Holdings, Inc.	1,474,267	53,811
	Stryker Corp.	1,573,945	53,577
	C.R. Bard, Inc.	657,754	52,436
	Quest Diagnostics, Inc.	1,021,201	48,487
*	Forest Laboratories, Inc.	1,994,579	43,801
*	Laboratory Corp. of America Holdings	716,094	41,884
*	Life Technologies Corp.	1,149,478	37,335
	AmerisourceBergen Corp.	1,007,756	32,913
*	Hospira, Inc.	1,056,285	32,597
	CIGNA Corp.	1,793,737	31,552
*,^	Cephalon, Inc.	455,336	31,008
*	DaVita, Inc.	687,477	30,215
*	Humana Inc.	1,116,635	29,122
*	Mylan Inc.	2,015,175	27,023
	DENTSPLY International Inc.	982,902	26,391
*	Varian Medical Systems, Inc.	822,805	25,046
*	Intuitive Surgical, Inc.	259,138	24,711
*	Waters Corp.	642,223	23,730
*	Watson Pharmaceuticals, Inc.	692,270	21,537
*	Millipore Corp.	366,602	21,047
	IMS Health, Inc.	1,200,152	14,966
*	Coventry Health Care Inc.	974,076	12,605
*	King Pharmaceuticals, Inc.	1,629,279	11,519
*	Patterson Companies, Inc.	604,750	11,406
	PerkinElmer, Inc.	766,175	9,784
*	Tenet Healthcare Corp.	2,699,198	3,131

			7,001,583
Industrials (9.6%)
	General Electric Co.	69,816,030	705,840
	United Parcel Service, Inc.	6,582,768	324,004
	United Technologies Corp.	6,231,009	267,809
	3M Co.	4,588,081	228,119
	The Boeing Co.	4,803,443	170,906
	Lockheed Martin Corp.	2,196,421	151,619

	Emerson Electric Co.	4,994,764	142,750
	Union Pacific Corp.	3,328,143	136,820
	Honeywell International Inc.	4,861,343	135,437
	Caterpillar, Inc.	3,976,939	111,195
	Burlington Northern Santa Fe Corp.	1,840,515	110,707
	General Dynamics Corp.	2,554,714	106,251
	Raytheon Co.	2,626,599	102,280
	Northrop Grumman Corp.	2,164,118	94,442
	Deere & Co.	2,793,619	91,826
	FedEx Corp.	2,058,493	91,582
	Danaher Corp.	1,686,049	91,418
	Waste Management, Inc.	3,250,596	83,215
	Norfolk Southern Corp.	2,422,816	81,770
	Illinois Tool Works, Inc.	2,542,935	78,449
	CSX Corp.	2,641,533	68,284
	PACCAR, Inc.	2,399,129	61,802
	Precision Castparts Corp.	925,902	55,461
	L-3 Communications Holdings, Inc.	784,431	53,184
	C.H. Robinson Worldwide Inc.	1,125,116	51,316
	ITT Industries, Inc.	1,202,449	46,258
	Fluor Corp.	1,200,940	41,492
	Eaton Corp.	1,092,556	40,272
	Expeditors International of Washington, Inc.	1,402,293	39,671
	Republic Services, Inc. Class A	2,129,710	36,524
	Parker Hannifin Corp.	1,062,610	36,107
	Rockwell Collins, Inc.	1,045,852	34,137
	Cummins Inc.	1,331,967	33,899
	Dover Corp.	1,230,068	32,449
	Pitney Bowes, Inc.	1,364,953	31,872
*	Jacobs Engineering Group Inc.	814,276	31,480
	Goodrich Corp.	818,938	31,030
	Southwest Airlines Co.	4,892,961	30,972
	W.W. Grainger, Inc.	420,083	29,481
	Ingersoll-Rand Co.	2,108,858	29,102
	Cooper Industries, Inc. Class A	1,105,917	28,599
^	Fastenal Co.	854,861	27,488
	The Dun & Bradstreet Corp.	353,283	27,203
*	Stericycle, Inc.	564,428	26,940
*	Iron Mountain, Inc.	1,188,435	26,348
	Cintas Corp.	869,204	21,487
	Flowserve Corp.	369,970	20,763
	Rockwell Automation, Inc.	938,269	20,492
	Equifax, Inc.	836,514	20,453
	Robert Half International, Inc.	1,007,892	17,971
	Avery Dennison Corp.	745,738	16,660
	Masco Corp.	2,373,591	16,568
	Pall Corp.	780,617	15,948
	Ryder System, Inc.	367,778	10,412
	R.R. Donnelley & Sons Co.	1,356,921	9,946
	Textron, Inc.	1,605,605	9,216
*	Monster Worldwide Inc.	835,773	6,812
	The Manitowoc Co., Inc.	847,338	2,771
*	Raytheon Co. Warrants Exp. 6/16/11	20,998	141

			4,447,450

Information Technology (17.8%)
	Microsoft Corp.	50,568,131	928,937
	International Business Machines Corp.	8,869,994	859,414
*	Cisco Systems, Inc.	38,594,234	647,225
*	Apple Inc.	5,888,944	619,046
	Intel Corp.	36,795,148	553,767
*	Google Inc.	1,584,899	551,640
	Hewlett-Packard Co.	15,845,947	508,021
*	Oracle Corp.	25,359,758	458,251
	QUALCOMM Inc.	10,909,901	424,504
*	EMC Corp.	13,302,129	151,644
	Texas Instruments, Inc.	8,438,481	139,319
	Corning, Inc.	10,283,628	136,464
*	Yahoo! Inc.	9,220,606	118,116
	Automatic Data Processing, Inc.	3,339,539	117,418
*	Dell Inc.	11,443,861	108,488
	Applied Materials, Inc.	8,791,339	94,507
*	eBay Inc.	7,124,188	89,480
*	Symantec Corp.	5,429,781	81,121
	MasterCard, Inc. Class A	479,129	80,245
*	Adobe Systems, Inc.	3,466,465	74,148
	Motorola, Inc.	15,053,441	63,676
	Western Union Co.	4,696,077	59,030
*	Intuit, Inc.	2,124,257	57,355
*	Broadcom Corp.	2,814,735	56,238
	Paychex, Inc.	2,124,150	54,527
*	Juniper Networks, Inc.	3,452,221	51,990
	CA, Inc.	2,608,400	45,934
*	BMC Software, Inc.	1,221,177	40,299
*	Cognizant Technology Solutions Corp.	1,930,574	40,137
*	Electronic Arts Inc.	2,127,818	38,705
*	Fiserv, Inc.	1,031,872	37,622
	Analog Devices, Inc.	1,926,467	37,123
*	Computer Sciences Corp.	1,001,454	36,894
*	Sun Microsystems, Inc.	4,925,806	36,057
*	Agilent Technologies, Inc.	2,329,437	35,803
*	NVIDIA Corp.	3,552,775	35,030
	Xilinx, Inc.	1,813,016	34,737
*	McAfee Inc.	1,019,841	34,165
	Altera Corp.	1,941,789	34,078
	Linear Technology Corp.	1,467,609	33,726
	Tyco Electronics Ltd.	3,027,672	33,426
*	NetApp, Inc.	2,187,619	32,464
	Amphenol Corp. Class A	1,132,685	32,270
*	Affiliated Computer Services, Inc. Class A	645,421	30,909
*	Citrix Systems, Inc.	1,191,413	26,974
	Xerox Corp.	5,720,230	26,027
	Harris Corp.	883,971	25,582
	Microchip Technology, Inc.	1,204,438	25,522
*	Autodesk, Inc.	1,496,493	25,156
*	MEMC Electronic Materials, Inc.	1,478,373	24,378
*	VeriSign, Inc.	1,272,501	24,012
	Fidelity National Information Services, Inc.	1,262,554	22,978
*	salesforce.com, inc.	699,128	22,882
	KLA-Tencor Corp.	1,123,812	22,476

*	Akamai Technologies, Inc.	1,128,373	21,890
*	Micron Technology, Inc.	5,051,038	20,507
*	FLIR Systems, Inc.	997,698	20,433
*	SanDisk Corp.	1,496,128	18,926
*	Teradata Corp.	1,143,228	18,543
	Total System Services, Inc.	1,303,609	18,003
	National Semiconductor Corp.	1,288,275	13,231
*	LSI Corp.	4,280,774	13,014
	Molex, Inc.	914,765	12,569
*	Tellabs, Inc.	2,614,310	11,974
*	Advanced Micro Devices, Inc.	3,701,450	11,289
*	Compuware Corp.	1,619,937	10,675
*	Novellus Systems, Inc.	641,585	10,670
*	Novell, Inc.	2,262,280	9,637
*	QLogic Corp.	801,837	8,916
*	Lexmark International, Inc.	513,827	8,668
	Jabil Circuit, Inc.	1,396,731	7,766
*	Convergys Corp.	805,816	6,511
*	Teradyne, Inc.	1,130,022	4,950
*	Ciena Corp.	595,962	4,637
*	JDS Uniphase Corp.	1,421,902	4,621

			8,237,367
Materials (3.3%)
	Monsanto Co.	3,622,757	301,051
	Newmont Mining Corp. (Holding Co.)	3,236,471	144,864
	Praxair, Inc.	2,030,430	136,628
	E.I. du Pont de Nemours & Co.	5,967,619	133,257
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,722,732	103,763
	Nucor Corp.	2,077,208	79,287
	Air Products & Chemicals, Inc.	1,386,036	77,965
	Rohm & Haas Co.	826,415	65,155
	Dow Chemical Co.	6,112,548	51,529
	Alcoa Inc.	6,285,080	46,133
	PPG Industries, Inc.	1,086,288	40,084
	Weyerhaeuser Co.	1,396,880	38,512
	Ecolab, Inc.	1,108,425	38,496
^	Vulcan Materials Co.	729,693	32,318
	Sigma-Aldrich Corp.	808,012	30,535
	Ball Corp.	620,053	26,910
	CF Industries Holdings, Inc.	320,152	22,772
	International Paper Co.	2,829,991	19,923
	United States Steel Corp.	768,675	16,242
*	Owens-Illinois, Inc.	1,105,720	15,967
	International Flavors & Fragrances, Inc.	519,837	15,834
	Sealed Air Corp.	1,043,931	14,406
	Allegheny Technologies Inc.	645,018	14,145
	Bemis Co., Inc.	660,475	13,850
	MeadWestvaco Corp.	1,129,514	13,543
	Eastman Chemical Co.	479,473	12,850
*	Pactiv Corp.	870,077	12,694
	AK Steel Holding Corp.	726,512	5,173
	Titanium Metals Corp.	553,311	3,027

			1,526,913

Other (0.1%)
[2]	Miscellaneous Securities		32,782

Telecommunication Services (3.9%)
	AT&T Inc.	38,950,045	981,541
	Verizon Communications Inc.	18,788,197	567,404
*	American Tower Corp. Class A	2,626,537	79,925
*	Sprint Nextel Corp.	18,944,197	67,631
	Embarq Corp.	943,463	35,710
	Qwest Communications International Inc.	9,715,652	33,228
	Windstream Corp.	2,916,371	23,506
	CenturyTel, Inc.	663,514	18,658
	Frontier Communications Corp.	2,057,423	14,772

			1,822,375
Utilities (4.3%)
	Exelon Corp.	4,352,229	197,548
	Southern Co.	5,143,749	157,502
	FPL Group, Inc.	2,705,308	137,240
	Duke Energy Corp.	8,472,197	121,322
	Dominion Resources, Inc.	3,859,908	119,618
	Public Service Enterprise Group, Inc.	3,347,493	98,651
	PG&E Corp.	2,420,492	92,511
	Entergy Corp.	1,252,609	85,290
	FirstEnergy Corp.	2,015,207	77,787
	Sempra Energy	1,609,890	74,441
	Consolidated Edison Inc.	1,810,435	71,711
	PPL Corp.	2,482,749	71,280
	American Electric Power Co., Inc.	2,687,064	67,875
	Progress Energy, Inc.	1,823,213	66,110
	Edison International	2,155,287	62,094
	Xcel Energy, Inc.	3,004,119	55,967
	Questar Corp.	1,148,266	33,793
	Ameren Corp.	1,405,593	32,596
	Wisconsin Energy Corp.	773,085	31,828
	DTE Energy Co.	1,080,265	29,923
	Constellation Energy Group, Inc.	1,316,889	27,207
	EQT Corp.	865,587	27,119
	Allegheny Energy, Inc.	1,120,710	25,967
*	AES Corp.	4,405,845	25,598
	SCANA Corp.	801,617	24,762
	Northeast Utilities	1,139,021	24,591
	CenterPoint Energy Inc.	2,297,548	23,963
	Pepco Holdings, Inc.	1,449,686	18,092
	NiSource, Inc.	1,812,861	17,766
	Pinnacle West Capital Corp.	668,109	17,745
	CMS Energy Corp.	1,498,168	17,738
	TECO Energy, Inc.	1,407,140	15,690
	Integrys Energy Group, Inc.	505,137	13,154
	Nicor Inc.	298,849	9,931
*	Dynegy, Inc.	3,326,691	4,691

			1,979,101
Total Common Stocks (Cost $61,598,421)			45,808,905

		Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
[3,4]	Vanguard Market Liquidity Fund	0.440%		742,616,000	742,616

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]	Federal Home Loan Bank	0.451%	5/26/09	5,000	4,999
[5,6]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	12,000	11,999
[5,6]	Federal Home Loan Mortgage Corp.	0.320%	5/26/09	8,000	7,999
[5,6]	Federal National Mortgage Assn.	0.541%	7/30/09	30,000	29,978
				54,975
Total Temporary Cash Investments (Cost $797,543)				797,591
Total Investments (100.7%) (Cost $62,395,964)				46,606,496
Other Assets and Liabilities-Net (-0.7%)[4]				(340,386)
Net Assets (100%)				46,266,110

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $182,989,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $204,062,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $54,975,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $62,395,964,000. Net unrealized depreciation of investment securities for tax purposes was $15,789,468,000, consisting of unrealized gains of $4,478,590,000 on securities that had risen in value since their purchase and $20,268,058,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,791	355,872	40,322
E-mini S&P 500 Index	1,270	50,470	(507)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	46,551,521	39,815
Level 2- Other significant observable inputs	54,975	-
Level 3- Significant unobservable inputs	-	-
Total	46,606,496	39,815

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Vanguard Institutional Total Stock Market Index

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (98.9%)[1]
Consumer Discretionary (9.4%)
	McDonald's Corp.	1,016,274	55,458
	Home Depot, Inc.	1,548,647	36,486
	Comcast Corp. Class A	2,323,465	31,692
	The Walt Disney Co.	1,603,359	29,117
	Lowe's Cos., Inc.	1,336,421	24,390
*	Amazon.com, Inc.	312,816	22,973
	Target Corp.	652,153	22,428
	Time Warner Inc.	1,090,403	21,045
	NIKE, Inc. Class B	337,129	15,808
	News Corp., Class A	2,027,503	13,422
	Best Buy Co., Inc.	319,832	12,141
	Staples, Inc.	648,859	11,751
	Yum! Brands, Inc.	422,091	11,599
*	Kohl's Corp.	264,047	11,174
*	DIRECTV Group, Inc.	479,178	10,920
	TJX Cos., Inc.	380,114	9,746
*	Apollo Group, Inc. Class A	123,109	9,643
*	Liberty Media Corp.	450,499	8,987
	Carnival Corp.	399,305	8,625
*	Viacom Inc. Class B	482,732	8,390
*,^	Time Warner Cable Inc.	320,719	7,954
*	Starbucks Corp.	670,114	7,445
	Omnicom Group Inc.	283,571	6,636
	The McGraw-Hill Cos., Inc.	286,860	6,560
	Johnson Controls, Inc.	541,988	6,504
*	AutoZone Inc.	37,101	6,033
	The Gap, Inc.	454,692	5,906
*	Bed Bath & Beyond, Inc.	237,092	5,868
	H & R Block, Inc.	309,405	5,628
*	Coach, Inc.	298,720	4,989
*,^	Ford Motor Co.	1,800,459	4,735
	Sherwin-Williams Co.	90,849	4,721
	VF Corp.	80,628	4,605
	Genuine Parts Co.	145,866	4,356
	Ross Stores, Inc.	120,412	4,320
*	ITT Educational Services, Inc.	35,425	4,301
	Tim Hortons, Inc.	165,764	4,205
	Marriott International, Inc. Class A	255,547	4,181
	Darden Restaurants Inc.	120,665	4,134
*	O'Reilly Automotive, Inc.	116,972	4,095
	Family Dollar Stores, Inc.	121,578	4,057
*	GameStop Corp. Class A	142,622	3,996
	J.C. Penney Co., Inc. (Holding Co.)	193,327	3,880
	Mattel, Inc.	328,449	3,787
*	Dollar Tree, Inc.	82,480	3,674
	Advance Auto Parts, Inc.	86,379	3,548
	Macy's Inc.	383,623	3,414
	Fortune Brands, Inc.	136,759	3,357

*,^	Sears Holdings Corp.	63,476	2,901
	Hasbro, Inc.	114,330	2,866
	Harley-Davidson, Inc.	212,487	2,845
	DeVry, Inc.	58,940	2,840
*	Priceline.com, Inc.	35,200	2,773
	Cablevision Systems NY Group Class A	213,362	2,761
	Comcast Corp. Special Class A	199,815	2,572
	D. R. Horton, Inc.	260,207	2,524
*	CarMax, Inc.	201,239	2,503
	International Game Technology	269,262	2,483
	Nordstrom, Inc.	147,536	2,471
	Tiffany & Co.	113,298	2,443
	PetSmart, Inc.	116,097	2,433
	Limited Brands, Inc.	279,361	2,430
	Strayer Education, Inc.	13,094	2,355
*	Toll Brothers, Inc.	123,377	2,241
	Pulte Homes, Inc.	199,945	2,185
	Garmin Ltd.	101,815	2,159
	BorgWarner, Inc.	105,782	2,147
	Polo Ralph Lauren Corp.	50,736	2,144
	Starwood Hotels & Resorts Worldwide, Inc.	167,163	2,123
*	DISH Network Corp.	190,657	2,118
	American Eagle Outfitters, Inc.	170,573	2,088
	CBS Corp.	539,751	2,073
	Whirlpool Corp.	67,176	1,988
	Washington Post Co. Class B	5,533	1,976
	Burger King Holdings Inc.	86,084	1,976
*	Career Education Corp.	81,982	1,964
*	Discovery Communications Inc. Class A	122,439	1,961
*	Liberty Global, Inc. Class A	132,513	1,929
	Abercrombie & Fitch Co.	79,748	1,898
	The Stanley Works	64,936	1,891
*	Discovery Communications Inc. Class C	128,444	1,882
	Leggett & Platt, Inc.	142,670	1,853
*,^	Netflix.com, Inc.	43,140	1,852
	Wendy's/Arby's Group, Inc.	364,895	1,835
	Scripps Networks Interactive	81,280	1,830
*	Liberty Global, Inc. Series C	129,240	1,826
*	Interpublic Group of Cos., Inc.	435,559	1,795
*	Urban Outfitters, Inc.	107,274	1,756
	Black & Decker Corp.	55,098	1,739
*	AutoNation, Inc.	121,616	1,688
*	LKQ Corp.	115,463	1,648
*	Expedia, Inc.	179,900	1,633
*	Aeropostale, Inc.	61,389	1,630
	Newell Rubbermaid, Inc.	254,125	1,621
*	NVR, Inc.	3,755	1,606
*	Mohawk Industries, Inc.	53,118	1,587
*	Big Lots Inc.	75,307	1,565
*	Corinthian Colleges, Inc.	78,533	1,527
*	Liberty Media Corp.-Interactive Series A	517,662	1,501
*	Panera Bread Co.	26,832	1,500
	Foot Locker, Inc.	142,325	1,492
*	Penn National Gaming, Inc.	61,106	1,476
	Autoliv, Inc.	76,287	1,417

	Brinker International, Inc.	93,610	1,414
*,^	Wynn Resorts Ltd.	67,086	1,340
	Snap-On Inc.	52,845	1,326
*	DreamWorks Animation SKG, Inc.	61,044	1,321
*	The Goodyear Tire & Rubber Co.	210,411	1,317
	Gentex Corp.	128,627	1,281
*	Marvel Entertainment, Inc.	47,204	1,253
	Virgin Media Inc.	256,641	1,232
*	Jack in the Box Inc.	52,308	1,218
	John Wiley & Sons Class A	40,856	1,217
*	Rent-A-Center, Inc.	61,463	1,191
*	Dick's Sporting Goods, Inc.	78,314	1,118
	Guess ?, Inc.	52,368	1,104
*	Tractor Supply Co.	30,337	1,094
	Phillips-Van Heusen Corp.	47,123	1,069
	Aaron Rents, Inc.	39,952	1,065
	MDC Holdings, Inc.	34,126	1,063
*	Sirius XM Radio Inc.	2,990,879	1,047
*	The Warnaco Group, Inc.	43,067	1,034
	Royal Caribbean Cruises, Ltd.	127,465	1,021
*	Carter's, Inc.	51,861	976
	Regal Entertainment Group Class A	72,390	971
	Tupperware Brands Corp.	56,873	966
*	WMS Industries, Inc.	45,883	959
	Eastman Kodak Co.	247,516	941
	RadioShack Corp.	108,512	930
*	Chipotle Mexican Grill, Inc. Class B	16,140	925
^	General Motors Corp.	475,994	923
	KB Home	69,892	921
	Hillenbrand Inc.	56,709	908
*	Brink's Home Security Holdings, Inc.	40,026	905
*,^	Chipotle Mexican Grill, Inc.	13,352	886
*	Jarden Corp.	69,927	886
*	Chico's FAS, Inc.	162,040	870
*,^	Las Vegas Sands Corp.	287,455	865
	Interactive Data Corp.	34,575	860
	Centex Corp.	113,617	852
*	Coinstar, Inc.	25,863	847
*	Bally Technologies Inc.	45,862	845
	Williams-Sonoma, Inc.	82,778	834
*	Hanesbrands Inc.	85,806	821
	Service Corp. International	234,494	818
	Choice Hotels International, Inc.	31,687	818
	Matthews International Corp.	28,170	812
*	Scientific Games Corp.	63,602	770
	Barnes & Noble, Inc.	35,189	752
	Lennar Corp. Class A	94,509	710
	Wolverine World Wide, Inc.	45,030	702
	Harman International Industries, Inc.	51,229	693
	Wyndham Worldwide Corp.	164,057	689
	The Buckle, Inc.	21,523	687
	Men's Wearhouse, Inc.	45,333	686
*	Fossil, Inc.	42,666	670
*	American Public Education, Inc.	15,688	660
	Ryland Group, Inc.	39,530	659

	WABCO Holdings Inc.	53,266	656
*,^	Lamar Advertising Co. Class A	67,113	654
	Bob Evans Farms, Inc.	28,562	640
	Polaris Industries, Inc.	29,734	637
*	Deckers Outdoor Corp.	11,454	608
*	Capella Education Co.	11,400	604
*	The Cheesecake Factory Inc.	52,762	604
*	J. Crew Group, Inc.	45,622	601
	Pool Corp.	44,545	597
	Weight Watchers International, Inc.	32,147	596
*	Liberty Media Corp.-Capital Series A	85,329	596
	Cracker Barrel Old Country Store Inc.	20,719	593
*	Iconix Brand Group Inc.	66,231	586
*	The Gymboree Corp.	27,365	584
*	Collective Brands, Inc.	59,274	577
	New York Times Co. Class A	124,953	565
	International Speedway Corp.	25,597	565
	Sotheby's	62,631	564
*	The Dress Barn, Inc.	45,607	561
	Meredith Corp.	33,450	557
*	Lions Gate Entertainment Corp.	107,957	545
	Regis Corp.	37,572	543
*	CEC Entertainment Inc.	20,882	540
*	Buffalo Wild Wings Inc.	14,680	537
*	Sonic Corp.	53,122	532
	National CineMedia Inc.	39,637	522
	Thor Industries, Inc.	33,330	521
*	Morningstar, Inc.	15,226	520
*	P.F. Chang's China Bistro, Inc.	22,318	511
*	Hibbett Sports Inc.	26,392	507
*	Timberland Co.	42,317	505
*	The Children's Place Retail Stores, Inc.	22,959	503
*	California Pizza Kitchen, Inc.	38,132	499
*	Vail Resorts Inc.	24,180	494
*	AnnTaylor Stores Corp.	91,801	477
	Arbitron Inc.	31,617	475
	Tempur-Pedic International Inc.	64,835	473
	Cato Corp. Class A	25,674	469
	Gannett Co., Inc.	212,775	468
*	Papa John's International, Inc.	20,405	467
*	Gaylord Entertainment Co.	52,985	441
*,^	Blue Nile Inc.	14,004	422
	American Greetings Corp. Class A	81,292	411
*,^	Under Armour, Inc.	24,927	410
*	BJ's Restaurants Inc.	28,800	401
	Brunswick Corp.	112,937	390
	Ameristar Casinos, Inc.	30,583	385
	Ethan Allen Interiors, Inc.	33,984	383
*	Ascent Media Corp.	15,278	382
*	99 Cents Only Stores	41,282	381
	Scholastic Corp.	25,290	381
	K-Swiss, Inc.	44,451	380
	Finish Line, Inc.	56,854	376
	Fred's, Inc.	33,324	376
*	Cabela's Inc.	41,200	375

	Callaway Golf Co.	51,087	367
*	Pre-Paid Legal Services, Inc.	12,016	349
*	Hot Topic, Inc.	30,863	345
	Asbury Automotive Group, Inc.	79,830	344
	NutriSystem, Inc.	24,008	343
*	Office Depot, Inc.	258,500	339
	Dillard's Inc.	59,248	338
*	Life Time Fitness, Inc.	26,241	330
	Churchill Downs, Inc.	10,951	329
*	Build-A-Bear-Workshop, Inc.	53,789	327
*	Maidenform Brands, Inc.	34,529	316
	CKE Restaurants Inc.	37,527	315
	Group 1 Automotive, Inc.	21,869	306
*	Jos. A. Bank Clothiers, Inc.	10,965	305
	Liz Claiborne, Inc.	123,094	304
	Boyd Gaming Corp.	81,148	303
	Jones Apparel Group, Inc.	70,312	297
	bebe stores, inc.	43,036	287
*	Helen of Troy Ltd.	20,799	286
*	Texas Roadhouse, Inc.	29,994	286
*	America's Car-Mart, Inc.	20,987	285
*	Pinnacle Entertainment, Inc.	39,806	280
*	JAKKS Pacific, Inc.	22,642	280
*,^	Conn's, Inc.	19,627	276
	Brown Shoe Co., Inc.	73,103	274
*	Steiner Leisure Ltd.	11,193	273
*	Blyth, Inc.	10,311	269
*	Sally Beauty Co. Inc.	47,412	269
	Christopher & Banks Corp.	63,496	260
	Genesco, Inc.	13,688	258
	Cooper Tire & Rubber Co.	63,601	257
	Monro Muffler Brake, Inc.	9,211	252
*	Charming Shoppes, Inc.	178,392	250
	CSS Industries, Inc.	14,138	240
	Big 5 Sporting Goods Corp.	40,911	240
*	Fuel Systems Solutions, Inc.	17,372	234
*	Steven Madden, Ltd.	12,440	234
	UniFirst Corp.	8,388	234
*	PetMed Express, Inc.	14,028	231
	News Corp., Class B	28,707	221
	Harte-Hanks, Inc.	41,026	219
*	Saks Inc.	114,518	214
	Columbia Sportswear Co.	6,993	209
*	Denny's Corp.	122,825	205
	Penske Automotive Group Inc.	21,666	202
	Stewart Enterprises, Inc. Class A	62,350	202
*	Jo-Ann Stores, Inc.	12,350	202
*	AFC Enterprises, Inc.	44,508	201
*	Clear Channel Outdoor Holdings, Inc. Class A	54,625	200
	World Wrestling Entertainment, Inc.	17,192	198
*	Skechers U.S.A., Inc.	29,448	196
	Haverty Furniture Cos., Inc.	18,470	194
*,^	Blockbuster Inc. Class A	268,851	194
	Stage Stores, Inc.	19,124	193
*	Universal Technical Institute Inc.	16,027	192

*	Domino's Pizza, Inc.	29,193	191
*	The Wet Seal, Inc. Class A	56,797	191
*	Volcom, Inc.	19,619	190
*,^	MGM Mirage, Inc.	80,534	188
*	Cavco Industries, Inc.	7,936	187
	Systemax Inc.	14,469	187
	Cherokee Inc.	11,926	186
*	Overstock.com, Inc.	20,227	185
*	Peet's Coffee & Tea Inc.	8,386	181
*	Mediacom Communications Corp.	44,567	180
*	HSN, Inc.	34,846	179
	OfficeMax, Inc.	55,809	174
	Jackson Hewitt Tax Service Inc.	33,332	174
*	Crocs, Inc.	144,994	173
	Orient-Express Hotel Ltd.	41,124	169
*	Meritage Corp.	14,347	164
	Arctic Cat, Inc.	42,344	162
*	Live Nation, Inc.	60,277	161
*	Exide Technologies	53,574	161
*	CTC Media, Inc.	35,029	160
*	Red Robin Gourmet Burgers, Inc.	9,044	159
	Winnebago Industries, Inc.	29,881	159
*	Amerigon Inc.	42,240	156
*	G-III Apparel Group, Ltd.	28,230	156
*	Audiovox Corp.	45,354	156
*	Alloy, Inc.	36,292	152
*	Learning Tree International, Inc.	17,883	151
*	Pacific Sunwear of California, Inc.	90,288	150
*	Interval Leisure Group, Inc.	26,726	142
	DineEquity, Inc.	11,924	141
	Lennar Corp. Class B	24,500	139
	Marine Products Corp.	32,769	139
*	Shutterfly, Inc.	14,800	139
	Books-a-Million Inc.	29,271	135
*	Drew Industries, Inc.	15,500	135
*,^	Lululemon Athletica, Inc.	15,415	133
*	Citi Trends Inc.	5,822	133
	The Marcus Corp.	15,543	132
*	Hovnanian Enterprises Inc. Class A	84,670	132
*	Stamps.com Inc.	13,613	132
*	Charlotte Russe Holding Inc.	15,924	130
	Superior Industries International, Inc.	10,943	130
*	TRW Automotive Holdings Corp.	40,195	129
	National Presto Industries, Inc.	2,079	127
*	The Princeton Review, Inc.	28,495	124
	American Axle & Manufacturing Holdings, Inc.	93,363	123
*	CKX, Inc.	29,954	123
*	Luby's, Inc.	24,996	123
*	Sturm, Ruger & Co., Inc.	9,785	121
*	Krispy Kreme Doughnuts, Inc.	73,070	117
*	Ticketmaster Entertainment Inc.	31,426	116
*	Quiksilver, Inc.	90,129	115
*	Cox Radio, Inc.	28,112	115
*	hhgregg, Inc.	8,130	115
	The Pep Boys (Manny, Moe & Jack)	25,858	114

	O'Charley's Inc.	37,481	113
	Cinemark Holdings Inc.	11,900	112
	Movado Group, Inc.	14,819	112
	CPI Corp.	14,827	110
*	True Religion Apparel, Inc.	9,129	108
	Fisher Communications, Inc.	10,632	104
*	1-800-FLOWERS.COM, Inc.	49,903	103
^	Brookfield Homes Corp.	29,518	102
	Ambassadors Group, Inc.	12,322	100
*	Coldwater Creek Inc.	39,334	99
*	Dorman Products, Inc.	10,525	98
*	Ruby Tuesday, Inc.	32,815	96
*	Isle of Capri Casinos, Inc.	17,407	92
*	dELiA*S, Inc.	53,372	90
*	Core-Mark Holding Co., Inc.	4,915	90
	Weyco Group, Inc.	3,422	89
*	Dolan Media Co.	11,192	88
*	Midas Inc.	11,109	88
	Oxford Industries, Inc.	14,152	87
*	Universal Electronics, Inc.	4,809	87
	Speedway Motorsports, Inc.	7,331	87
*	Carriage Services, Inc.	56,184	86
	Belo Corp. Class A	140,343	86
*	Quantum Fuel Systems Technologies Worldwide, Inc.	106,553	85
*	drugstore.com, Inc.	72,369	85
*	Raser Technologies, Inc.	20,100	84
*	DSW Inc. Class A	9,000	84
*	Kirkland's, Inc.	17,131	84
	ArvinMeritor, Inc.	105,643	83
*	K12 Inc.	5,800	81
	Kenneth Cole Productions, Inc.	12,581	80
	Modine Manufacturing Co.	30,120	75
*	Bluegreen Corp.	43,238	75
*	Standard Pacific Corp.	84,249	74
*	Cache, Inc.	25,650	74
*	Bidz.com, Inc.	18,299	74
	Dover Downs Gaming & Entertainment, Inc.	23,170	71
	Standard Motor Products, Inc.	25,851	71
	Hooker Furniture Corp.	8,400	71
*	Steinway Musical Instruments Inc.	5,874	70
*	RC2 Corp.	13,295	70
*	Martha Stewart Living Omnimedia, Inc.	27,691	69
*	New York & Co., Inc.	19,325	69
*	Shuffle Master, Inc.	23,868	69
*,^	Gander Mountain Co.	23,201	68
*	A.C. Moore Arts & Crafts, Inc.	35,590	67
*	Gaiam, Inc.	20,429	67
	Carmike Cinemas, Inc.	25,465	66
*	RCN Corp.	17,787	66
*	Morgans Hotel Group	20,740	65
*	Smith & Wesson Holding Corp.	10,660	64
*	Zumiez Inc.	6,580	64
*	Knology, Inc.	15,002	62
*	Leapfrog Enterprises, Inc.	44,628	62
	Stanley Furniture Co., Inc.	7,945	60

*	Beazer Homes USA, Inc.	58,376	59
	Furniture Brands International Inc.	38,959	57
*	Cumulus Media Inc.	56,253	57
	Hearst-Argyle Television Inc.	13,509	56
*	Warner Music Group Corp.	23,513	55
	M/I Homes, Inc.	7,750	54
*	Tuesday Morning Corp.	42,595	54
	Landry's Restaurants, Inc.	10,282	54
*	Zale Corp.	26,866	52
*	Tenneco Automotive, Inc.	32,088	52
*	Steak n Shake Co.	6,891	52
	Talbots Inc.	14,765	52
*	West Marine, Inc.	9,677	52
*	Rentrak Corp.	5,600	50
*	Valassis Communications, Inc.	31,959	50
*	MarineMax, Inc.	25,490	50
*,^	Cost Plus, Inc.	52,236	50
*	Town Sports International Holdings, Inc.	16,500	49
*	Retail Ventures, Inc.	31,829	48
*	Borders Group, Inc.	75,910	48
*	Lear Corp.	62,591	47
*	Unifi, Inc.	71,192	46
*	REX Stores Corp.	4,209	45
	Bassett Furniture Industries, Inc.	22,650	44
	PRIMEDIA Inc.	17,570	43
	Skyline Corp.	2,242	43
*	Perry Ellis International Corp.	11,978	41
*	Tween Brands, Inc.	19,204	41
*	Playboy Enterprises, Inc. Class B	20,792	41
*	Multimedia Games Inc.	19,005	41
	AH Belo Corp.	41,521	41
*	Benihana Inc. Class A	15,613	40
	La-Z-Boy Inc.	32,196	40
*	Shoe Carnival, Inc.	3,817	40
	Spartan Motors, Inc.	9,508	38
*	iRobot Corp.	5,008	38
	Lithia Motors, Inc.	16,224	37
	Strattec Security Corp.	4,111	34
*	Lodgian, Inc.	15,697	33
	Beasley Broadcast Group, Inc.	14,447	30
*	Century Casinos, Inc.	18,779	29
*	Sealy Corp.	19,178	29
	E.W. Scripps Co. Class A	20,460	28
	Entercom Communications Corp.	24,735	27
*	Monarch Casino & Resort, Inc.	5,227	27
*	Russ Berrie and Co., Inc.	20,250	27
*	Champion Enterprises, Inc.	55,389	27
*	Caribou Coffee Co.	12,577	26
*	Cosi, Inc.	77,053	26
*	Global Traffic Network, Inc.	8,486	26
	Bon-Ton Stores, Inc.	14,510	25
*	4Kids Entertainment Inc.	22,543	25
*	Emmis Communications, Inc.	63,231	25
	Sonic Automotive, Inc.	15,339	25
	Sinclair Broadcast Group, Inc.	23,450	24

*	Stein Mart, Inc.	8,072	23
	Heelys Inc.	13,600	23
*	Pomeroy IT Solutions, Inc.	6,047	23
^	The McClatchy Co. Class A	45,433	22
*	Pier 1 Imports Inc.	39,247	22
	Journal Communications, Inc.	28,701	22
*	Destination Maternity Corp.	3,380	21
*	ValueVision Media, Inc.	30,783	21
*	Reading International Inc. Class A	5,900	21
*	Shiloh Industries, Inc.	10,059	21
*	LodgeNet Interactive Corp.	12,943	21
*	Palm Harbor Homes, Inc.	9,203	21
*	Duckwall-ALCO Stores, Inc.	2,152	20
*	Youbet.com, Inc.	11,828	20
	Orleans Homebuilders, Inc.	8,178	20
*	Hayes Lemmerz International, Inc.	102,862	19
*	Ulta Salon, Cosmetics & Fragrance, Inc.	2,800	19
*	Harris Interactive Inc.	73,072	18
*	Nautilus Inc.	28,920	18
*	EDCI Holdings, Inc.	4,094	17
*	Entravision Communications Corp.	64,225	17
^	Media General, Inc. Class A	8,580	16
*	Casual Male Retail Group, Inc.	33,081	16
*	Select Comfort Corp.	22,497	16
*	Maxxam Inc.	2,278	16
*	Dana Holding Corp.	34,600	16
	Gray Television, Inc.	48,812	16
*	Einstein Noah Restaurant Group Inc.	2,600	15
*	Navarre Corp.	32,814	15
*	Empire Resorts Inc.	17,520	13
*	MTR Gaming Group Inc.	14,457	13
*	Benihana Inc.	5,006	13
*,^	Source Interlink Cos., Inc.	66,878	12
	Libbey, Inc.	13,333	12
*	Outdoor Channel Holdings Inc.	1,667	11
*	Lin TV Corp.	9,610	11
*	Lazare Kaplan International, Inc.	9,594	10
*	Radio One, Inc. Class D	22,460	10
*	Blockbuster Inc. Class B	21,904	10
*	McCormick & Schmick's Seafood Restaurants, Inc.	2,500	10
*	The Dixie Group, Inc.	8,586	9
*	Daily Journal Corp.	260	9
*	Stoneridge, Inc.	4,152	9
*	Coachmen Industries, Inc.	12,960	8
*	Red Lion Hotels Corp.	2,812	8
*	Six Flags, Inc.	30,481	8
^	Lee Enterprises, Inc.	29,094	8
	Dover Motorsports, Inc.	4,394	8
*	Ambassadors International, Inc.	19,311	8
	Escalade, Inc.	10,730	7
*	Hastings Entertainment, Inc.	2,708	7
*	New Motion, Inc.	5,453	7
*	Trans World Entertainment Corp.	8,888	5
	Craftmade International, Inc.	4,100	5
*	Great Wolf Resorts, Inc.	2,310	5

*	Salem Communications Corp.	9,254	5
	Lifetime Brands, Inc.	3,800	5
*	California Coastal Communities, Inc.	7,820	5
*	Hollywood Media Corp.	5,240	5
	Johnson Outdoors Inc.	900	5
*	Emerson Radio Corp.	8,900	4
*	Regent Communications, Inc.	32,631	4
*	Saga Communications Inc.	825	3
*	Spanish Broadcasting System, Inc.	16,763	3
*	Jamba Inc.	5,000	2
*	Nexstar Broadcasting Group, Inc.	2,995	2
	Sport Supply Group Inc.	300	2
*	Gaming Partners International	282	2
	Flexsteel Industries, Inc.	300	2
*	Riviera Holdings Corp.	1,220	1
*	Ruth's Hospitality Group Inc.	1,000	1
*	Eddie Bauer Holding, Inc.	2,700	1
	Noble International, Ltd.	5,409	1
*	Radio One, Inc.	1,680	1
*	Gadzooks, Inc.	3,843	—
			736,114
Consumer Staples (11.1%)
	The Procter & Gamble Co.	2,687,107	126,536
	Wal-Mart Stores, Inc.	2,152,219	112,131
	The Coca-Cola Co.	1,898,565	83,442
	PepsiCo, Inc.	1,416,129	72,902
	Philip Morris International Inc.	1,844,603	65,631
	CVS Caremark Corp.	1,309,611	36,001
	Altria Group, Inc.	1,878,649	30,096
	Kraft Foods Inc.	1,339,613	29,860
	Colgate-Palmolive Co.	460,270	27,147
	Walgreen Co.	901,847	23,412
	Costco Wholesale Corp.	393,722	18,237
	Kimberly-Clark Corp.	377,376	17,401
	General Mills, Inc.	304,726	15,200
	Archer-Daniels-Midland Co.	526,648	14,630
	Sysco Corp.	546,611	12,463
	The Kroger Co.	565,557	12,001
	H.J. Heinz Co.	287,181	9,494
	Lorillard, Inc.	153,620	9,485
	Kellogg Co.	244,157	8,943
	Safeway, Inc.	391,735	7,909
	Avon Products, Inc.	388,699	7,475
	ConAgra Foods, Inc.	407,766	6,879
	The Clorox Co.	126,485	6,511
	Bunge Ltd.	111,059	6,292
	Reynolds American Inc.	159,678	5,723
	Campbell Soup Co.	197,930	5,415
	Sara Lee Corp.	645,815	5,218
	The Hershey Co.	144,444	5,019
	Molson Coors Brewing Co. Class B	138,122	4,735
	J.M. Smucker Co.	108,109	4,029
*	Dr. Pepper Snapple Group, Inc.	232,428	3,930
	Coca-Cola Enterprises, Inc.	267,011	3,522
	Church & Dwight, Inc.	64,235	3,355
	McCormick & Co., Inc.	107,241	3,171
	Brown-Forman Corp. Class B	73,163	2,841
	The Pepsi Bottling Group, Inc.	125,370	2,776
*	Ralcorp Holdings, Inc.	51,459	2,773
	SUPERVALU Inc.	193,297	2,760
*	Dean Foods Co.	140,499	2,540
*	Energizer Holdings, Inc.	50,550	2,512
	Tyson Foods, Inc.	266,968	2,507
*	Hansen Natural Corp.	67,495	2,430
	The Estee Lauder Cos. Inc. Class A	97,214	2,396
^	Whole Foods Market, Inc.	128,212	2,154
	Hormel Foods Corp.	67,703	2,147
*	Constellation Brands, Inc. Class A	178,122	2,120
	Alberto-Culver Co.	80,554	1,821
	Flowers Foods, Inc.	76,491	1,796
*	BJ's Wholesale Club, Inc.	54,793	1,753
	Corn Products International, Inc.	68,349	1,449
	Del Monte Foods Co.	181,490	1,323
	Casey's General Stores, Inc.	44,449	1,185
*	Smithfield Foods, Inc.	118,315	1,119
	PepsiAmericas, Inc.	58,619	1,011
	Herbalife Ltd.	58,550	877
*	TreeHouse Foods Inc.	29,382	846
*	Chattem, Inc.	14,752	827
	Lancaster Colony Corp.	19,294	800
	Ruddick Corp.	35,493	797

Vanguard Institutional Total Stock Market Index

Schedule of Investments

As of March 31, 2009

*,^	Green Mountain Coffee Roasters, Inc.	15,670	752
*	NBTY, Inc.	50,833	716
*	United Natural Foods, Inc.	37,701	715
	Universal Corp. (VA)	23,114	692
	Sanderson Farms, Inc.	16,007	601
	Vector Group Ltd.	43,112	560
*	Hain Celestial Group, Inc.	38,074	542
	J & J Snack Foods Corp.	15,376	532
	Nu Skin Enterprises, Inc.	47,859	502
	Lance, Inc.	23,878	497
*	Winn-Dixie Stores, Inc.	51,440	492
*	Central European Distribution Corp.	43,536	468
*	Star Scientific, Inc.	103,569	443
*	The Pantry, Inc.	24,627	434
	Tootsie Roll Industries, Inc.	19,704	428
	Cal-Maine Foods, Inc.	17,353	389
*	Chiquita Brands International, Inc.	55,646	369
	The Andersons, Inc.	25,463	360
	Nash-Finch Co.	11,629	327
	Ingles Markets, Inc.	20,750	310
*	Central Garden and Pet Co.	39,886	304
	WD-40 Co.	11,954	289
*	Darling International, Inc.	74,656	277
	Coca-Cola Bottling Co.	5,235	273
*	Alliance One International, Inc.	68,293	262
	Diamond Foods, Inc.	8,151	228
*	American Oriental Bioengineering, Inc.	58,561	226
*	Central Garden & Pet Co. Class A	29,492	222
	Arden Group Inc. Class A	1,822	213
	PriceSmart, Inc.	10,647	192
*	Prestige Brands Holdings Inc.	36,362	188
*	Smart Balance Inc.	30,700	185
*	Bare Escentuals, Inc.	44,247	181
	Spartan Stores, Inc.	11,063	171
	Inter Parfums, Inc.	28,460	166
	Weis Markets, Inc.	5,093	158
*	Susser Holdings Corp.	10,675	144
*	Rite Aid Corp.	387,510	140
	Alico, Inc.	5,705	137
*	Boston Beer Co., Inc. Class A	6,307	132
*	The Great Atlantic & Pacific Tea Co., Inc.	23,973	127
*	Lifeway Foods, Inc.	15,308	122
	B&G Foods Inc.	20,000	104
*	John B. Sanfilippo & Son, Inc.	19,363	103
*	Zapata Corp.	17,400	99
	Griffin Land & Nurseries, Inc.	2,811	98
^	Mannatech, Inc.	28,460	95
*	Medifast, Inc.	21,662	90
*	Elizabeth Arden, Inc.	14,537	85
*	USANA Health Sciences, Inc.	3,274	73
*	Omega Protein Corp.	26,265	69
	Oil-Dri Corp. of America	4,218	62
*	HQ Sustainable Maritime Industries, Inc.	7,200	55
	Farmer Brothers, Inc.	2,875	51

	Imperial Sugar Co.	6,700	48
*	Overhill Farms Inc.	9,500	36
*	National Beverage Corp.	3,040	28
*	Physicians Formula Holdings, Inc.	11,700	23
*	Revlon, Inc.	8,572	21
*	Nutraceutical International Corp.	2,905	19
*	Parlux Fragrances, Inc.	20,700	18
	Reddy Ice Holdings, Inc.	9,960	15
*	Jones Soda Co.	10,640	10
*	Inventure Group, Inc.	5,177	7
	Tasty Baking Co. Class A	1,568	7
	Village Super Market Inc. Class A	200	6
	Calavo Growers, Inc.	498	6
	MGP Ingredients, Inc.	4,634	3
*	Schiff Nutrition International, Inc.	484	2
*	Monterey Pasta Co.	1,069	1
*	Cusine Solutions, Inc.	700	—
			865,455
Energy (12.1%)
	ExxonMobil Corp.	4,637,951	315,844
	Chevron Corp.	1,852,645	124,572
	ConocoPhillips Co.	1,291,397	50,571
	Schlumberger Ltd.	1,090,662	44,303
	Occidental Petroleum Corp.	738,531	41,099
	Apache Corp.	305,214	19,561
*	Transocean Ltd.	291,112	17,129
	Devon Energy Corp.	382,541	17,096
	Marathon Oil Corp.	643,471	16,917
	Anadarko Petroleum Corp.	418,703	16,283
	XTO Energy, Inc.	499,872	15,306
	Hess Corp.	267,742	14,512
	Halliburton Co.	815,384	12,614
	EOG Resources, Inc.	227,798	12,474
*	National Oilwell Varco Inc.	380,843	10,934
*	Southwestern Energy Co.	314,499	9,337
	Chesapeake Energy Corp.	525,107	8,958
	Noble Energy, Inc.	157,831	8,504
	Valero Energy Corp.	471,340	8,437
	Baker Hughes Inc.	281,023	8,023
	Spectra Energy Corp.	558,326	7,895
	Murphy Oil Corp.	165,029	7,388
*	Weatherford International Ltd.	622,871	6,895
	Peabody Energy Corp.	243,184	6,089
	Williams Cos., Inc.	528,144	6,010
	Range Resources Corp.	141,824	5,837
	Noble Corp.	240,972	5,805
*	Ultra Petroleum Corp.	137,517	4,935
*	Petrohawk Energy Corp.	250,895	4,825
*	Cameron International Corp.	200,764	4,403
	Smith International, Inc.	200,057	4,297
	CONSOL Energy, Inc.	165,682	4,182
	Diamond Offshore Drilling, Inc.	63,622	3,999
	El Paso Corp.	639,621	3,998
*	FMC Technologies Inc.	114,045	3,578
	ENSCO International, Inc.	130,037	3,433

*	Denbury Resources, Inc.	226,585	3,367
*	Pride International, Inc.	157,976	2,840
	Sunoco, Inc.	106,617	2,823
*	Newfield Exploration Co.	120,868	2,744
	BJ Services Co.	266,198	2,649
*	Kinder Morgan Management, LLC	64,284	2,620
*	Nabors Industries, Inc.	259,837	2,596
	Cabot Oil & Gas Corp.	94,460	2,226
	Helmerich & Payne, Inc.	96,101	2,188
*	Oceaneering International, Inc.	49,973	1,843
	Pioneer Natural Resources Co.	107,810	1,776
	Arch Coal, Inc.	130,525	1,745
	Tesoro Corp.	126,472	1,704
*	Plains Exploration & Production Co.	98,754	1,702
	Tidewater Inc.	44,961	1,669
*	Dresser Rand Group, Inc.	75,193	1,662
*	EXCO Resources, Inc.	164,431	1,644
	Southern Union Co.	102,424	1,559
	Core Laboratories N.V.	20,089	1,470
	Cimarex Energy Co.	76,597	1,408
*	Concho Resources, Inc.	50,711	1,298
	Patterson-UTI Energy, Inc.	142,268	1,275
*	Comstock Resources, Inc.	42,337	1,262
	Rowan Cos., Inc.	103,951	1,244
	Frontier Oil Corp.	95,383	1,220
*	Whiting Petroleum Corp.	46,659	1,206
*	Alpha Natural Resources, Inc.	64,843	1,151
	Walter Industries, Inc.	50,112	1,146
*	Forest Oil Corp.	84,968	1,117
*	Encore Acquisition Co.	45,996	1,070
*	SEACOR Holdings Inc.	17,488	1,020
*	Continental Resources, Inc.	46,577	988
*	Superior Energy Services, Inc.	71,540	922
*	Unit Corp.	44,036	921
*	Exterran Holdings, Inc.	56,435	904
*	Atwood Oceanics, Inc.	52,755	875
*	Arena Resources, Inc.	33,231	847
*	Dril-Quip, Inc.	27,171	834
*	Bill Barrett Corp.	37,372	831
	Holly Corp.	38,747	821
	World Fuel Services Corp.	25,389	803
	Massey Energy Co.	78,433	794
	St. Mary Land & Exploration Co.	57,303	758
*	CNX Gas Corp.	28,028	665
*	SandRidge Energy, Inc.	99,834	658
*	Oil States International, Inc.	45,901	616
	Foundation Coal Holdings, Inc.	40,728	584
*	Mariner Energy Inc.	73,517	570
*	Quicksilver Resources, Inc.	100,814	559
	Overseas Shipholding Group Inc.	24,600	558
	CARBO Ceramics Inc.	19,362	551
*	Bristow Group, Inc.	25,671	550
	Lufkin Industries, Inc.	13,870	525
*	Contango Oil & Gas Co.	13,400	525
*	USEC Inc.	104,709	503

*	Goodrich Petroleum Corp.	24,778	480
*	Global Industries Ltd.	115,965	445
*	Gulfmark Offshore, Inc.	18,522	442
	Berry Petroleum Class A	38,407	421
	Penn Virginia Corp.	37,814	415
*	Vaalco Energy, Inc.	70,465	373
*	Enbridge Energy Management LLC	12,812	371
*	Helix Energy Solutions Group, Inc.	71,088	365
	Atlas America, Inc.	41,127	360
*	NATCO Group Inc.	18,527	351
	Alon USA Energy, Inc.	22,956	315
*	Key Energy Services, Inc.	107,287	309
*	Matrix Service Co.	37,240	306
	General Maritime Corp.	41,148	288
*	ATP Oil & Gas Corp.	55,490	285
*	Willbros Group, Inc.	28,800	279
*	Basic Energy Services Inc.	41,809	271
*	Hornbeck Offshore Services, Inc.	17,236	263
*	BPZ Energy, Inc.	68,830	255
*	Clayton Williams Energy, Inc.	8,511	249
	Western Refining, Inc.	20,027	239
	Delek US Holdings, Inc.	22,806	236
*	Patriot Coal Corp.	59,436	221
*	James River Coal Co.	17,549	217
*	Oilsands Quest, Inc.	284,358	205
*	ION Geophysical Corp.	130,403	203
*	Newpark Resources, Inc.	80,183	203
*	International Coal Group, Inc.	122,083	197
*	Carrizo Oil & Gas, Inc.	22,016	196
*	TETRA Technologies, Inc.	59,669	194
*	Brigham Exploration Co.	100,766	191
*	Rosetta Resources, Inc.	38,008	188
*,^	Evergreen Energy, Inc.	132,495	184
*	Complete Production Services, Inc.	59,757	184
*	Swift Energy Co.	24,263	177
*	McMoRan Exploration Co.	35,036	165
*	Bronco Drilling Co., Inc.	31,240	164
*	Parker Drilling Co.	88,256	162
*	Cal Dive International, Inc.	22,168	150
*	Pioneer Drilling Co.	45,533	149
*	Allis-Chalmers Energy Inc.	77,371	149
*	Dawson Geophysical Co.	11,031	149
*	FX Energy, Inc.	52,935	147
	W&T Offshore, Inc.	22,294	137
*	Cheniere Energy, Inc.	31,466	134
*	Hercules Offshore, Inc.	84,243	133
	RPC Inc.	19,518	129
*	Petroleum Development Corp.	10,533	124
	Gulf Island Fabrication, Inc.	15,184	122
*	Credo Pete Corp.	16,225	121
*	Approach Resources Inc.	19,448	121
*	Abraxas Petroleum Corp.	113,976	117
*	ENGlobal Corp.	24,700	112
*	Endeavor International Corp.	127,292	111
*	T-3 Energy Services, Inc.	9,000	106

*	Double Eagle Petroleum Co.	19,340	100
*	Harvest Natural Resources, Inc.	26,088	88
*,^	Delta Petroleum Corp.	73,049	88
*	PetroQuest Energy, Inc.	35,060	84
*	Natural Gas Services Group	9,200	83
*	Tesco Corp.	10,100	79
*	Stone Energy Corp.	22,766	76
*	PHI Inc. Non-Voting Shares	6,963	70
*	GMX Resources Inc.	10,235	67
	APCO Argentina Inc.	5,562	61
*,^	SulphCo, Inc.	53,850	58
	Crosstex Energy, Inc.	33,324	55
*	CVR Energy, Inc.	9,600	53
*	Clean Energy Fuels Corp.	8,500	52
*	Union Drilling, Inc.	12,040	46
*	Veneco Inc.	13,285	44
*	Syntroleum Corp.	28,304	41
*	Callon Petroleum Co.	37,149	41
*	Geokinetics Inc.	11,700	38
*	OYO Geospace Corp.	2,929	38
*	Bolt Technology Corp.	4,999	36
*	Boots & Coots International Well Control, Inc.	27,400	34
*	Parallel Petroleum Corp.	22,879	29
*	Rentech, Inc.	52,445	29
*	Westmoreland Coal Co.	3,998	29
	Toreador Resources Corp.	10,900	27
*	Gasco Energy Inc.	64,680	25
*	Superior Well Services, Inc.	4,900	25
*	Warren Resources Inc.	26,047	25
*	Harken Energy Corp.	16,344	24
*	CanArgo Energy Corp.	394,800	24
*	Gulfport Energy Corp.	8,000	19
*	The Meridian Resource Corp.	72,640	15
*	Mitcham Industries, Inc.	4,000	15
*	American Oil & Gas Inc.	14,800	11
*	Trico Marine Services, Inc.	4,901	10
	Panhandle Royalty Co.	600	10
*,^	Verenium Corp.	31,133	9
*	Pacific Ethanol, Inc.	26,820	9
*	TXCO Resources Inc.	19,654	8
	Barnwell Industries, Inc.	1,802	7
*	Kodiak Oil & Gas Corp.	17,400	6
*	Cano Petroleum Inc.	12,200	5
*	Edge Petroleum Corp.	24,405	5
*	Uranium Resources Inc.	7,500	4
*	RAM Energy Resources, Inc.	3,700	3
			942,734
Financials (12.2%)
	JPMorgan Chase & Co.	3,403,169	90,456
	Wells Fargo & Co.	3,602,511	51,300
	Bank of America Corp.	5,828,658	39,751
	The Goldman Sachs Group, Inc.	362,918	38,477
	Bank of New York Mellon Corp.	1,047,260	29,585
*	Berkshire Hathaway Inc. Class B	8,724	24,602
	U.S. Bancorp	1,599,813	23,373

	The Travelers Cos., Inc.	533,041	21,663
	Morgan Stanley	871,532	19,845
	MetLife, Inc.	724,053	16,487
	Charles Schwab Corp.	895,788	13,885
	The Chubb Corp.	324,547	13,735
	CME Group, Inc.	55,003	13,552
	American Express Co.	952,384	12,981
	Ace Ltd.	304,483	12,301
	State Street Corp.	394,227	12,134
	PNC Financial Services Group	390,708	11,444
	Northern Trust Corp.	183,302	10,965
	Marsh & McLennan Cos., Inc.	469,378	9,505
	Aon Corp.	221,876	9,057
	The Allstate Corp.	464,948	8,904
	BB&T Corp.	504,767	8,541
	AFLAC Inc.	426,037	8,248
	Franklin Resources, Inc.	148,883	8,020
	Simon Property Group, Inc. REIT	229,175	7,939
	Progressive Corp. of Ohio	586,567	7,883
	Prudential Financial, Inc.	385,857	7,339
^	Citigroup Inc.	2,815,372	7,123
	Annaly Capital Management Inc. REIT	493,645	6,847
	Loews Corp.	298,272	6,592
	T. Rowe Price Group Inc.	224,061	6,466
	Public Storage, Inc. REIT	115,933	6,405
	People's United Financial Inc.	317,670	5,709
	Hudson City Bancorp, Inc.	428,827	5,013
	Invesco, Ltd.	351,840	4,877
	Equity Residential REIT	248,785	4,565
	Plum Creek Timber Co. Inc. REIT	152,783	4,441
	Capital One Financial Corp.	358,181	4,384
	Vornado Realty Trust REIT	129,389	4,301
	Moody's Corp.	186,789	4,281
	HCP, Inc. REIT	231,448	4,131
	Ameriprise Financial, Inc.	198,455	4,066
	Everest Re Group, Ltd.	56,273	3,984
*	IntercontinentalExchange Inc.	52,952	3,943
	Boston Properties, Inc. REIT	110,755	3,880
	Unum Group	303,585	3,795
*	Berkshire Hathaway Inc. Class A	43	3,728
	SunTrust Banks, Inc.	308,475	3,622
	Fidelity National Financial, Inc. Class A	183,517	3,580
	KeyCorp	453,911	3,572
	Avalonbay Communities, Inc. REIT	72,740	3,423
	Willis Group Holdings Ltd.	152,607	3,357
	New York Community Bancorp, Inc.	298,245	3,331
	Cincinnati Financial Corp.	140,804	3,220
	PartnerRe Ltd.	50,240	3,118
	Health Care Inc. REIT	99,265	3,037
	W.R. Berkley Corp.	132,435	2,986
*	TD Ameritrade Holding Corp.	216,000	2,983
^	M & T Bank Corp.	65,410	2,959
	Ventas, Inc. REIT	130,812	2,958
	Axis Capital Holdings Ltd.	122,670	2,765
	Regions Financial Corp.	631,668	2,691

	RenaissanceRe Holdings Ltd.	53,644	2,652
	HCC Insurance Holdings, Inc.	104,790	2,640
*	Leucadia National Corp.	170,279	2,535
	Comerica, Inc.	137,462	2,517
*	Nasdaq OMX Group, Inc.	127,975	2,506
	Discover Financial Services	394,565	2,490
	Federal Realty Investment Trust REIT	53,918	2,480
*	Markel Corp.	8,515	2,417
	Assurant, Inc.	107,418	2,340
	Eaton Vance Corp.	100,415	2,294
	Cullen/Frost Bankers, Inc.	48,800	2,291
^	American International Group, Inc.	2,214,639	2,215
	Rayonier Inc. REIT	71,977	2,175
	NYSE Euronext	121,148	2,169
	Old Republic International Corp.	200,412	2,168
	The Hartford Financial Services Group Inc.	274,700	2,156
	Reinsurance Group of America, Inc.	65,979	2,137
	Commerce Bancshares, Inc.	58,696	2,131
*	SLM Corp.	427,088	2,114
	Digital Realty Trust, Inc. REIT	63,352	2,102
	Brown & Brown, Inc.	109,907	2,078
*	Arch Capital Group Ltd.	38,474	2,072
	First Horizon National Corp.	192,738	2,070
	Legg Mason Inc.	128,517	2,043
	Torchmark Corp.	77,778	2,040
	Nationwide Health Properties, Inc. REIT	90,801	2,015
	The Principal Financial Group, Inc.	236,967	1,938
	First American Corp.	72,293	1,916
	Federated Investors, Inc.	84,031	1,871
^	Realty Income Corp. REIT	95,659	1,800
	Host Hotels & Resorts Inc. REIT	453,724	1,779
	AMB Property Corp. REIT	121,686	1,752
^	Raymond James Financial, Inc.	88,301	1,740
	Associated Banc-Corp.	111,312	1,719
	Regency Centers Corp. REIT	64,217	1,706
	Liberty Property Trust REIT	89,671	1,698
	Kimco Realty Corp. REIT	218,983	1,669
	XL Capital Ltd. Class A	303,203	1,655
	Aspen Insurance Holdings Ltd.	70,990	1,594
	ProLogis REIT	244,206	1,587
*	Affiliated Managers Group, Inc.	37,727	1,574
	Lincoln National Corp.	233,980	1,565
	SEI Investments Co.	122,445	1,495
	Arthur J. Gallagher & Co.	87,435	1,486
	Senior Housing Properties Trust REIT	105,318	1,477
	Valley National Bancorp	117,717	1,456
	Jefferies Group, Inc.	105,178	1,451
	Bank of Hawaii Corp.	43,851	1,446
	BancorpSouth, Inc.	68,668	1,431
*	The St. Joe Co.	84,610	1,416
	Essex Property Trust, Inc. REIT	24,665	1,414
	Fifth Third Bancorp	479,217	1,399
	Allied World Assurance Holdings, Ltd.	35,973	1,368
*	ProAssurance Corp.	29,271	1,365
*	Alleghany Corp.	5,033	1,363

	FirstMerit Corp.	74,527	1,356
	The Hanover Insurance Group Inc.	46,925	1,352
	Waddell & Reed Financial, Inc.	74,077	1,339
	Alexandria Real Estate Equities, Inc. REIT	36,153	1,316
	TCF Financial Corp.	108,473	1,276
	City National Corp.	37,653	1,272
	White Mountains Insurance Group Inc.	7,340	1,262
	Highwood Properties, Inc. REIT	58,669	1,257
	Platinum Underwriters Holdings, Ltd.	43,954	1,247
	TFS Financial Corp.	100,320	1,217
	Marshall & Ilsley Corp.	215,864	1,215
	Westamerica Bancorporation	26,588	1,211
	Mack-Cali Realty Corp. REIT	60,803	1,205
	Corporate Office Properties Trust, Inc. REIT	47,664	1,184
	Greenhill & Co., Inc.	15,979	1,180
	UDR, Inc. REIT	136,128	1,172
	IPC Holdings Ltd.	43,018	1,163
*	Knight Capital Group, Inc. Class A	78,124	1,152
	National Retail Properties REIT	71,988	1,140
	First Niagara Financial Group, Inc.	103,344	1,126
*	MSCI, Inc.-Class A Shares	66,420	1,123
	UMB Financial Corp.	26,359	1,120
	MFA Mortgage Investments, Inc. REIT	189,779	1,116
	American Financial Group, Inc.	69,278	1,112
	Endurance Specialty Holdings Ltd.	44,438	1,108
	Washington Federal Inc.	80,594	1,071
	Omega Healthcare Investors, Inc. REIT	75,906	1,069
	Fulton Financial Corp.	160,760	1,066
	Camden Property Trust REIT	49,109	1,060
	NewAlliance Bancshares, Inc.	88,908	1,044
	Prosperity Bancshares, Inc.	38,156	1,044
	Erie Indemnity Co. Class A	30,488	1,042
	Hospitality Properties Trust REIT	86,582	1,039
	Montpelier Re Holdings Ltd.	80,050	1,037
	StanCorp Financial Group, Inc.	45,399	1,034
*	Investment Technology Group, Inc.	39,534	1,009
	Zions Bancorp	101,224	995
	Janus Capital Group Inc.	145,462	967
	CIT Group Inc.	334,966	955
	BRE Properties Inc. Class A REIT	47,248	927
*	Signature Bank	32,261	911
	Home Properties, Inc. REIT	29,557	906
	Tanger Factory Outlet Centers, Inc. REIT	29,183	901
	Glacier Bancorp, Inc.	55,376	870
	Transatlantic Holdings, Inc.	24,364	869
*	Argo Group International Holdings	28,711	865
*	Stifel Financial Corp.	19,894	862
	R.L.I. Corp.	17,000	853
	Synovus Financial Corp.	260,692	847
	Potlatch Corp. REIT	36,501	846
	Equity Lifestyle Properties, Inc. REIT	22,087	842
	Zenith National Insurance Corp.	34,697	837
*	MBIA, Inc.	181,353	831
	Taubman Co. REIT	48,690	830
	Washington REIT	47,872	828

	Tower Group, Inc.	33,593	827
	Trustmark Corp.	44,833	824
	Healthcare Realty Trust Inc. REIT	54,895	823
	Hatteras Financial Corp. REIT	32,268	806
	Mid-America Apartment Communities, Inc. REIT	26,018	802
*	CB Richard Ellis Group, Inc.	197,902	798
	Capitol Federal Financial	20,298	767
	Genworth Financial Inc.	401,941	764
	Max Re Capital Ltd.	43,888	757
	Mercury General Corp.	25,091	745
	BOK Financial Corp.	21,566	745
	Duke Realty Corp. REIT	134,752	741
	Jones Lang LaSalle Inc.	31,817	740
	Odyssey Re Holdings Corp.	19,471	739
	Susquehanna Bancshares, Inc.	78,809	735
	Redwood Trust, Inc. REIT	47,663	732
*	PHH Corp.	49,882	701
	Hancock Holding Co.	22,403	701
	First Financial Bankshares, Inc.	14,495	698
	Old National Bancorp	62,373	697
	Astoria Financial Corp.	75,300	692
^	Fannie Mae	986,533	691
	HRPT Properties Trust REIT	214,307	684
	American Campus Communities, Inc. REIT	39,200	681
	Franklin Street Properties Corp. REIT	55,317	680
	Weingarten Realty Investors REIT	71,457	680
	Whitney Holdings Corp.	59,278	679
	Douglas Emmett, Inc. REIT	91,680	678
	EastGroup Properties, Inc. REIT	23,278	653
*	E*TRADE Financial Corp.	507,152	649
^	United Bankshares, Inc.	37,643	649
*,^	AmeriCredit Corp.	108,045	633
	F.N.B. Corp.	81,927	628
	National Health Investors REIT	23,188	623
	IBERIABANK Corp.	13,449	618
*	Interactive Brokers Group, Inc.	38,300	618
	First Commonwealth Financial Corp.	69,580	617
	NBT Bancorp, Inc.	28,519	617
	Wilmington Trust Corp.	62,201	603
*	SVB Financial Group	29,960	600
	Unitrin, Inc.	42,716	597
	Selective Insurance Group	49,011	596
	Capstead Mortgage Corp. REIT	55,446	595
	SL Green Realty Corp. REIT	54,004	583
	Ares Capital Corp.	120,039	581
*	Navigators Group, Inc.	12,295	580
	City Holding Co.	21,218	579
	Park National Corp.	10,265	572
*	KBW Inc.	28,116	572
	Cathay General Bancorp	54,656	570
*	Ocwen Financial Corp.	49,694	568
	Anworth Mortgage Asset Corp. REIT	90,725	556
	Bank Mutual Corp.	60,993	553
	First Midwest Bancorp, Inc.	64,058	550
	National Penn Bancshares Inc.	65,955	547

	First Citizens BancShares Class A	4,149	547
	Popular, Inc.	250,350	546
	TrustCo Bank NY	90,418	544
	Huntington Bancshares Inc.	321,797	534
	Investors Real Estate Trust REIT	54,171	534
	Provident Financial Services Inc.	49,000	530
	Chimera Investment Corp. REIT	157,342	529
	Apartment Investment & Management Co. Class A REIT	95,726	525
	PS Business Parks, Inc. REIT	14,173	522
	Kilroy Realty Corp. REIT	30,368	522
	Community Bank System, Inc.	31,038	520
	Delphi Financial Group, Inc.	38,378	517
	Brookline Bancorp, Inc.	54,095	514
	DCT Industrial Trust Inc. REIT	160,198	508
	BioMed Realty Trust, Inc. REIT	74,995	508
	Umpqua Holdings Corp.	55,252	501
	Community Trust Bancorp Inc.	18,265	489
	Financial Federal Corp.	22,958	486
*	PICO Holdings, Inc.	16,146	486
	Chemical Financial Corp.	23,311	485
	Entertainment Properties Trust REIT	30,321	478
^	American Capital Ltd.	253,984	475
*	Dollar Financial Corp.	49,480	471
	Acadia Realty Trust REIT	43,751	464
^	Equity One, Inc. REIT	38,072	464
*	Hilltop Holdings Inc.	40,637	463
	First BanCorp Puerto Rico	108,643	463
	DiamondRock Hospitality Co. REIT	114,747	460
	Apollo Investment Corp.	131,155	456
	American Physicians Capital, Inc.	11,082	453
	First Financial Bancorp	47,456	452
	S & T Bancorp, Inc.	21,262	451
	Provident New York Bancorp, Inc.	51,791	443
*	thinkorswim Group, Inc.	51,180	442
	Infinity Property & Casualty Corp.	12,841	436
	The Macerich Co. REIT	69,526	435
*	Amerisafe Inc.	28,389	435
	Pacific Capital Bancorp	64,227	435
	Freddie Mac	571,698	434
	Employers Holdings, Inc.	45,411	433
	Bank of the Ozarks, Inc.	18,556	428
	WesBanco, Inc.	18,621	425
	Sterling Bancshares, Inc.	64,609	423
*	Piper Jaffray Cos., Inc.	16,199	418
	Assured Guaranty Ltd.	61,694	418
	Extra Space Storage Inc. REIT	75,285	415
	Cash America International Inc.	26,127	409
	Post Properties, Inc. REIT	40,008	406
	Harleysville Group, Inc.	12,715	404
*	Pinnacle Financial Partners, Inc.	16,804	398
	Home Bancshares Inc.	19,888	397
	Berkshire Hills Bancorp, Inc.	17,290	396
	optionsXpress Holdings Inc.	34,702	395
	Sovran Self Storage, Inc. REIT	19,581	393
	Independent Bank Corp. (MA)	26,655	393

*	MF Global Ltd.	92,607	392
^	CVB Financial Corp.	58,276	386
	Provident Bankshares Corp.	54,721	386
	International Bancshares Corp.	49,247	384
	Dime Community Bancshares	40,724	382
*	Citizens, Inc.	51,630	375
	Inland Real Estate Corp. REIT	52,924	375
	United Fire & Casualty Co.	17,068	375
^	First Busey Corp.	48,074	373
	Harleysville National Corp.	61,387	372
	Arrow Financial Corp.	15,517	368
	Boston Private Financial Holdings, Inc.	104,153	366
	PrivateBancorp, Inc.	24,993	361
	Abington Community Bancorp Inc.	42,972	356
	Cousins Properties, Inc. REIT	54,642	352
*	Investors Bancorp, Inc.	41,463	351
*	FPIC Insurance Group, Inc.	9,419	349
	Ambac Financial Group, Inc.	446,620	348
	First Merchants Corp.	32,178	347
	Central Pacific Financial Co.	60,885	341
	BankFinancial Corp.	34,189	341
	Capital Southwest Corp.	4,399	336
	American Equity Investment Life Holding Co.	80,187	334
*	Portfolio Recovery Associates, Inc.	12,395	333
	Evercore Partners Inc.	21,500	332
	SWS Group, Inc.	21,292	331
	Saul Centers, Inc. REIT	14,379	330
	Allied Capital Corp.	202,205	322
*	EZCORP, Inc.	27,565	319
	Safety Insurance Group, Inc.	10,094	314
	Gamco Investors Inc. Class A	9,608	314

Vanguard Institutional Total Stock Market Index

Schedule of Investments

As of March 31, 2009

^	iStar Financial Inc. REIT	111,398	313
	Wintrust Financial Corp.	25,395	312
	Amtrust Financial Services Inc.	32,638	312
	Republic Bancorp, Inc. Class A	16,688	312
	BancFirst Corp.	8,479	309
*	Beneficial Mutual Bancorp, Inc.	31,324	309
	Renasant Corp.	24,182	304
*	First Cash Financial Services, Inc.	20,300	303
	Northwest Bancorp, Inc.	17,916	303
	Presidential Life Corp.	38,793	302
	PacWest Bancorp	21,027	301
*	World Acceptance Corp.	17,421	298
*	LaBranche & Co. Inc.	79,493	297
	Horace Mann Educators Corp.	35,092	294
	Protective Life Corp.	55,901	293
	Brandywine Realty Trust REIT	102,258	291
	Calamos Asset Management, Inc.	60,202	290
	MB Financial, Inc.	21,194	288
	Camden National Corp.	12,406	283
	Baldwin & Lyons, Inc. Class B	14,729	279
	Developers Diversified Realty Corp. REIT	127,629	272
	Southside Bancshares, Inc.	14,283	270
^	Colonial BancGroup, Inc.	298,832	269
	East West Bancorp, Inc.	58,479	267
	Alexander's, Inc. REIT	1,558	265
	ViewPoint Financial Group	21,833	263
	Cohen & Steers, Inc.	23,459	262
	Kearny Financial Corp.	24,900	261
	CoBiz Inc.	49,319	259
	Bryn Mawr Bank Corp.	15,334	258
*	Citizens Banking Corp.	165,257	256
	MGIC Investment Corp.	176,485	251
	Capital City Bank Group, Inc.	21,648	248
	Ashford Hospitality Trust REIT	160,178	247
^	United Community Banks, Inc.	58,537	244
*	Enstar Group Ltd.	4,300	242
	BGC Partners, Inc.	108,743	240
	Ames National Corp.	13,900	238
*	Riskmetrics Group Inc.	16,536	236
	FBL Financial Group, Inc. Class A	56,022	233
	Columbia Banking System, Inc.	34,800	223
	Advance America, Cash Advance Centers, Inc.	130,607	221
	Cardinal Financial Corp.	38,323	220
	Simmons First National Corp.	8,613	217
	Heartland Financial USA, Inc.	15,845	215
*	Asset Acceptance Capital Corp.	40,266	214
	Stewart Information Services Corp.	10,956	214
	Clifton Savings Bancorp, Inc.	21,108	211
	First Financial Holdings, Inc.	26,844	205
*	Avatar Holding, Inc.	13,699	205
	EMC Insurance Group, Inc.	9,739	205
	First Source Corp.	11,321	204
	S.Y. Bancorp, Inc.	8,397	204
	Lakeland Financial Corp.	10,564	203

*	CNA Surety Corp.	10,946	202
*	Conseco, Inc.	217,069	200
	Donegal Group Inc. Class A	12,779	196
	Meadowbrook Insurance Group, Inc.	32,135	196
	CapitalSource Inc. REIT	159,641	195
	LTC Properties, Inc. REIT	11,070	194
	First Financial Corp. (IN)	5,230	193
	GFI Group Inc.	58,296	187
	Bancorp Rhode Island Inc.	10,295	186
	Radian Group, Inc.	101,046	184
	CBL & Associates Properties, Inc. REIT	77,834	184
	Agree Realty Corp. REIT	11,533	181
	Webster Financial Corp.	42,354	180
	Getty Realty Holding Corp. REIT	9,776	179
	Sierra Bancorp	18,276	178
	TowneBank	10,801	176
*	Forestar Real Estate Group, Inc.	22,964	176
	National Western Life Insurance Co. Class A	1,554	176
	The Phoenix Cos., Inc.	149,330	175
	Forest City Enterprise Class A	48,447	174
	LaSalle Hotel Properties REIT	29,431	172
	Consolidated-Tomoka Land Co.	5,767	171
	Hercules Technology Growth Capital, Inc.	34,214	171
	SCBT Financial Corp.	8,135	170
	Essa Bancorp Inc.	12,601	168
	Lakeland Bancorp, Inc.	20,733	166
	American National Bankshares Inc.	10,649	166
*	TradeStation Group, Inc.	25,140	166
	Associated Estates Realty Corp. REIT	29,102	165
	Ameris Bancorp	34,919	164
*	MarketAxess Holdings, Inc.	21,512	164
	Enterprise Financial Services Corp.	16,823	164
	Medallion Financial Corp.	22,087	164
*	Crawford & Co. Class B	23,931	161
	Life Partners Holdings	9,150	156
	TriCo Bancshares	9,242	155
	Capitol Bancorp Ltd.	37,216	154
	First Community Bancshares, Inc.	12,944	151
	Westfield Financial, Inc.	17,135	151
	BancTrust Financial Group, Inc.	23,803	151
*	Greenlight Capital Re. Ltd.	9,349	149
	Gladstone Capital Corp.	23,785	149
	UCBH Holdings, Inc.	98,218	148
	Universal Health Realty Income REIT	5,061	148
	BlackRock Kelso Capital Corp.	35,184	147
	Danvers Bancorp, Inc.	10,509	145
*	eHealth, Inc.	8,900	142
	Compass Diversified Trust	15,947	142
	StellarOne Corp.	11,930	142
	DuPont Fabros Technology Inc. REIT	20,057	138
*	Nelnet, Inc.	15,546	137
*	First Mercury Financial Corp.	9,448	136
*	Texas Capital Bancshares, Inc.	11,957	135
	Ameriserv Financial Inc.	80,052	133
	Oriental Financial Group Inc.	27,085	132

	First Bancorp (NC)	10,861	130
	Medical Properties Trust Inc. REIT	35,292	129
	Sanders Morris Harris Group Inc.	33,002	129
	General Growth Properties Inc. REIT	177,353	126
*	Republic First Bancorp, Inc.	17,473	125
	Tompkins Trustco, Inc.	2,860	123
	Amcore Financial, Inc.	74,930	120
	Colonial Properties Trust REIT	31,351	119
*	Cowen Group, Inc.	24,400	119
	State Auto Financial Corp.	6,702	118
*	Guaranty Bancorp	65,579	115
	First of Long Island Corp.	5,666	114
*,^	CompuCredit Corp.	46,124	113
*	Encore Capital Group, Inc.	24,807	112
	Washington Trust Bancorp, Inc.	6,878	112
	Banner Corp.	38,092	111
	Strategic Hotels and Resorts, Inc. REIT	160,573	111
*	Pennsylvania Commerce Bancorp, Inc.	5,972	110
	Suffolk Bancorp	4,176	109
	Sunstone Hotel Investors, Inc. REIT	41,216	108
	Center Bancorp, Inc.	14,729	106
	OneBeacon Insurance Group Ltd.	11,000	106
	Lexington Realty Trust REIT	43,562	104
	Urstadt Biddle Properties Class A REIT	7,698	103
	U.S. Global Investors, Inc. Class A	21,126	103
*	Bank of Florida Corp.	27,322	103
*	Tejon Ranch Co.	4,965	103
	The South Financial Group, Inc.	92,293	102
	First Potomac REIT	13,781	101
	NYMAGIC, Inc.	8,297	101
^	City Bank Lynnwood (WA)	30,530	101
	BRT Realty Trust REIT	28,113	100
	Sandy Spring Bancorp, Inc.	8,852	99
	Flushing Financial Corp.	16,352	98
	Prospect Energy Corp.	11,400	97
	Flagstone Reinsurance Holdings Ltd.	12,319	96
	Pennsylvania REIT	26,850	95
	First Industrial Realty Trust REIT	38,550	94
*	United America Indemnity, Ltd.	23,112	93
*	FBR Capital Markets Corp.	28,206	93
	Great Southern Bancorp, Inc.	6,553	92
	Cascade Financial Corp.	36,647	92
	Resource America, Inc.	22,502	90
*	Oritani Financial Corp.	6,311	88
*	Marlin Business Services Inc.	22,538	88
*	FCStone Group, Inc.	38,440	88
	OceanFirst Financial Corp.	8,524	87
*	Rewards Network Inc.	24,822	87
	German American Bancorp	6,816	81
	Education Realty Trust, Inc. REIT	23,305	81
	Cadence Financial Corp.	18,300	81
	National Financial Partners Corp.	25,138	80
	Univest Corp. of Pennsylvania	4,594	80
	Cedar Shopping Centers, Inc. REIT	46,020	80
*	American Safety Insurance Holdings, Ltd.	6,800	78

*	International Assets Holding Corp.	7,661	78
*	Western Alliance Bancorp	16,963	77
	MCG Capital Corp.	59,899	77
	Merchants Bancshares, Inc.	4,126	76
	Sun Communities, Inc. REIT	6,380	75
	Northfield Bancorp, Inc.	6,797	74
	Alesco Financial, Inc. REIT	153,542	74
	American Capital Agency Corp. REIT	4,300	74
	Parkway Properties Inc. REIT	7,110	73
	Investors Title Co.	2,504	73
	Sterling Bancorp	7,171	71
	MVC Capital, Inc.	8,360	70
	Student Loan Corp.	1,609	70
*	First Acceptance Corp.	28,851	70
*	Ladenburg Thalmann Financial Services, Inc.	129,695	69
	Sterling Financial Corp.	32,946	68
	Cascade Bancorp	41,579	68
*	PMA Capital Corp. Class A	15,832	66
	Comm Bancorp, Inc.	1,769	66
	CFS Bancorp, Inc.	16,281	64
^	Frontier Financial Corp.	57,565	63
	Atlantic Coast Federal Corp.	22,599	63
	FelCor Lodging Trust, Inc. REIT	46,270	63
	Eastern Virginia Bankshares, Inc.	7,487	63
*	Penson Worldwide, Inc.	9,728	63
	First Financial Northwest, Inc.	7,500	63
	Union Bankshares Corp.	4,439	61
	WSFS Financial Corp.	2,698	60
*	Credit Acceptance Corp.	2,800	60
*	The First Marblehead Corp.	44,916	58
	Anchor Bancorp Wisconsin Inc.	42,747	58
	Citizens & Northern Corp.	3,103	57
*	American Independence Corp.	15,579	55
	Century Bancorp, Inc. Class A	4,105	55
	Mission West Properties Inc. REIT	8,567	55
	Mainsource Financial Group, Inc.	6,687	54
	NorthStar Realty Finance Corp. REIT	22,084	51
	Hanmi Financial Corp.	39,333	51
	Kite Realty Group Trust REIT	20,750	51
	Centerstate Banks of Florida	4,571	50
*,^	Guaranty Financial Group, Inc.	47,664	50
	First Place Financial Corp.	14,747	50
*	Seabright Insurance Holdings, Inc.	4,633	48
	U-Store-It Trust REIT	23,422	47
	Capital Bank Corp.	10,018	46
	Greene County Bancshares	5,147	45
	VIST Financial Corp.	6,411	45
	LSB Corp.	4,999	45
*	Reis, Inc.	13,650	44
	First Defiance Financial Corp.	7,312	44
	Center Financial Corp.	15,249	43
	Colony Bankcorp, Inc.	6,706	43
	CapLease, Inc. REIT	21,720	43
	Highland Distressed Opportunities, Inc.	20,900	42
	Southwest Bancorp, Inc.	4,254	40

*	Ampal-American Israel Corp.	23,328	40
	Shore Bancshares, Inc.	2,379	40
*	Meridian Interstate Bancorp, Inc.	4,724	40
	Peoples Bancorp, Inc.	3,062	40
	ESB Financial Corp.	3,558	39
	The PMI Group Inc.	60,473	38
	BankAtlantic Bancorp, Inc. Class A	18,338	37
	Winthrop Realty Trust REIT	5,127	35
	ASTA Funding, Inc.	14,455	35
*	Irwin Financial Corp.	18,070	35
	Anthracite Capital Inc. REIT	103,015	35
	First South Bancorp, Inc.	3,129	33
	Financial Institutions, Inc.	4,347	33
	RAIT Financial Trust REIT	26,606	32
	Smithtown Bancorp, Inc.	2,863	32
	Federal Agricultural Mortgage Corp. Class C	12,037	32
	Ameriana Bancorp	11,143	32
	Monmouth Real Estate Investment Corp. REIT	4,736	31
^	Arbor Realty Trust, Inc. REIT	43,381	31
	Ramco-Gershenson Properties Trust REIT	4,805	31
	First M&F Corp.	4,667	29
*	NewStar Financial, Inc.	12,108	28
	North Valley Bancorp	6,436	28
	First State Bancorporation	19,054	27
^	Old Second Bancorp, Inc.	4,202	27
	Heritage Commerce Corp.	5,040	26
*	Virtus Investment Partners Inc.	4,016	26
	Glimcher Realty Trust REIT	18,562	26
	PremierWest Bancorp	6,453	26
	West Bancorporation	3,478	26
	Wilshire Bancorp Inc.	4,798	25
	Capital Trust Class A REIT	22,139	24
*	AmericanWest Bancorporation	20,121	24
	Gramercy Capital Corp. REIT	24,868	24
*	United PanAm Financial Corp.	16,541	24
*	Sun Bancorp, Inc. (NJ)	4,449	23
*	Flagstar Bancorp, Inc.	30,609	23
	Peapack Gladstone Financial Corp.	1,263	23
	Independent Bank Corp. (MI)	9,627	23
	Westwood Holdings Group, Inc.	560	22
	Mercantile Bank Corp.	4,011	22
	PMC Commercial Trust REIT	3,875	22
*	Tree.com, Inc.	4,454	21
	Kayne Anderson Energy Development Co.	2,200	21
*	Community Bancorp	10,370	20
	Citizens South Banking Corp.	3,809	20
	Corus Bankshares Inc.	72,982	20
	Newcastle Investment Corp. REIT	30,001	20
	Nara Bancorp, Inc.	6,629	19
*	Primus Guaranty, Ltd.	12,300	19
	Hersha Hospitality Trust REIT	9,885	19
	Rome Bancorp, Inc.	2,312	19
	Farmers Capital Bank Corp.	1,180	18
*	Friedman, Billings, Ramsey Group, Inc. REIT	92,285	18
	NGP Capital Resources Co.	3,600	18

	NewBridge Bancorp.	8,425	18
*	Maguire Properties, Inc. REIT	24,623	18
	Bank of Granite Corp.	9,915	17
	Macatawa Bank Corp.	4,554	17
	Heritage Financial Corp.	1,610	17
	Gladstone Investment Corp.	4,400	17
	UMH Properties, Inc. REIT	3,070	17
*	Virginia Commerce Bancorp, Inc.	4,186	16
	First United Corp.	1,815	15
	Preferred Bank	2,850	15
*	Waterstone Financial, Inc.	7,200	15
	Advanta Corp. Class B	22,200	15
	Kansas City Life Insurance Co.	400	14
	Camco Financial Corp.	8,512	14
^	W Holding Co., Inc.	1,569	14
*	Maui Land & Pineapple Co., Inc.	1,676	14
*	Consumer Portfolio Services, Inc.	27,451	14
*	First Keystone Financial, Inc.	2,063	14
	Seacoast Banking Corp. of Florida	4,404	13
*	First Regional Bancorp	7,914	13
	Jefferson Bancshares, Inc.	1,600	12
	Citizens First Bancorp, Inc.	11,243	12
	Provident Financial Holdings, Inc.	2,290	12
*	Broadpoint Securities Group	3,641	12
*	The Bancorp Inc.	2,757	12
*	Pacific Mercantile Bancorp	3,238	11
	TF Financial Corp.	616	11
	National Interstate Corp.	660	11
	TierOne Corp.	5,200	11
	Meta Financial Group, Inc.	1,049	11
*	United America Indemnity Rights Exp. 04/09/2009	23,112	11
	BankUnited Financial Corp.	45,915	11
	West Coast Bancorp	4,749	11
*	BCSB Bancorp, Inc.	1,195	10
	Wainwright Bank & Trust Co.	1,613	10
*	Stratus Properties Inc.	1,599	10
	Grubb & Ellis Co.	15,294	10
	Codorus Valley Bancorp, Inc.	1,184	10
	HopFed Bancorp, Inc.	1,005	10
	Integra Bank Corp.	4,988	9
	Fifth Street Finance Corp.	1,216	9
	United Community Financial Corp.	7,545	9
	Pulaski Financial Corp.	1,691	8
	Columbia Bancorp (OR)	11,370	8
	First Federal Bancshares of Arkansas, Inc.	1,606	8
	Cogdell Spencer Inc. REIT	1,400	7
	Hampton Roads Bankshares, Inc.	900	7
	Midwest Banc Holdings, Inc.	6,867	7
	Horizon Financial Corp.	3,785	7
	Resource Capital Corp. REIT	2,172	7
	Middleburg Financial Corp.	500	6
	Indiana Community Bancorp	438	6
	HMN Financial, Inc.	1,711	5
	First Financial Service Corp.	438	5
*	Superior Bancorp	1,211	5

	Northern States Financial Corp.	599	4
	HF Financial Corp.	347	4
*	First Mariner Bancorp, Inc.	6,444	4
	FNB Corp. (NC)	1,696	4
	Unity Bancorp, Inc.	1,310	4
^	Habersham Bancorp	1,210	4
	Wayne Savings Bancshares, Inc.	673	4
	Firstbank Corp.	820	4
*	AMV Liquidating Trust	34,500	4
	Royal Bancshares of Pennsylvania, Inc.	1,768	4
	One Liberty Properties, Inc. REIT	1,038	4
	Timberland Bancorp, Inc.	706	4
	Parkvale Financial Corp.	316	3
	K-Fed Bancorp	408	3
	Peoples Financial Corp.	166	3
	Northrim Bancorp Inc.	256	3
	Deerfield Capital Corp.	2,543	3
	State Bancorp, Inc.	330	3
	MutualFirst Financial Inc.	500	2
	Federal Agricultural Mortgage Corp. Class A	1,021	2
	Advanta Corp. Class A	3,855	2
*	Specialty Underwriters' Alliance, Inc.	500	2
	Princeton National Bancorp, Inc.	100	1
	Thomas Properties Group, Inc.	1,100	1
	Security Bank Corp.	2,998	1
	TIB Financial Corp.	388	1
*	Triad Guaranty, Inc.	6,854	1
	21st Century Holding Co.	282	1
	Jer Investor Trust REIT	1,393	1
*	FX Real Estate and Entertainment Inc.	3,709	1
	Rainier Pacific Financial Group Inc.	975	1
	Harrington West Financial Group, Inc.	351	1
	Brooklyn Federal Bancorp	44	—
*	Valley National Bankcorp Warrants Exp. 6/30/15	240	—
	MetroCorp Bancshares, Inc.	159	—
	Teton Advisors Inc. Class B	143	—
	Patriot Capital Funding Inc.	10	—
			948,946
Health Care (14.5%)
	Johnson & Johnson	2,529,917	133,074
	Pfizer Inc.	6,148,155	83,738
	Abbott Laboratories	1,414,788	67,485
	Wyeth	1,214,053	52,253
	Merck & Co., Inc.	1,927,726	51,567
*	Amgen Inc.	966,133	47,843
	Bristol-Myers Squibb Co.	1,805,057	39,567
*	Gilead Sciences, Inc.	830,196	38,455
	Schering-Plough Corp.	1,482,857	34,921
	Eli Lilly & Co.	933,049	31,173
	Medtronic, Inc.	1,028,766	30,318
	Baxter International, Inc.	565,506	28,965
	UnitedHealth Group Inc.	1,101,365	23,052
*	Medco Health Solutions, Inc.	454,292	18,780
*	Celgene Corp.	417,971	18,558
*	WellPoint Inc.	464,308	17,630

	Covidien Ltd.	459,372	15,270
	Becton, Dickinson & Co.	221,885	14,920
*	Genzyme Corp.	246,798	14,657
*	Biogen Idec Inc.	266,134	13,951
*	Thermo Fisher Scientific, Inc.	383,330	13,673
	Allergan, Inc.	277,342	13,246
*	St. Jude Medical, Inc.	314,158	11,413
	Cardinal Health, Inc.	328,281	10,334
	Aetna Inc.	420,928	10,241
*	Boston Scientific Corp.	1,233,482	9,806
*	Express Scripts Inc.	192,239	8,876
	Stryker Corp.	258,179	8,788
	McKesson Corp.	249,812	8,753
*	Zimmer Holdings, Inc.	204,790	7,475
	C.R. Bard, Inc.	90,488	7,214
	Quest Diagnostics, Inc.	151,723	7,204
*	Forest Laboratories, Inc.	275,219	6,044
*	Laboratory Corp. of America Holdings	98,678	5,772
*	Life Technologies Corp.	158,585	5,151
	AmerisourceBergen Corp.	142,743	4,662
*	Hospira, Inc.	146,148	4,510
	CIGNA Corp.	248,721	4,375
*	Cephalon, Inc.	62,689	4,269
*	Vertex Pharmaceuticals, Inc.	147,529	4,239
*	Illumina, Inc.	113,335	4,221
*	DaVita, Inc.	95,031	4,177
*	Humana Inc.	154,605	4,032
*	Myriad Genetics, Inc.	85,282	3,878
*	Mylan Inc.	279,356	3,746
	DENTSPLY International Inc.	129,781	3,485
*	Varian Medical Systems, Inc.	113,335	3,450
*	Intuitive Surgical, Inc.	35,745	3,409
*	Waters Corp.	90,216	3,333
*	Henry Schein, Inc.	81,539	3,262
*	Edwards Lifesciences Corp.	50,844	3,083
*	Hologic, Inc.	233,801	3,060
	Beckman Coulter, Inc.	57,253	2,920
*	Millipore Corp.	50,479	2,898
*	Watson Pharmaceuticals, Inc.	90,798	2,825
*	Cerner Corp.	62,877	2,765
	Omnicare, Inc.	108,184	2,649
*	Alexion Pharmaceuticals, Inc.	67,597	2,546
*	ResMed Inc.	69,087	2,442
	Pharmaceutical Product Development, Inc.	96,972	2,300
*	Gen-Probe Inc.	49,662	2,264
*	Endo Pharmaceuticals Holdings, Inc.	122,494	2,166
	IMS Health, Inc.	166,163	2,072
*	Covance, Inc.	57,748	2,058
*	OSI Pharmaceuticals, Inc.	52,671	2,015
*	IDEXX Laboratories, Inc.	54,876	1,898
	Techne Corp.	33,061	1,809
*	Inverness Medical Innovations, Inc.	67,898	1,808
	Perrigo Co.	71,887	1,785
*	Coventry Health Care Inc.	136,644	1,768
*	VCA Antech, Inc.	77,614	1,750

*	Charles River Laboratories, Inc.	62,505	1,701
	Universal Health Services Class B	43,096	1,652
*	Immucor Inc.	65,127	1,638
*	King Pharmaceuticals, Inc.	226,247	1,600
*	Patterson Companies, Inc.	83,678	1,578
*	Lincare Holdings, Inc.	68,216	1,487
*	Amylin Pharmaceuticals, Inc.	126,413	1,485
*	Onyx Pharmaceuticals, Inc.	51,805	1,479
*	Sepracor Inc.	99,852	1,464
	Teleflex Inc.	36,753	1,437
*	United Therapeutics Corp.	21,372	1,412
	PerkinElmer, Inc.	108,446	1,385
*	Health Net Inc.	95,346	1,381
*	Magellan Health Services, Inc.	37,254	1,358
*	AMERIGROUP Corp.	48,771	1,343
*	Isis Pharmaceuticals, Inc.	89,107	1,337
*	Valeant Pharmaceuticals International	74,863	1,332
*	Thoratec Corp.	51,647	1,327
*	Community Health Systems, Inc.	85,569	1,313
*	Masimo Corp.	44,522	1,290
*	Haemonetics Corp.	23,154	1,275
	Owens & Minor, Inc.	38,056	1,261
	STERIS Corp.	54,133	1,260
*	MEDNAX, Inc.	41,922	1,235
*	Bio-Rad Laboratories, Inc. Class A	17,321	1,141
*	BioMarin Pharmaceutical Inc.	91,939	1,135
*	CV Therapeutics, Inc.	56,047	1,114
	Cooper Cos., Inc.	41,042	1,085
*	Alkermes, Inc.	88,118	1,069
*	Kinetic Concepts, Inc.	49,619	1,048
*	Nuvasive, Inc.	32,991	1,035
*	Auxilium Pharmaceuticals, Inc.	36,679	1,017
	West Pharmaceutical Services, Inc.	30,091	987
*	LifePoint Hospitals, Inc.	46,611	972
*	Warner Chilcott Ltd.	92,110	969
*	HLTH Corp.	88,855	920
*	Cubist Pharmaceuticals, Inc.	53,132	869
*	Psychiatric Solutions, Inc.	51,914	817
*	Regeneron Pharmaceuticals, Inc.	57,775	801
*	PSS World Medical, Inc.	55,516	797
	Chemed Corp.	20,445	795
*	Dionex Corp.	16,624	785
	PDL BioPharma Inc.	109,919	778
*	American Medical Systems Holdings, Inc.	67,621	754
*	Sequenom, Inc.	52,653	749
*	HMS Holdings Corp.	22,486	740
*	Theravance, Inc.	43,297	736
*	HealthSouth Corp.	81,419	723
*	Centene Corp.	39,619	714
*,^	Amedisys Inc.	25,035	688
	Meridian Bioscience Inc.	37,922	687
*	Luminex Corp.	36,155	655
*	Acorda Therapeutics Inc.	33,029	654
	Medicis Pharmaceutical Corp.	52,320	647
*	Catalyst Health Solutions, Inc.	32,354	641

*	Varian, Inc.	26,819	637
*	Seattle Genetics, Inc.	62,669	618
*	Alnylam Pharmaceuticals Inc.	30,850	587
*	AMAG Pharmaceuticals, Inc.	15,901	585
*	Health Management Associates Class A	225,026	581
*	Volcano Corp.	39,617	576
*	Medarex, Inc.	111,322	571
*	Celera Corp.	74,309	567
	Martek Biosciences Corp.	30,699	560
	Analogic Corp.	17,393	557
*	InterMune Inc.	33,864	557
	Allscripts Healthcare Solutions, Inc.	53,376	549
	Hill-Rom Holdings, Inc.	55,438	548
*,^	Dendreon Corp.	130,523	548
*	Cepheid, Inc.	78,906	544
*	CONMED Corp.	36,936	532
*	The Medicines Co.	48,640	527
*	Align Technology, Inc.	66,194	525
*	Tenet Healthcare Corp.	446,198	518
*	PAREXEL International Corp.	52,158	507
*	Abaxis, Inc.	28,981	500
*	Cougar Biotechnology Inc.	15,500	499
*	Halozyme Therapeutics Inc.	89,030	486
*	PharMerica Corp.	28,817	480
*	Phase Forward Inc.	37,350	478
*	Allos Therapeutics Inc.	75,869	469
*	Integra LifeSciences Holdings	18,821	465
	Invacare Corp.	29,007	465
	Computer Programs and Systems, Inc.	13,788	459
*	Wright Medical Group, Inc.	34,953	455
*	AmSurg Corp.	28,311	449
*	Genomic Health, Inc.	18,381	448
*	Affymetrix, Inc.	136,878	448
*	Cyberonics, Inc.	33,712	447
*	Conceptus, Inc.	37,714	443
*	Exelixis, Inc.	95,881	441
*	Hanger Orthopedic Group, Inc.	33,098	439
	Landauer, Inc.	8,578	435
*	Par Pharmaceutical Cos. Inc.	45,429	430
*	Xenoport Inc.	21,700	420
*	Greatbatch, Inc.	21,698	420
*	Eclipsys Corp.	41,100	417
*	AthenaHealth Inc.	16,700	403
*	Kindred Healthcare, Inc.	26,919	402
*	Cypress Bioscience, Inc.	56,417	401
*	Medivation Inc.	21,800	398
*	WellCare Health Plans Inc.	35,241	396
*	AngioDynamics, Inc.	35,066	394
*	Anadys Pharmaceuticals Inc.	57,338	389
*	Gentiva Health Services, Inc.	25,596	389
*	Bio-Reference Laboratories, Inc.	18,428	385
*	Natus Medical Inc.	44,655	380
*	Geron Corp.	83,912	375
*	Albany Molecular Research, Inc.	39,552	373
*	Enzon Pharmaceuticals, Inc.	61,227	372

*	Healthspring, Inc.	44,080	369
*	ArQule, Inc.	86,307	357
*	Abraxis BioScience	7,431	354
*	Cantel Medical Corp.	26,230	338
*	Air Methods Corp.	19,690	333
*	ICU Medical, Inc.	10,315	331
*	Cadence Pharmaceuticals, Inc.	35,306	331
*	Accuray Inc.	65,146	328
*	ev3 Inc.	44,387	315
*	Alliance HealthCare Services Inc.	45,920	312
*	Nektar Therapeutics	57,203	308
*	Healthways, Inc.	34,822	305
*	ViroPharma Inc.	57,562	302
*	Arena Pharmaceuticals, Inc.	100,354	302
*	Universal American Corp.	33,559	284
*	Cross Country Healthcare, Inc.	43,133	283
*,^	GTx, Inc.	26,579	281
*	Momenta Pharmaceuticals, Inc.	25,120	277
*	Savient Pharmaceuticals Inc.	55,719	276
*	Kensey Nash Corp.	12,689	270
*	AMN Healthcare Services, Inc.	52,544	268
*	Salix Pharmaceuticals, Ltd.	27,787	264
*	ATS Medical, Inc.	105,031	263
*	CorVel Corp.	12,837	260
*	Assisted Living Concepts Inc.	19,127	259
*	ABIOMED, Inc.	52,277	256
*	Questcor Pharmaceuticals, Inc.	49,900	246
*	Array BioPharma Inc.	91,694	242
*	Bruker BioSciences Corp.	39,228	242
*	SurModics, Inc.	13,051	238
*	Ligand Pharmaceuticals Inc. Class B	79,637	237

Vanguard Institutional Total Stock Market Index

Schedule of Investments

As of March 31, 2009

*	eResearch Technology, Inc.	43,862	231
*	MedAssets, Inc.	16,100	229
*	Adolor Corp.	111,517	227
*	Merit Medical Systems, Inc.	18,487	226
*	Affymax Inc.	13,708	221
*	American Dental Partners, Inc.	32,619	216
*	LHC Group Inc.	9,600	214
*	CryoLife Inc.	41,290	214
*	Anika Resh Inc.	46,391	212
*	America Service Group Inc.	16,255	211
*,^	MannKind Corp.	59,725	208
*	Orthofix International N.V.	11,189	207
*	Facet Biotech Corp.	21,529	205
*	Incyte Corp.	87,078	204
	Atrion Corp.	2,308	204
*	Noven Pharmaceuticals, Inc.	20,677	196
*	Amicas, Inc.	95,849	195
*	Res-Care, Inc.	13,019	190
*	inVentiv Health, Inc.	23,214	189
*	Cutera, Inc.	29,629	189
	Brookdale Senior Living Inc.	36,563	185
*	Accelrys Inc.	45,418	181
*	DepoMed, Inc.	76,566	181
*	Vivus, Inc.	41,684	180
	National Healthcare Corp.	4,480	180
*	Capital Senior Living Corp.	72,332	176
*	ARIAD Pharmaceuticals, Inc.	146,169	174
*	Quidel Corp.	18,805	173
*	ImmunoGen, Inc.	24,017	171
*	Biodel Inc.	32,195	168
*	Rigel Pharmaceuticals, Inc.	27,200	167
*	Genoptix, Inc.	6,100	166
*	RehabCare Group, Inc.	9,477	165
*	Optimer Pharmaceuticals Inc.	12,400	164
*	Molina Healthcare Inc.	8,500	162
*	Columbia Laboratories Inc.	112,196	162
*	Sun Healthcare Group Inc.	19,100	161
*	Durect Corp.	71,573	160
*	Exactech, Inc.	13,833	159
*	Inspire Pharmaceuticals, Inc.	39,086	159
*	NPS Pharmaceuticals Inc.	37,657	158
*	BioScrip Inc.	67,274	157
*	Emergency Medical Services LP Class A	5,000	157
*	Human Genome Sciences, Inc.	187,761	156
*	Zoll Medical Corp.	10,774	155
*	Odyssey Healthcare, Inc.	15,929	155
*	Almost Family Inc.	7,662	146
*	Dyax Corp.	58,248	146
*	Allied Healthcare International Inc.	115,012	146
*	Neogen Corp.	6,653	145
*	Sirona Dental Systems Inc.	9,778	140
*	Emeritus Corp.	20,605	135
*	Alexza Pharmaceuticals, Inc.	60,905	135
*	IRIS International, Inc.	11,438	132

*	Idenix Pharmaceuticals Inc.	42,528	131
*	Pain Therapeutics, Inc.	29,876	125
*	SonoSite, Inc.	6,969	125
*	Symmetry Medical Inc.	19,500	123
*	Zymogenetics, Inc.	30,213	121
*	Continucare Corp.	63,099	120
*	Pozen Inc.	19,561	120
*	Kendle International Inc.	5,707	120
*	MWI Veterinary Supply Inc.	4,200	120
*	BioCryst Pharmaceuticals, Inc.	54,092	118
*	Akorn, Inc.	136,684	118
*	Pharmasset, Inc.	11,900	117
*	Aspect Medical Systems, Inc.	27,820	117
*	K-V Pharmaceutical Co. Class A	69,948	115
*	Curis, Inc.	83,605	115
*	Progenics Pharmaceuticals, Inc.	17,277	114
*	Maxygen Inc.	16,575	113
*	Omnicell, Inc.	14,338	112
*	Medical Action Industries Inc.	13,400	111
*	Celldex Therapeutics, Inc.	16,848	110
*	Nabi Biopharmaceuticals	28,374	105
*	Bio Imaging Technologies	28,729	99
*,^	Osiris Therapeutics, Inc.	7,100	98
*	Acadia Pharmaceuticals Inc.	102,468	97
*	Alphatec Holdings, Inc.	54,972	97
*	Harvard Bioscience, Inc.	32,348	96
*	Rochester Medical Corp.	8,732	96
*	VNUS Medical Technologies, Inc.	4,500	96
*	Biomimetic Therapeutics, Inc.	13,200	94
*	Palomar Medical Technologies, Inc.	12,812	93
*	Cynosure Inc.	15,200	93
*	Cytokinetics, Inc.	53,513	91
*	Emergent BioSolutions Inc.	6,700	91
*	Dexcom Inc.	21,765	90
*	MedCath Corp.	12,390	90
*	MiddleBrook Pharmaceuticals Inc.	66,191	90
*	Caraco Pharmaceutical Laboratories, Ltd.	24,070	85
*	Clinical Data, Inc.	7,800	84
*	Discovery Laboratories, Inc.	68,754	84
*	Vital Images, Inc.	7,125	80
*	Triple-S Management Corp.	6,460	80
*	Clarient, Inc.	35,251	79
*	IPC The Hospitalist Co.	4,093	78
*	Aastrom Biosciences, Inc.	204,553	77
*	Cardiac Science Corp.	25,269	76
*	AVI BioPharma, Inc.	109,666	72
*	US Physical Therapy, Inc.	7,364	71
*	Avanir Pharmaceuticals Class A	136,315	70
*	Idera Pharmaceuticals, Inc.	10,285	67
*	Allion Healthcare Inc.	14,009	64
*	Endologix, Inc.	29,694	62
*	Antigenics, Inc.	122,058	60
*	Enzo Biochem, Inc.	14,711	59
*	Caliper Life Sciences, Inc.	58,415	58
*	BMP Sunstone Corp.	17,626	57

*	Neurocrine Biosciences, Inc.	15,959	57
*	Five Star Quality Care, Inc.	54,124	56
*	BioSphere Medical Inc.	27,491	55
*	BioLase Technology, Inc.	56,502	51
*	I-Flow Corp.	13,685	50
	Merge Healthcare Inc.	35,735	48
*	Cambrex Corp.	18,866	43
*	Infinity Pharmaceuticals, Inc.	5,218	43
*	PDI, Inc.	13,965	42
*	Nighthawk Radiology Holdings, Inc.	15,154	41
*	Sangamo BioSciences, Inc.	9,647	41
*	Icad Inc.	42,753	40
*	OraSure Technologies, Inc.	15,609	39
*	RTI Biologics, Inc.	13,379	38
*	Avigen, Inc.	31,139	38
*	CuraGen Corp.	41,588	38
*	Immunomedics Inc.	38,684	37
*	Spectranetics Corp.	14,143	36
*	Vascular Solutions, Inc.	5,686	35
*	Cerus Corp.	50,588	34
*	Hansen Medical Inc.	8,149	33
*	Osteotech, Inc.	8,935	31
*	Providence Service Corp.	4,531	31
	LCA-Vision Inc.	10,487	31
*	Cell Genesys, Inc.	103,676	30
*,^	StemCells, Inc.	17,974	30
*	Arrowhead Research Corp.	52,360	29
*	Synovis Life Technologies, Inc.	2,100	29
*	Corcept Therapeutics Inc.	23,958	29
*	Lexicon Pharmaceuticals Inc.	25,762	28
*	EPIX Pharmaceuticals Inc.	48,285	28
*	Somanetics Corp.	1,801	27
*	SuperGen, Inc.	14,785	27
*	Repligen Corp.	5,551	27
*	GenVec, Inc.	60,242	26
*	HealthTronics Surgical Services, Inc.	19,298	26
	Psychemedics Corp.	4,628	26
*	Orthovita, Inc.	9,483	25
*	ADVENTRX Pharmaceuticals, Inc.	137,900	25
*	Skilled Healthcare Group Inc.	3,000	25
*	Animal Health International, Inc.	18,459	23
*	ThermoGenesis Corp.	37,607	23
*	Penwest Pharmaceuticals Co.	13,587	22
*	Theragenics Corp.	18,231	22
*	Candela Corp.	51,632	22
*	Sunrise Senior Living, Inc.	31,787	22
*	deCODE genetics, Inc.	91,030	21
*	MAKO Surgical Corp.	2,600	20
*	Arca Biopharma Inc.	3,931	20
*	CPEX Pharmaceuticals, Inc.	2,615	19
*	Hooper Holmes, Inc.	42,124	19
*	Peregrine Pharmaceuticals, Inc.	47,335	18
*	Ista Pharmaceuticals Inc.	9,776	17
*	Monogram Biosciences Inc.	6,692	17
*	Life Sciences Research, Inc.	2,300	16

*	TomoTherapy, Inc.	6,200	16
*	SciClone Pharmaceuticals, Inc.	13,095	16
*	National Dentex Corp.	3,944	15
*	XOMA Ltd.	28,554	15
*	PhotoMedex, Inc.	7,310	15
*	Vical, Inc.	7,842	15
*	Santarus Inc.	9,196	15
*	Javelin Pharmaceuticals, Inc.	9,800	14
*	Metabolix Inc.	1,900	13
*	Stereotaxis Inc.	3,100	12
*	SRI/Surgical Express, Inc.	10,677	12
*	Emisphere Technologies, Inc.	17,560	12
*	Insmed Inc.	11,508	12
*	Micrus Endovascular Corp.	1,927	11
*	Cytrx Corp.	32,600	11
*	STAAR Surgical Co.	11,213	11
*	Novavax, Inc.	10,811	11
*	Hi-Tech Pharmacal Co., Inc.	1,800	10
	Trimeris, Inc.	5,826	10
*	EntreMed, Inc.	23,118	10
*	Altus Pharmaceuticals, Inc.	43,084	9
*	Telik, Inc.	21,589	9
*	Mediware Information Systems, Inc.	2,170	9
*	Sonic Innovations, Inc.	8,444	9
*	RXi Pharmaceuticals Corp.	1,626	8
*	Oxigene, Inc.	11,910	8
*	Cardica, Inc.	2,775	8
*	Senomyx, Inc.	4,700	7
*	Northstar Neuroscience, Inc.	3,600	7
*	Matrixx Initiatives, Inc.	418	7
*	Orexigen Therapeutics Inc.	2,550	7
*	Orthologic Corp.	11,489	6
	Young Innovations, Inc.	377	6
*	Hollis-Eden Pharmaceuticals, Inc.	11,684	6
*	Rural/Metro Corp.	6,345	5
*	Pharmacyclics, Inc.	4,319	5
*	Dynavax Technologies Corp.	7,379	5
*	GTC Biotherapeutics, Inc.	12,722	5
*	Keryx Biopharmaceuticals, Inc.	28,705	4
*	Strategic Diagnostics Inc.	3,632	4
*	Orchid Cellmark, Inc.	6,213	4
*	Dialysis Corp. of America	665	3
*	IVAX Diagnostics, Inc.	10,266	3
*	NMT Medical, Inc.	3,896	3
*	Epicept Corp.	3,977	2
*	Vanda Parmaceuticals, Inc.	1,800	2
*	Hemispherx Biopharma, Inc.	2,632	2
*	Novamed, Inc.	620	1
*	Neurogen Corp.	5,865	1
*	Insulet Corp.	200	1
*	La Jolla Pharmaceutical Co.	4,549	1
*	Interleukin Genetics, Inc.	2,262	1
*	Heska Corp.	2,582	1
*	Neurobiological Technolgoies, Inc.	619	—
*	Oscient Pharmaceuticals Corp.	2,454	—

*	Anesiva, Inc.	493	—
			1,130,953
Industrials (10.1%)
	General Electric Co.	9,594,057	96,996
	United Technologies Corp.	823,449	35,392
	United Parcel Service, Inc.	617,770	30,407
	3M Co.	600,269	29,845
	The Boeing Co.	634,817	22,587
	Lockheed Martin Corp.	310,574	21,439
	Emerson Electric Co.	699,409	19,989
	Union Pacific Corp.	461,823	18,986
	Burlington Northern Santa Fe Corp.	312,188	18,778
	Honeywell International Inc.	629,260	17,531
	Caterpillar, Inc.	550,277	15,386
	Raytheon Co.	377,779	14,711
	Deere & Co.	389,693	12,809
	Danaher Corp.	233,364	12,653
	General Dynamics Corp.	302,310	12,573
	Northrop Grumman Corp.	283,415	12,368
	FedEx Corp.	269,850	12,006
	Illinois Tool Works, Inc.	373,200	11,513
	Waste Management, Inc.	447,643	11,460
	Norfolk Southern Corp.	338,005	11,408
	CSX Corp.	360,160	9,310
	Tyco International Ltd.	432,095	8,452
	PACCAR, Inc.	314,816	8,110
	Precision Castparts Corp.	127,172	7,618
	L-3 Communications Holdings, Inc.	108,901	7,383
	C.H. Robinson Worldwide Inc.	154,378	7,041
	ITT Industries, Inc.	157,493	6,059
	Fluor Corp.	165,688	5,724
	Republic Services, Inc. Class A	327,264	5,613
	Expeditors International of Washington, Inc.	193,743	5,481
	Eaton Corp.	143,166	5,277
	Parker Hannifin Corp.	147,304	5,005
*,^	First Solar, Inc.	37,104	4,924
	Rockwell Collins, Inc.	144,909	4,730
	Dover Corp.	170,125	4,488
	Cummins Inc.	174,975	4,453
	Pitney Bowes, Inc.	188,632	4,405
*	Jacobs Engineering Group Inc.	112,549	4,351
	Southwest Airlines Co.	677,316	4,287
	Goodrich Corp.	112,716	4,271
	W.W. Grainger, Inc.	59,191	4,154
	Cooper Industries, Inc. Class A	158,711	4,104
	Ingersoll-Rand Co.	291,852	4,028
*	Iron Mountain, Inc.	175,530	3,891
*	Quanta Services, Inc.	180,148	3,864
	The Dun & Bradstreet Corp.	49,173	3,786
*	Stericycle, Inc.	78,060	3,726
	Fastenal Co.	115,793	3,723
	Roper Industries Inc.	82,275	3,493
*	Delta Air Lines Inc.	578,849	3,259
	Cintas Corp.	125,448	3,101
*	URS Corp.	76,135	3,077

	Ametek, Inc.	97,376	3,045
	Flowserve Corp.	51,647	2,898
	Equifax, Inc.	115,409	2,822
*	McDermott International, Inc.	208,596	2,793
	Rockwell Automation, Inc.	122,653	2,679
	Robert Half International, Inc.	134,625	2,400
	Masco Corp.	337,154	2,353
	SPX Corp.	49,650	2,334
*	FTI Consulting, Inc.	46,408	2,296
	Manpower Inc.	71,247	2,246
	Pall Corp.	108,337	2,213
*	Foster Wheeler AG	122,160	2,134
	Joy Global Inc.	98,463	2,097
*	Shaw Group, Inc.	76,314	2,092
	KBR Inc.	147,584	2,038
*	Alliant Techsystems, Inc.	29,841	1,999
*	Navistar International Corp.	58,639	1,962
*	Aecom Technology Corp.	74,887	1,953
	Avery Dennison Corp.	87,383	1,952
	Watson Wyatt & Co. Holdings	39,270	1,939
*	Copart, Inc.	64,652	1,918
*	Waste Connections, Inc.	73,072	1,878
	Pentair, Inc.	85,599	1,855
	J.B. Hunt Transport Services, Inc.	75,148	1,812
	Donaldson Co., Inc.	63,550	1,706
	Harsco Corp.	76,600	1,698
	IDEX Corp.	75,788	1,657
*	AGCO Corp.	84,132	1,649
	Landstar System, Inc.	48,051	1,608
*	Covanta Holding Corp.	114,103	1,494
*	Corrections Corp. of America	115,512	1,480
	Ryder System, Inc.	51,174	1,449
	R.R. Donnelley & Sons Co.	188,427	1,381
*	IHS Inc. Class A	33,218	1,368
*	Thomas & Betts Corp.	51,286	1,283
	Textron, Inc.	221,628	1,272
	MSC Industrial Direct Co., Inc. Class A	40,286	1,252
	Lincoln Electric Holdings, Inc.	39,389	1,248
*	Kirby Corp.	46,750	1,245
	Hubbell Inc. Class B	45,093	1,216
*	TransDigm Group, Inc.	35,911	1,179
	Curtiss-Wright Corp.	41,309	1,159
	Lennox International Inc.	43,342	1,147
	Granite Construction Co.	29,884	1,120
*	Tetra Tech, Inc.	54,924	1,119
	CLARCOR Inc.	44,324	1,117
	Wabtec Corp.	42,305	1,116
	Carlisle Co., Inc.	56,163	1,102
	The Brink's Co.	41,541	1,099
	Kennametal, Inc.	67,146	1,088
*	Kansas City Southern	83,811	1,065
	The Timken Co.	75,604	1,055
	Bucyrus International, Inc.	68,948	1,047
*	EMCOR Group, Inc.	60,141	1,033
*	Gardner Denver Inc.	47,274	1,028

	UTI Worldwide, Inc.	82,716	988
*	General Cable Corp.	48,920	970
*	Spirit Aerosystems Holdings Inc.	95,149	949
*	Clean Harbors Inc.	19,649	943
	Graco, Inc.	54,366	928
*	ESCO Technologies Inc.	23,945	927
*,^	SunPower Corp. Class A	38,085	906
	GATX Corp.	44,434	899
*	Continental Airlines, Inc. Class B	101,902	898
	Regal-Beloit Corp.	28,871	885
	Kaydon Corp.	31,277	855
	Heartland Express, Inc.	57,542	852
	Acuity Brands, Inc.	37,430	844
	Valmont Industries, Inc.	16,762	842
*	Monster Worldwide Inc.	102,854	838
*	Teledyne Technologies, Inc.	31,242	834
*	Moog Inc.	35,920	821
*	AMR Corp.	256,982	820
	Knight Transportation, Inc.	54,026	819
	Nordson Corp.	28,769	818
*	Terex Corp.	88,200	816
*	BE Aerospace, Inc.	91,708	795
	Brady Corp. Class A	45,058	794
	The Toro Co.	32,656	790
*	SunPower Corp. Class B	39,227	777
	Briggs & Stratton Corp.	46,706	771
	Watsco, Inc.	22,637	770
*	Huron Consulting Group Inc.	18,089	767
	Con-way, Inc.	42,559	763
	Mueller Industries Inc.	34,132	740
	Crane Co.	43,734	738
	Alexander & Baldwin, Inc.	37,887	721
	Rollins, Inc.	41,840	718
*	WESCO International, Inc.	38,791	703
*	GrafTech International Ltd.	111,817	689
	ABM Industries Inc.	41,720	684
	Otter Tail Corp.	30,932	682
*	JetBlue Airways Corp.	185,941	679
	Trinity Industries, Inc.	73,422	671
*,^	American Superconductor Corp.	38,493	666
	Skywest, Inc.	52,847	657
	Simpson Manufacturing Co.	36,011	649
*	Orbital Sciences Corp.	54,469	648
	Werner Enterprises, Inc.	42,537	643
	Woodward Governor Co.	57,484	643
*	Geo Group Inc.	48,177	638
*	Owens Corning Inc.	70,136	634
*	Genesee & Wyoming Inc. Class A	29,605	629
*	United Stationers, Inc.	21,497	604
*	Old Dominion Freight Line, Inc.	25,513	599
	Triumph Group, Inc.	15,647	598
*	Navigant Consulting, Inc.	45,637	596
*	Resources Connection, Inc.	39,526	596
	Applied Industrial Technology, Inc.	34,790	587
*	Alaska Air Group, Inc.	33,080	581

*	Hexcel Corp.	87,955	578
*	Hub Group, Inc.	33,809	575
	EnergySolutions	65,700	568
*,^	Energy Conversion Devices, Inc.	42,806	568
	Mine Safety Appliances Co.	28,114	563
	Healthcare Services Group, Inc.	37,336	559
	Baldor Electric Co.	38,534	558
*	Astec Industries, Inc.	21,020	551
*	Beacon Roofing Supply, Inc.	41,143	551
	Actuant Corp.	52,910	547
*	Esterline Technologies Corp.	27,043	546
	Watts Water Technologies, Inc.	27,763	543
*	Insituform Technologies Inc. Class A	34,510	540
*	Mastec Inc.	44,435	537
	Belden Inc.	42,702	534
*	UAL Corp.	119,148	534
*	CoStar Group, Inc.	17,445	528
	Herman Miller, Inc.	49,141	524
*	Hertz Global Holdings Inc.	132,906	522
*	Allegiant Travel Co.	11,436	520
*	USG Corp.	68,293	520
*	Sykes Enterprises, Inc.	30,887	514
*	MPS Group, Inc.	85,100	506
*	The Middleby Corp.	15,423	500
	Badger Meter, Inc.	17,184	496
*	AirTran Holdings, Inc.	108,385	493
	Administaff, Inc.	23,169	490
*	EnerSys	40,200	487
	Comfort Systems USA, Inc.	46,292	480
	Mueller Water Products, Inc. Class A	141,351	466
	Oshkosh Truck Corp.	69,204	466
*	AZZ Inc.	17,478	461
	A.O. Smith Corp.	18,294	461
*	Marten Transport, Ltd.	24,226	453
*	AAR Corp.	35,864	450
	The Corporate Executive Board Co.	30,864	448
	Forward Air Corp.	27,139	440
	American Science & Engineering, Inc.	7,880	440
	Deluxe Corp.	45,149	435
	Barnes Group, Inc.	40,512	433
*	CBIZ Inc.	62,126	433
*	Ceradyne, Inc.	23,799	431
	Arkansas Best Corp.	22,326	425
*	Axsys Technologies, Inc.	9,622	404
*	The Advisory Board Co.	24,112	400
	AAON, Inc.	21,658	392
	Applied Signal Technology, Inc.	19,383	392
	Robbins & Myers, Inc.	25,726	390
	The Manitowoc Co., Inc.	119,333	390
	Cubic Corp.	15,367	389
	Albany International Corp.	42,795	387
*	ATC Technology Corp.	34,341	385
*	Layne Christensen Co.	23,256	374
	Ameron International Corp.	6,885	363
	Raven Industries, Inc.	17,235	358

	HNI Corp.	34,119	355
	Apogee Enterprises, Inc.	32,178	353
	CIRCOR International, Inc.	15,673	353
*,^	Evergreen Solar, Inc.	165,598	353
	G & K Services, Inc. Class A	18,555	351
*	II-VI, Inc.	20,131	346
	American Ecology Corp.	24,019	335
	Knoll, Inc.	52,995	325
	Franklin Electric, Inc.	14,641	324
*	Korn/Ferry International	35,417	321
*	Dycom Industries, Inc.	55,239	320
	Kaman Corp. Class A	25,065	314
	Aircastle Ltd.	66,486	309
	Tredegar Corp.	18,885	308
*	Northwest Pipe Co.	10,668	304
*	Cornell Cos., Inc.	18,372	301
*	Blount International, Inc.	64,451	298
*	Michael Baker Corp.	11,335	295
	Ducommun, Inc.	20,084	292
*	Perini Corp.	23,279	286
	CDI Corp.	28,843	280
*	Griffon Corp.	37,335	280
*	Powell Industries, Inc.	7,930	280
	Genco Shipping and Trading Ltd.	22,275	275
*	FuelCell Energy, Inc.	106,224	255
	Aceto Corp.	42,733	255
*	US Airways Group Inc.	98,520	249
	Dynamic Materials Corp.	26,827	246
*	TrueBlue, Inc.	29,453	243
	Cascade Corp.	13,637	240
*	CRA International Inc.	12,694	240
	American Woodmark Corp.	13,609	239
	International Shipholding Corp.	11,909	234
	American Railcar Industries, Inc.	30,581	233
*	Consolidated Graphics, Inc.	18,326	233
	Universal Forest Products, Inc.	8,609	229
	Quanex Building Products Corp.	29,348	223
	Lindsay Manufacturing Co.	8,123	219
*	Colfax Corp.	31,400	216
*	Mobile Mini, Inc.	18,665	215
*	APAC Teleservices, Inc.	62,076	211
*	DynCorp International Inc. Class A	15,600	208
	Steelcase Inc.	41,242	207
*	Altra Holdings Inc.	53,076	206
*	Stanley Inc.	7,960	202
*	Exponent, Inc.	7,916	200
	Ampco-Pittsburgh Corp.	14,711	195
*,^	Fuel-Tech N.V.	18,500	193
*	H&E Equipment Services, Inc.	29,500	193
*	GeoEye Inc.	9,700	192
	Seaboard Corp.	189	191
	Heidrick & Struggles International, Inc.	10,744	191
	McGrath RentCorp	12,034	190
	HEICO Corp. Class A	9,079	187
*	YRC Worldwide, Inc.	41,484	186

	Courier Corp.	12,119	184
*	Taser International Inc.	38,898	182
*	EnPro Industries, Inc.	10,586	181
*	Acacia Research - Acacia Technologies	44,240	180
	Armstrong Worldwide Industries, Inc.	16,158	178
*	Amerco, Inc.	5,279	177
	Encore Wire Corp.	7,981	171
*	Flanders Corp.	41,851	169
*	Force Protection, Inc.	35,199	169
*	L.B. Foster Co. Class A	6,800	169
*	School Specialty, Inc.	9,578	168
	Alamo Group, Inc.	15,761	168
*	Argon ST, Inc.	8,740	166
	Ennis, Inc.	18,582	165
*	Chart Industries, Inc.	20,380	161
*	RBC Bearings Inc.	10,456	160
*	Atlas Air Worldwide Holdings, Inc.	9,200	160
*	Celadon Group Inc.	28,255	157
*	RSC Holdings Inc.	29,797	157
*	Republic Airways Holdings Inc.	23,766	154
*	Aerovironment Inc.	7,300	153
*	Herley Industries Inc.	12,694	152
	Gorman-Rupp Co.	7,647	151
*	Rush Enterprises, Inc. Class A	16,932	151
*	Miller Industries, Inc.	23,159	151
	Federal Signal Corp.	28,106	148
*	Dynamex Inc.	11,256	147
^	Eagle Bulk Shipping Inc.	34,160	145
	Interface, Inc.	48,214	144
*	American Reprographics Co.	40,370	143
*	On Assignment, Inc.	52,659	143
*	United Capital Corp.	8,264	143
*	Advanced Battery Technologies Inc.	66,373	142
*	United Rentals, Inc.	33,385	141
*	Interline Brands, Inc.	16,652	140
	Bowne & Co., Inc.	43,640	140
	Kelly Services, Inc. Class A	16,917	136
*	American Commercial Lines Inc.	42,687	135
	Viad Corp.	9,499	134
	Houston Wire & Cable Co.	17,179	133
*	Trex Co., Inc.	17,429	133
*	Intersections Inc.	24,856	132
*	Furmanite Corp.	42,405	132
*	Kforce Inc.	18,575	131
*	M&F Worldwide Corp.	11,120	130
*,^	Ener1, Inc.	24,414	126
	The Greenbrier Cos., Inc.	34,319	126
*	Acco Brands Corp.	127,298	125
*	Hawaiian Holdings, Inc.	32,700	122
	LSI Industries Inc.	23,206	120
	Barrett Business Services, Inc.	12,429	120
	Titan International, Inc.	23,447	118
*	GenCorp, Inc.	54,958	116
*	Cenveo Inc.	35,380	115
*	Columbus McKinnon Corp.	13,025	114

	Kimball International, Inc. Class B	16,424	108
*	China BAK Battery, Inc.	60,217	103
*	Orion Marine Group, Inc.	7,800	102
	Standex International Corp.	11,055	102
*	AMREP Corp.	6,452	101
*,^	C & D Technologies, Inc.	54,659	101
*,^	Valence Technology Inc.	47,372	101
*	Ladish Co., Inc.	13,856	101
*	Sterling Construction Co., Inc.	5,500	98
*	ICT Group, Inc.	17,578	98
*,^	Capstone Turbine Corp.	135,626	98
	Great Lakes Dredge & Dock Co.	32,398	97
*	Kadant Inc.	8,297	96
*	Team, Inc.	8,130	95
	NACCO Industries, Inc. Class A	3,432	93
*	Flow International Corp.	57,133	93
*	GP Strategies Corp.	25,900	92
*	Bluelinx Holdings Inc.	35,311	92
	Met-Pro Corp.	11,172	91
	Gibraltar Industries Inc.	18,890	89
*	Kratos Defense & Security Inc.	113,628	89
	Diamond Management and Technology Consultants,Inc.	34,547	88
	Graham Corp.	9,500	85
	Multi-Color Corp.	6,796	83
*	Active Power, Inc.	135,830	81
*	Magnatek, Inc.	43,974	79
	Macquarie Infrastructure Co. LLC	57,182	79
*	Plug Power, Inc.	89,027	77
*	Lydall, Inc.	25,403	75
*	La Barge, Inc.	8,900	74
*	Ultralife Corp.	9,557	74

Vanguard Institutional Total Stock Market Index

Schedule of Investments

As of March 31, 2009

*	Builders FirstSource, Inc.	36,479	74
*	PowerSecure International, Inc.	21,502	74
	Horizon Lines Inc.	23,792	72
	Tennant Co.	7,615	71
*	Casella Waste Systems, Inc.	41,353	71
*,^	Microvision, Inc.	54,605	70
*	Saia, Inc.	5,787	69
	TAL International Group, Inc.	9,400	69
	Sun Hydraulics Corp.	4,698	69
	Pacer International, Inc.	19,398	68
*	Avis Budget Group, Inc.	73,715	67
*	Willis Lease Finance Corp.	6,149	65
*	A-Power Energy Generation Systems Ltd.	14,300	62
*	Air Transport Services Group Inc.	79,095	61
*	P.A.M. Transportation Services, Inc.	11,085	61
*	COMSYS IT Partners Inc.	27,425	61
*	Pike Electric Corp.	6,400	59
	Lawson Products, Inc.	4,805	58
	Todd Shipyards Corp.	4,229	58
*	Polypore International Inc.	14,091	57
	Freightcar America Inc.	3,155	55
*	EnerNOC Inc.	3,780	55
	Frozen Food Express Industries, Inc.	18,205	55
*	Energy Recovery Inc.	7,014	53
	Quixote Corp.	14,944	52
	Insteel Industries, Inc.	7,400	51
*	Astronics Corp.	4,565	50
*	Ocean Power Technologies, Inc.	7,600	50
*	The Allied Defense Group, Inc.	12,200	48
*	DXP Enterprises Inc	4,544	47
*	Covenant Transport, Inc.	22,375	44
*,^	Ascent Solar Technologies, Inc.	10,700	43
	L.S. Starrett Co. Class A	6,936	43
*	3D Systems Corp.	6,557	43
*	Spherion Corp.	20,596	43
*	Innerworkings, Inc.	9,500	41
	NN, Inc.	31,792	40
*	Waste Services, Inc.	9,297	40
*	UQM Technologies, Inc.	24,104	40
	HEICO Corp.	1,623	39
	Vicor Corp.	7,786	38
	Textainer Group Holdings Ltd.	5,500	37
*	Titan Machinery, Inc.	4,100	37
*	TBS International Ltd.	5,000	37
	Hardinge, Inc.	13,147	37
*	Park-Ohio Holdings Corp.	11,101	36
	Paragon Shipping, Inc.	10,300	36
*	LMI Aerospace, Inc.	4,860	35
*	Perma-Fix Environmental Services, Inc.	17,864	35
	Innovative Solutions and Support, Inc.	7,518	32
*	Standard Parking Corp.	1,934	32
*	Pinnacle Airlines Corp.	22,170	31
*	Volt Information Sciences Inc.	4,579	30
*	K-Tron International, Inc	501	30

*	Protection One, Inc.	9,526	30
*	Tecumseh Products Co. Class A	6,472	29
*	Innotrac Corp.	28,409	28
*	Hudson Highland Group, Inc.	24,935	28
	Sauer-Danfoss, Inc.	11,064	27
	The Standard Register Co.	5,673	26
*	Advanced Environmental Recycling Technologies, Inc.	78,462	26
*	PMFG Inc.	3,100	24
*	Duff & Phelps Corp.	1,500	24
	Schawk, Inc.	3,900	24
*	ICF International, Inc.	1,000	23
*	Thermadyne Holdings Corp.	10,400	22
*	NCI Building Systems, Inc.	9,794	22
*	Orion Energy Systems Inc.	4,300	19
*	WCA Waste Corp.	11,166	18
*	TRC Cos., Inc.	7,654	18
*	Arotech Corp.	23,278	18
*	Dollar Thrifty Automotive Group, Inc.	15,063	17
*	Metalico, Inc.	10,223	17
*	LECG Corp.	6,536	17
*	Quality Distribution Inc.	8,134	16
*	First Advantage Corp. Class A	1,155	16
*	Power-One, Inc.	18,003	16
*	PRG-Schultz International, Inc.	5,568	16
*	Hill International Inc.	5,000	15
*	Fushi Copperweld, Inc.	3,139	15
	Virco Manufacturing Corp.	5,113	15
*	ExpressJet Holdings, Inc.	13,282	14
*	Commercial Vehicle Group Inc.	25,191	14
*	China Architectural Engineering Inc.	14,042	14
	Chase Corp.	1,396	13
	Wabash National Corp.	10,509	13
*	Paragon Technologies, Inc.	5,170	12
*	Applied Energetics, Inc.	50,645	12
*,^	Medis Technology Ltd.	26,088	11
*,^	Document Security Systems, Inc.	6,900	11
	Sypris Solutions, Inc.	10,878	11
*	Hurco Cos., Inc.	1,000	11
	Omega Flex Inc.	600	10
	Superior Uniform Group, Inc.	1,093	8
	Twin Disc, Inc.	600	4
*	Franklin Covey Co.	929	4
*	Mesa Air Group Inc.	25,176	3
*	Argan Inc.	200	3
*	Nashua Corp.	2,612	3
*	U.S. Home Systems, Inc.	1,157	2
*	A.T. Cross Co. Class A	907	2
*	Integrated Electrical Services, Inc.	200	2
*	BMC Industries, Inc.	4,603	—
			789,879
Information Technology (17.9%)
	Microsoft Corp.	7,299,869	134,099
	International Business Machines Corp.	1,225,011	118,691
*	Cisco Systems, Inc.	5,338,696	89,530
*	Apple Inc.	810,563	85,206

	Intel Corp.	5,071,447	76,325
*	Google Inc.	218,407	76,019
	Hewlett-Packard Co.	2,233,079	71,593
*	Oracle Corp.	3,759,902	67,941
	QUALCOMM Inc.	1,509,485	58,734
	Visa Inc.	409,405	22,763
*	EMC Corp.	1,860,813	21,213
	Texas Instruments, Inc.	1,182,141	19,517
	Corning, Inc.	1,417,413	18,809
	Automatic Data Processing, Inc.	463,174	16,285
*	Yahoo! Inc.	1,202,312	15,402
	Accenture Ltd.	559,074	15,369
*	Dell Inc.	1,607,517	15,239
	MasterCard, Inc. Class A	80,926	13,553
	Applied Materials, Inc.	1,223,842	13,156
*	eBay Inc.	990,239	12,437
*	Symantec Corp.	762,871	11,397
*	Adobe Systems, Inc.	484,660	10,367
	Motorola, Inc.	2,069,452	8,754
	Western Union Co.	653,797	8,218
*	Broadcom Corp.	408,057	8,153
	Paychex, Inc.	296,085	7,601
*	Intuit, Inc.	279,393	7,544
*	Juniper Networks, Inc.	482,662	7,269
	CA, Inc.	378,248	6,661
*	Activision Blizzard, Inc.	544,171	5,692
*	BMC Software, Inc.	171,267	5,652
*	Cognizant Technology Solutions Corp.	265,907	5,528
*	Fiserv, Inc.	146,338	5,335
*	Electronic Arts Inc.	293,119	5,332
	Analog Devices, Inc.	266,060	5,127
*	Computer Sciences Corp.	138,529	5,103
*	Agilent Technologies, Inc.	326,753	5,022
*	Sun Microsystems, Inc.	674,740	4,939
	Xilinx, Inc.	250,486	4,799
	Altera Corp.	271,949	4,773
*	NVIDIA Corp.	483,462	4,767
*	McAfee Inc.	139,599	4,677
	Linear Technology Corp.	202,744	4,659
	Tyco Electronics Ltd.	418,468	4,620
	Amphenol Corp. Class A	160,753	4,580
*	NetApp, Inc.	299,483	4,444
*	Marvell Technology Group Ltd.	475,259	4,353
*	Affiliated Computer Services, Inc. Class A	83,403	3,994
*	Western Digital Corp.	203,006	3,926
*	Citrix Systems, Inc.	166,524	3,770
	Xerox Corp.	793,507	3,610
	Harris Corp.	122,754	3,553
	Microchip Technology, Inc.	165,899	3,515
*	Autodesk, Inc.	206,435	3,470
*	MEMC Electronic Materials, Inc.	204,736	3,376
*	VeriSign, Inc.	178,002	3,359
*	SAIC, Inc.	175,645	3,279
	Fidelity National Information Services, Inc.	173,370	3,155
*	Red Hat, Inc.	174,981	3,122

*	salesforce.com, inc.	94,603	3,096
	KLA-Tencor Corp.	154,086	3,082
*	Akamai Technologies, Inc.	154,305	2,994
*	Micron Technology, Inc.	697,222	2,831
*	Synopsys, Inc.	131,551	2,727
	Seagate Technology	445,533	2,678
	Lender Processing Services, Inc.	86,994	2,663
*	SanDisk Corp.	206,405	2,611
*	Teradata Corp.	160,740	2,607
*	LAM Research Corp.	114,096	2,598
*	FLIR Systems, Inc.	120,941	2,477
	Global Payments Inc.	73,251	2,447
*	Avnet, Inc.	137,590	2,409
	Broadridge Financial Solutions LLC	129,199	2,404
*	Hewitt Associates, Inc.	77,453	2,305
*	Sybase, Inc.	74,026	2,242
*	Alliance Data Systems Corp.	59,067	2,183
	National Semiconductor Corp.	211,196	2,169
*	Flextronics International Ltd.	739,883	2,138
	Total System Services, Inc.	152,908	2,112
*	Arrow Electronics, Inc.	108,974	2,077
^	FactSet Research Systems Inc.	41,239	2,062
*	ANSYS, Inc.	77,992	1,958
*	Nuance Communications, Inc.	166,905	1,813
*	LSI Corp.	589,572	1,792
*	Equinix, Inc.	30,847	1,732
*	Ingram Micro, Inc. Class A	136,035	1,719
*,^	Cree, Inc.	72,901	1,715
*	Advanced Micro Devices, Inc.	557,619	1,701
*	Macrovision Solutions Corp.	94,585	1,683
*	Trimble Navigation Ltd.	109,640	1,675
*	Metavante Technologies	82,390	1,645
*	Dolby Laboratories Inc.	47,786	1,630
*	Tellabs, Inc.	346,896	1,589
*	Mettler-Toledo International Inc.	30,899	1,586
*	F5 Networks, Inc.	72,995	1,529
*	Solera Holdings, Inc.	60,609	1,502
*	Itron, Inc.	31,651	1,499
*	Novellus Systems, Inc.	89,694	1,492
*	Compuware Corp.	226,204	1,491
*	Varian Semiconductor Equipment Associates, Inc.	66,606	1,443
*	Atmel Corp.	391,004	1,419
*	ON Semiconductor Corp.	358,846	1,399
*	MICROS Systems, Inc.	73,934	1,386
*	Novell, Inc.	317,193	1,351
	Molex, Inc. Class A	106,442	1,345
*	IAC/InterActiveCorp	87,829	1,338
*	QLogic Corp.	117,488	1,306
	Intersil Corp.	113,118	1,301
*	PMC Sierra Inc.	203,778	1,300
	Diebold, Inc.	60,669	1,295
*	Skyworks Solutions, Inc.	151,950	1,225
*	NeuStar, Inc. Class A	72,764	1,219
*	Lexmark International, Inc.	71,975	1,214
*	Brocade Communications Systems, Inc.	342,455	1,181

*	Polycom, Inc.	76,678	1,180
*	DST Systems, Inc.	33,956	1,176
*	3Com Corp.	377,043	1,165
*	NCR Corp.	144,871	1,152
	Jack Henry & Associates Inc.	70,128	1,144
*	SINA.com	48,825	1,135
*	Zebra Technologies Corp. Class A	58,515	1,113
*	Perot Systems Corp.	83,559	1,076
*	Parametric Technology Corp.	107,078	1,069
*	Informatica Corp.	80,491	1,067
*	VistaPrint Ltd.	38,790	1,066
*	Silicon Laboratories Inc.	40,221	1,062
*	Sohu.com Inc.	24,830	1,026
*	InterDigital, Inc.	39,634	1,023
	National Instruments Corp.	54,695	1,020
*	Digital River, Inc.	34,174	1,019
*	Tech Data Corp.	46,476	1,012
*	Cadence Design Systems, Inc.	239,888	1,008
*	CACI International, Inc.	27,502	1,004
*	TIBCO Software Inc.	165,574	972
*	VMware Inc.	40,937	967
	Jabil Circuit, Inc.	164,997	917
*	Palm, Inc.	106,034	914
*	Convergys Corp.	112,543	909
*	International Rectifier Corp.	67,169	907
*	Cypress Semiconductor Corp.	132,907	900
*	CyberSource Corp.	60,369	894
*	j2 Global Communications, Inc.	40,203	880
*	Anixter International Inc.	27,579	874
*	Blackboard Inc.	27,423	870
*	Microsemi Corp.	74,425	863
	ADTRAN Inc.	51,644	837
*	Rambus Inc.	87,792	831
*	Arris Group Inc.	112,216	827
*	ManTech International Corp.	19,636	823
*	Atheros Communications, Inc.	55,567	815
*	Omniture, Inc.	60,455	797
*,^	Synaptics Inc.	29,725	795
*	Quest Software, Inc.	61,896	785
*	FormFactor Inc.	42,936	774
*	Semtech Corp.	57,867	773
	Quality Systems, Inc.	16,890	764
*	CommScope, Inc.	66,032	750
*	Concur Technologies, Inc.	38,045	730
*	Tekelec	54,725	724
*	Ariba, Inc.	81,577	712
*	Integrated Device Technology Inc.	155,238	706
*	Teradyne, Inc.	158,715	695
*	ValueClick, Inc.	79,730	679
*	Gartner, Inc. Class A	61,044	672
	MAXIMUS, Inc.	16,741	667
*	Benchmark Electronics, Inc.	59,400	665
*	Ciena Corp.	83,641	651
*	EarthLink, Inc.	98,829	649
*	Wright Express Corp.	35,588	648

*	Riverbed Technology, Inc.	49,306	645
*	Progress Software Corp.	36,921	641
*	JDS Uniphase Corp.	195,978	637
*	TiVo Inc.	89,972	633
	Fair Isaac, Inc.	44,361	624
*	VeriFone Holdings, Inc.	91,428	622
*	Genpact, Ltd.	69,830	619
*	Starent Networks Corp.	38,800	613
*	Tessera Technologies, Inc.	45,643	610
*	ACI Worldwide, Inc.	32,410	608
*	Cymer, Inc.	27,148	604
*	AsiaInfo Holdings, Inc.	35,800	603
	Take-Two Interactive Software, Inc.	70,765	591
*	DTS Inc.	24,519	590
*	Advent Software, Inc.	17,599	586
*	Comtech Telecommunications Corp.	23,363	579
*	EchoStar Corp.	38,802	575
*	Harmonic, Inc.	88,079	573
*	Net 1 UEPS Technologies, Inc.	37,337	568
*	SRA International, Inc.	38,470	566
*	MKS Instruments, Inc.	38,408	563
*	ADC Telecommunications, Inc.	127,377	559
*	Manhattan Associates, Inc.	32,185	557
*	Vishay Intertechnology, Inc.	158,285	551
*	ATMI, Inc.	34,994	540
*	ViaSat, Inc.	25,891	539
*	CSG Systems International, Inc.	37,695	538
	Plantronics, Inc.	44,590	538
*	FEI Co.	34,772	537
*	Neutral Tandem, Inc.	21,400	527
*	Cabot Microelectronics Corp.	21,506	517
*	Euronet Worldwide, Inc.	39,272	513
*	EPIQ Systems, Inc.	28,419	512
*	Infinera Corp.	68,605	508
*	Plexus Corp.	36,525	505
	Acxiom Corp.	68,160	504
*	Avocent Corp.	41,239	501
*	Mercadolibre Inc.	26,956	500
*	Cogent Inc.	41,824	498
*	Coherent, Inc.	28,775	496
*	Websense, Inc.	41,330	496
*	Commvault Systems, Inc.	44,988	494
*	Lawson Software, Inc.	115,455	491
*	SPSS, Inc.	17,231	490
*	Sycamore Networks, Inc.	182,604	488
*	Art Technology Group, Inc.	190,397	486
*	Hittite Microwave Corp.	15,482	483
*	Intermec, Inc.	46,214	481
*	Amkor Technology, Inc.	178,620	479
	Syntel, Inc.	23,226	478
*	Tyler Technologies, Inc.	32,584	477
	Black Box Corp.	20,098	475
*	JDA Software Group, Inc.	40,918	473
	Blackbaud, Inc.	40,218	467
*	Checkpoint Systems, Inc.	51,593	463

*	Electronics for Imaging, Inc.	47,099	462
*	Blue Coat Systems, Inc.	38,210	459
	Cognex Corp.	34,097	455
*	Applied Micro Circuits Corp.	93,507	454
*,^	Bankrate, Inc.	18,125	452
*	Netlogic Microsystems Inc.	15,877	436
*	Forrester Research, Inc.	20,816	428
*	Data Domain, Inc.	33,900	426
*	Wind River Systems Inc.	66,397	425
*	Verigy Ltd.	51,279	423
*	Adaptec, Inc.	175,373	421
*	Echelon Corp.	51,698	418
*	Advanced Energy Industries, Inc.	55,462	418
*	Brooks Automation, Inc.	89,710	414
*	The Knot, Inc.	49,726	408
*	Mentor Graphics Corp.	90,508	402
*	DealerTrack Holdings Inc.	29,635	388
*	Actel Corp.	37,853	383
*	Rofin-Sinar Technologies Inc.	23,662	381
*	Fairchild Semiconductor International, Inc.	101,229	378
*	DG FastChannel Inc.	19,962	375
	AVX Corp.	40,004	363
	MTS Systems Corp.	15,933	362
*	FARO Technologies, Inc.	26,687	359
*	Emulex Corp.	69,888	352
*	GSI Commerce, Inc.	26,799	351
*	ArcSight, Inc.	27,440	350
*	Brightpoint, Inc.	81,452	349
	NIC Inc.	65,071	338
*	Cirrus Logic, Inc.	88,984	335
*	Avid Technology, Inc.	35,637	326
*	BigBand Networks Inc.	49,306	323
*	Advanced Analogic Technologies, Inc.	88,501	319
*	Sonus Networks, Inc.	202,825	318
	IXYS Corp.	39,153	316
*	TeleTech Holdings, Inc.	28,827	314
*	Ciber, Inc.	112,122	306
*	OmniVision Technologies, Inc.	44,884	302
*	Rogers Corp.	15,964	301
*	ScanSource, Inc.	15,969	297
*	Epicor Software Corp.	77,258	294
*	NETGEAR, Inc.	23,864	288
*	L-1 Identity Solutions Inc.	54,726	280
*	Digi International, Inc.	36,332	279
*	Zoran Corp.	31,584	278
	Molex, Inc.	20,154	277
*	RealNetworks, Inc.	118,351	276
	Agilysys, Inc.	63,094	271
*	Littelfuse, Inc.	24,669	271
*	Anaren, Inc.	24,750	271
	Cohu, Inc.	36,880	266
*	RF Micro Devices, Inc.	198,071	263
	Park Electrochemical Corp.	15,191	262
*	Kulicke & Soffa Industries, Inc.	98,808	259
	Electro Rent Corp.	26,803	258

*	Ceva, Inc.	35,095	255
*	Monolithic Power Systems	16,200	251
*	Sigma Designs, Inc.	20,059	250
*	Comverge Inc.	35,800	249
	Pegasystems Inc.	13,340	248
*	Sapient Corp.	55,413	248
	United Online, Inc.	55,195	246
*	Electro Scientific Industries, Inc.	41,302	245
	Micrel, Inc.	34,524	243
*	Actuate Software Corp.	79,384	243
*	Diodes Inc.	22,891	243
*	Cogo Group, Inc.	36,000	240
	Imation Corp.	30,966	237
*	The Ultimate Software Group, Inc.	13,196	228
*	Standard Microsystem Corp.	12,109	225
*	Bottomline Technologies, Inc.	34,162	225
*	Multi-Fineline Electronix, Inc.	13,280	224
*	Cavium Networks, Inc.	19,000	219
*	Internet Capital Group Inc.	53,998	218
*	Novatel Wireless, Inc.	38,498	216
*	Exar Corp.	33,606	210
*	Double-Take Software Inc.	30,755	208
*	EMS Technologies, Inc.	11,581	202
	CTS Corp.	55,417	200
*	MicroStrategy Inc.	5,767	197
*	Constant Contact, Inc.	14,013	196
*	Liquidity Services, Inc.	28,012	196
*	InfoSpace, Inc.	36,987	192
*	Aruba Networks, Inc.	61,000	192
*	Interactive Intelligence Inc.	20,982	190
*	ANADIGICS, Inc.	89,954	186
*	SonicWALL, Inc.	39,618	177
	Renaissance Learning, Inc.	19,631	176
*	Extreme Networks, Inc.	115,366	175
	Bel Fuse, Inc. Class B	12,954	174
*	ActivIdentity Corp.	84,209	173
*	Integral Systems, Inc.	19,926	171
*	Computer Task Group, Inc.	49,662	171
*	TriQuint Semiconductor, Inc.	68,682	170
*	Catapult Communications Corp.	24,315	169
*	Kopin Corp.	72,763	169
*	FalconStor Software, Inc.	70,336	168
*	Unisys Corp.	315,386	167
*	Lattice Semiconductor Corp.	120,194	166
*	SYNNEX Corp.	8,392	165
*	The Hackett Group Inc.	81,030	164
*	Taleo Corp. Class A	13,800	163
*	ComScore Inc.	13,310	161
*	THQ Inc.	52,831	161
*	NVE Corp.	5,549	160
*	DSP Group Inc.	36,852	159
*	Entrust, Inc.	104,287	157
*	DivX, Inc.	31,200	157
*	Cray, Inc.	44,693	156
*	infoGROUP, Inc.	36,494	152

*	MSC Software Corp.	26,800	151
*	KVH Industries, Inc.	30,363	151
*	Loral Space and Communications Ltd.	7,036	150
*	Insight Enterprises, Inc.	48,332	148
	Heartland Payment Systems, Inc.	22,343	148
*	ModusLink Global Solutions, Inc.	57,003	148
*	Harris Stratex Networks, Inc. Class A	37,998	146
*	Telecommunication Systems, Inc.	15,928	146
	Daktronics, Inc.	22,232	146
*	Callidus Software Inc.	49,123	142
*	LoJack Corp.	30,792	139
*	Ebix, Inc.	5,600	139
*	SAVVIS, Inc.	22,147	137
*	California Micro Devices Corp.	56,097	136
*	Immersion Corp.	44,631	131
*	Acme Packet, Inc.	20,993	127
*	TNS Inc.	15,491	127
*	Mercury Computer Systems, Inc.	22,853	126
*	S1 Corp.	24,148	124
*	Radiant Systems, Inc.	27,947	123
*	STEC Inc.	16,517	122
*	Chordiant Software, Inc.	39,910	121
	Gevity HR, Inc.	30,608	121
*	Globecomm Systems, Inc.	20,784	120
*	Universal Display Corp.	12,962	119
*	hi/fn, Inc.	29,822	118
*	Hypercom Corp.	121,845	117
*	Soapstone Networks Inc.	32,671	117
*	Keynote Systems Inc.	14,708	117
*	Sanmina-SCI Corp.	381,737	116
	Methode Electronics, Inc. Class A	32,008	115
*	Internap Network Services Corp.	41,979	113
	Imergent, Inc.	25,067	113
*	DDi Corp.	36,156	111
*	Silicon Image, Inc.	45,871	110
*	Perficient, Inc.	19,948	108
*	Stratasys, Inc.	12,934	107
*	Finisar Corp.	241,621	106
*	Synchronoss Technologies, Inc.	8,670	106
*	ExlService Holdings, Inc.	12,319	106
*	Limelight Networks Inc.	31,332	105
*	Ultratech, Inc.	7,896	99
	American Software, Inc. Class A	18,264	96
*	OSI Systems Inc.	6,300	96
*	Dice Holdings Inc.	34,200	95
*	Network Equipment Technologies, Inc.	26,765	95
*	Axcelis Technologies, Inc.	248,409	94
*	Vocus, Inc.	7,091	94
*	Hutchinson Technology, Inc.	36,235	94
*	Entegris Inc.	109,195	94
*	Global Cash Access, Inc.	24,561	94
*	Rackable Systems Inc.	23,021	93
*	Supertex, Inc.	3,969	92
*	Borland Software Corp.	199,305	92
*	Vignette Corp.	13,645	91

*	Netezza Corp.	13,300	90
*	Ixia	17,492	90
*	TTM Technologies, Inc.	15,459	90
*	Move, Inc.	61,512	89
*	Edgewater Technology, Inc.	31,838	89
*	Virage Logic Corp.	26,890	87
*	Gerber Scientific, Inc.	36,466	87
*	Kenexa Corp.	15,795	85
*	Presstek, Inc.	40,414	84
*	Oplink Communications, Inc.	10,658	82
*	Bookham, Inc.	190,004	82
*	Integrated Silicon Solution, Inc.	52,648	79
*	LoopNet, Inc.	12,850	78
*	Intevac, Inc.	14,937	78
*	Openwave Systems Inc.	78,483	76
*	OPNET Technologies, Inc.	8,762	76
*	SiRF Technology Holdings, Inc.	32,944	76
*	Isilon Systems Inc.	34,077	75
	PC-Tel, Inc.	17,396	75
*	NetScout Systems, Inc.	10,296	74
*	EMCORE Corp.	97,668	73
*	Newport Corp.	16,557	73
*	RadiSys Corp.	11,734	71
*	NetSuite Inc.	6,300	71
	iGATE Corp.	20,828	67
*	VASCO Data Security International, Inc.	11,679	67
*	SeaChange International, Inc.	11,274	64
*	MoneyGram International, Inc.	53,946	64
*	Silicon Storage Technology, Inc.	38,096	63
*	Quantum Corp.	93,687	63
*	Veeco Instruments, Inc.	9,329	62
*	Concurrent Computer Corp.	17,116	62
	Cass Information Systems, Inc.	1,904	62
*	Conexant Systems, Inc.	90,185	59
*	SupportSoft, Inc.	28,656	55
*	AuthenTec, Inc.	37,097	55
*	Pericom Semiconductor Corp.	7,354	54
*	IPG Photonics Corp.	6,300	53
*	MIPS Technologies, Inc.	18,092	53
*	Switch and Data Inc.	6,009	53
*	Aware, Inc.	24,948	52
*	American Technology Corp.	69,381	51
*	Avanex Corp.	29,116	51
*	Lionbridge Technologies, Inc.	51,299	50
*	OpenTV Corp.	32,700	49
	Marchex, Inc.	14,160	49
*	LTX-Credence Corp.	173,661	49
*	iPass Inc.	48,300	48
*	Dot Hill Systems Corp.	81,746	48
*	CyberOptics Corp.	9,517	47
*	SuccessFactors Inc.	6,100	47
*	Symyx Technologies, Inc.	10,375	46
*	Terremark Worldwide, Inc.	17,066	46
*	Dynamics Research Corp.	6,159	45
*	Online Resources Corp.	10,489	44

*	Maxwell Technologies, Inc.	6,340	44
*	Safeguard Scientifics, Inc.	80,067	44
*	Lasercard Corp.	18,024	44
*	3PAR, Inc.	6,600	43
*	GSE Systems, Inc.	7,184	43
*	Smith Micro Software, Inc.	8,157	43
	Technitrol, Inc.	24,904	43
*,^	Access Intergrated Technologies Inc.	66,166	41
*	Hughes Communications Inc.	3,400	41
*	MRV Communications Inc.	130,815	41
*	Startek, Inc.	12,679	39
*	TranSwitch Corp.	130,663	39
*	SRS Labs, Inc.	7,958	39
*	Symmetricom Inc.	11,037	39
*	Measurement Specialties, Inc.	9,379	38
*	Saba Software, Inc.	22,394	38
*	China Information Security Technology, Inc.	11,907	38
*	Super Micro Computer Inc.	7,457	37
*	Mindspeed Technologies Inc.	29,313	36
*	Zygo Corp.	7,741	36
*	Trident Microsystems, Inc.	23,681	35
*	Powerwave Technologies, Inc.	55,133	33
*	SourceForge Inc.	39,329	33
*	Nu Horizons Electronics Corp.	16,256	33
*	AuthentiDate Holding Corp.	76,876	31
*	On2 Technologies, Inc.	101,265	30
*	PC Connection, Inc.	7,935	30
*	Sonic Solutions, Inc.	24,739	30
*	UTStarcom, Inc.	37,662	29
*	Ness Technologies Inc.	9,900	29
*	WebMD Health Corp. Class A	1,300	29

Vanguard Institutional Total Stock Market Index

Schedule of Investments

As of March 31, 2009

*	Web.com Group, Inc.	8,564	28
	TheStreet.com, Inc.	14,302	28
*	Rudolph Technologies, Inc.	8,740	26
*	Asyst Technologies, Inc.	92,228	26
*	Autobytel Inc.	95,503	26
*	LookSmart, Ltd.	24,938	25
*	Spectrum Control, Inc.	3,510	25
*	I.D. Systems, Inc.	6,074	25
*	PROS Holdings, Inc.	5,100	24
*	Rimage Corp.	1,773	24
*	Magma Design Automation, Inc.	31,132	23
*	MoSys, Inc.	12,209	23
*	White Electronic Designs Corp.	5,637	23
*	Endwave Corp.	11,401	22
*	PAR Technology Corp.	4,300	22
*	PLX Technology, Inc.	10,154	22
*	Ditech Networks Inc.	20,601	21
*	QuickLogic Corp.	11,838	21
*	Tollgrade Communications, Inc.	3,588	21
*	NCI, Inc.	800	21
*	Airspan Networks Inc.	107,674	20
*	Datalink Corp.	6,944	20
*	Analysts International Corp.	43,421	20
*	Lantronix, Inc.	41,675	19
*	Leadis Technology Inc.	31,952	19
*	Smart Modular Technologies Inc.	13,386	18
	Bel Fuse, Inc. Class A	1,477	18
*	TechTeam Global, Inc.	3,748	18
*	GSI Group, Inc.	18,784	18
	Keithley Instruments Inc.	5,060	17
*	Digital Angel Corp.	24,338	17
*	Phoenix Technologies Ltd.	10,207	17
*	Calamp Corp.	29,196	16
*	BSQUARE Corp.	9,140	16
*	Entropic Communications Inc.	20,335	15
*	Convera Corp.	81,202	15
*,^	Wave Systems Corp. Class A	27,132	15
*	Nanometrics Inc.	12,155	15
*	WebMediaBrands Inc.	36,066	14
*	PLATO Learning, Inc.	8,094	14
	QAD Inc.	5,641	14
*	FSI International, Inc.	43,508	14
*	Telular Corp.	7,835	14
*	SCM Microsystems, Inc.	5,161	13
*	Orbcomm, Inc.	8,800	13
*	OpNext, Inc.	7,514	13
*,^	ParkerVision, Inc.	7,288	12
*	Photronics, Inc.	12,399	12
*,^	Research Frontiers, Inc.	2,434	11
*	InFocus Corp.	17,912	11
*	RAE Systems, Inc.	22,642	11
*	Comarco, Inc.	6,117	10
*	Sumtotal Systems Inc.	6,084	10
*	Zhone Technologies	51,901	10

*	Mattson Technology, Inc.	11,305	10
*	Volterra Semiconductor Corp.	1,100	9
*	Planar Systems, Inc.	13,595	9
*	PDF Solutions, Inc.	5,752	9
*	RightNow Technologies Inc.	1,200	9
*	Rainmaker Systems, Inc.	13,990	9
	Richardson Electronics, Ltd.	2,516	9
*,^	Superconductor Technologies Inc.	7,694	8
*	Digital Ally, Inc.	4,500	7
	Selectica, Inc.	16,188	7
*	Ramtron International Corp.	6,348	6
*	ShoreTel, Inc.	1,450	6
*	X-Rite Inc.	5,944	6
*	Miva Inc.	24,139	6
*	EFJ, Inc.	7,007	5
*	Network Engines, Inc.	10,019	5
*	Zix Corp.	4,904	5
*	Techwell, Inc.	800	5
*	LivePerson, Inc.	2,095	5
*	Pixelworks, Inc.	6,860	4
*	eLoyalty Corp.	859	4
*	Merix Corp.	13,354	4
*	Airvana, Inc.	600	4
*	Westell Technologies, Inc.	12,309	3
*	Evolving Systems, Inc.	2,413	3
*	TransAct Technologies Inc.	1,134	3
*	Allen Organ Co. Escrow Shares	283	3
*	Livewire Movile, Inc.	19,521	2
*	Nextwave Wireless Inc.	12,200	2
*	Semitool, Inc.	621	2
*	LeCroy Corp.	387	1
*	Frequency Electronics, Inc.	283	1
*	Management Network Group Inc.	2,896	1
*	iGo, Inc.	1,228	1
*	Wireless Telecom Group, Inc.	1,279	—
			1,395,214
Materials (3.6%)
	Monsanto Co.	499,667	41,522
	Newmont Mining Corp. (Holding Co.)	431,345	19,307
	Praxair, Inc.	281,290	18,928
	E.I. du Pont de Nemours & Co.	822,867	18,375
	Freeport-McMoRan Copper & Gold, Inc. Class B	344,612	13,133
	Nucor Corp.	286,575	10,939
	Air Products & Chemicals, Inc.	191,348	10,763
	Rohm & Haas Co.	115,981	9,144
	Ecolab, Inc.	217,770	7,563
	Dow Chemical Co.	844,691	7,121
	Alcoa Inc.	866,951	6,363
	The Mosaic Co.	141,921	5,958
	PPG Industries, Inc.	150,049	5,537
	Weyerhaeuser Co.	192,979	5,320
	Vulcan Materials Co.	100,824	4,465
	Sigma-Aldrich Corp.	114,786	4,338
	Ball Corp.	82,385	3,575
	CF Industries Holdings, Inc.	49,541	3,524

*	Crown Holdings, Inc.	147,092	3,343
	Martin Marietta Materials, Inc.	38,066	3,019
	FMC Corp.	64,196	2,769
	Terra Industries, Inc.	93,864	2,637
	International Paper Co.	370,354	2,607
	Airgas, Inc.	66,502	2,248
	United States Steel Corp.	106,131	2,243
*	Owens-Illinois, Inc.	152,605	2,204
	Lubrizol Corp.	61,410	2,089
	Sealed Air Corp.	144,248	1,991
	International Flavors & Fragrances, Inc.	64,673	1,970
	AptarGroup Inc.	61,677	1,921
	Sonoco Products Co.	91,097	1,911
	Bemis Co., Inc.	91,013	1,909
	Cliffs Natural Resources Inc.	104,000	1,889
	MeadWestvaco Corp.	156,372	1,875
	Eastman Chemical Co.	66,492	1,782
*	Pactiv Corp.	120,470	1,758
	Celanese Corp. Series A	131,373	1,756
	Allegheny Technologies Inc.	79,378	1,741
	Valspar Corp.	86,916	1,736
	Compass Minerals International, Inc.	29,699	1,674
	Nalco Holding Co.	126,361	1,652
	Reliance Steel & Aluminum Co.	60,509	1,593
	RPM International, Inc.	118,114	1,504
	Albemarle Corp.	67,019	1,459
	Scotts Miracle-Gro Co.	42,003	1,457
	Royal Gold, Inc.	27,996	1,309
	Silgan Holdings, Inc.	24,443	1,284
	Steel Dynamics, Inc.	142,068	1,252
	Packaging Corp. of America	93,784	1,221
	Commercial Metals Co.	104,665	1,209
	Olin Corp.	70,822	1,011
	Sensient Technologies Corp.	42,337	995
	Eagle Materials, Inc.	39,708	963
	Rock-Tenn Co.	33,135	896
	Greif Inc. Class A	22,016	733
	AK Steel Holding Corp.	102,674	731
	Ashland, Inc.	64,695	668
*	Calgon Carbon Corp.	46,957	665
*	Intrepid Potash, Inc.	35,309	651
	Schnitzer Steel Industries, Inc. Class A	20,379	640
	Cytec Industries, Inc.	42,192	634
	Cabot Corp.	59,700	627
	Titanium Metals Corp.	107,437	588
	H.B. Fuller Co.	44,412	577
	Minerals Technologies, Inc.	17,435	559
	Carpenter Technology Corp.	39,109	552
	Texas Industries, Inc.	21,953	549
	Balchem Corp.	21,777	547
	Worthington Industries, Inc.	62,800	547
*	OM Group, Inc.	28,048	542
	NewMarket Corp.	12,000	532
	Temple-Inland Inc.	98,495	529
*	W.R. Grace & Co.	75,732	479

	AMCOL International Corp.	32,031	475
	Huntsman Corp.	151,193	473
	Arch Chemicals, Inc.	22,656	430
*	Coeur d'Alene Mines Corp.	446,893	420
	American Vanguard Corp.	31,935	412
*	Domtar Corp.	432,817	411
	Deltic Timber Corp.	8,800	347
*	Brush Engineered Materials Inc.	24,533	340
*	RTI International Metals, Inc.	27,849	326
	Schweitzer-Mauduit International, Inc.	15,876	293
	Glatfelter	43,143	269
*	Rockwood Holdings, Inc.	33,289	264
*	Hecla Mining Co.	130,077	260
*	Allied Nevada Gold Corp.	42,450	248
	Louisiana-Pacific Corp.	109,946	245
	Kaiser Aluminum Corp.	10,537	244
	Koppers Holdings, Inc.	14,400	209
	NL Industries, Inc.	20,626	206
	A.M. Castle & Co.	22,366	199
	Zep, Inc.	18,121	185
	Myers Industries, Inc.	29,257	180
	A. Schulman Inc.	12,164	165
*	U.S. Concrete, Inc.	79,696	159
*,^	Zoltek Cos., Inc.	23,175	158
	Innophos Holdings Inc.	13,800	156
*	Haynes International, Inc.	8,343	149
	Stepan Co.	5,080	139
*	Solutia Inc.	71,751	134
	Olympic Steel, Inc.	8,280	126
*,^	Altair Nanotechnology Inc.	115,825	123
*	Landec Corp.	21,539	120
	Wausau Paper Corp.	22,140	116
*	Buckeye Technology, Inc.	54,398	116
	Westlake Chemical Corp.	7,619	111
*	U.S. Energy Corp.	58,138	110
	Hawkins, Inc.	6,649	103
	Ferro Corp.	70,961	101
*	U.S. Gold Corp.	47,800	97
*	Century Aluminum Co.	45,855	97
*	Stillwater Mining Co.	25,505	94
*	Headwaters Inc.	29,854	94
*	PolyOne Corp.	38,843	90
*	GenTek, Inc.	4,845	85
*	LSB Industries, Inc.	7,400	73
*	General Moly, Inc.	68,245	72
*	Omnova Solutions Inc.	41,509	72
*	Graphic Packaging Holding Co.	82,745	72
	Innospec, Inc.	19,088	72
*	Clearwater Paper Corp.	8,760	70
	Quaker Chemical Corp.	8,828	70
*	Horsehead Holding Corp.	12,700	70
	Neenah Paper Inc.	18,301	66
*	AbitibiBowater, Inc.	111,121	61
	Spartech Corp.	23,395	58
*	Nonophase Technologies Corp.	45,851	41

*	AEP Industries, Inc.	2,619	40
*	Flotek Industries, Inc.	24,106	38
	Penford Corp.	10,007	36
	Great Northern Iron Ore Properties	400	31
*	Universal Stainless & Alloy Products, Inc.	3,011	29
*	Mercer International Inc.	31,581	21
*	American Pacific Corp.	4,000	21
	Georgia Gulf Corp.	26,489	19
*	ADA-ES Inc.	3,100	8
*	ICO, Inc.	2,400	5
*	Caraustar Industries, Inc.	29,959	4
*	China Direct Inc.	2,234	3
	Verso Paper Corp.	2,500	2
			282,235
Other (0.1%)
[2]	Miscellaneous Securities		4,506
Telecommunication Services (3.6%)
	AT&T Inc.	5,373,225	135,405
	Verizon Communications Inc.	2,589,972	78,217
*	American Tower Corp. Class A	362,082	11,018
*	Sprint Nextel Corp.	2,539,528	9,066
*	Crown Castle International Corp.	250,636	5,115
	Embarq Corp.	129,978	4,920
	Qwest Communications International Inc.	1,400,493	4,790
*	MetroPCS Communications Inc.	191,600	3,273
	Windstream Corp.	400,880	3,231
	CenturyTel, Inc.	86,876	2,443
	Telephone & Data Systems, Inc.	86,468	2,292
*	NII Holdings Inc.	151,622	2,274
*	SBA Communications Corp.	95,885	2,234
	Frontier Communications Corp.	284,478	2,043
*	Leap Wireless International, Inc.	50,931	1,776
*	Level 3 Communications, Inc.	1,475,693	1,358
*	tw telecom inc.	128,720	1,126
*	Syniverse Holdings Inc.	59,500	938
*	Centennial Communications Corp. Class A	74,625	616
*	U.S. Cellular Corp.	17,417	581
	NTELOS Holdings Corp.	29,864	542
*	Cincinnati Bell Inc.	218,217	502
*	Premiere Global Services, Inc.	55,606	490
	Shenandoah Telecommunications Co.	20,075	458
	Alaska Communications Systems Holdings, Inc.	54,957	368
*	Cbeyond Inc.	17,185	324
*	General Communication, Inc.	44,283	296
	Atlantic Tele-Network, Inc.	14,100	270
*	Cogent Communications Group, Inc.	37,241	268
	Consolidated Communications Holdings, Inc.	20,136	207
	Iowa Telecommunications Services Inc.	16,936	194
	USA Mobility, Inc.	20,210	186
	Telephone & Data Systems, Inc. - Special Common Shares	7,633	180
*	iPCS, Inc.	13,308	129
	Hickory Tech Corp.	22,563	121
	D&E Communications, Inc.	21,441	115
*	Global Crossing Ltd.	15,376	108
*	PAETEC Holding Corp.	53,343	77

	SureWest Communications	9,822	77
	FairPoint Communications, Inc.	91,421	71
	Arbinet Holdings, Inc.	42,059	67
*	Vonage Holdings Corp.	121,632	49
*	Fibertower Corp.	126,595	25
*	8X8 Inc.	42,143	24
*	TerreStar Corp.	41,208	23
*	ICO Global Communications (Holdings) Ltd.	60,605	21
*	iBasis, Inc.	31,232	21
*	IDT Corp. Class B	9,967	12
*	IDT Corp.	552	1
			277,942
Utilities (4.3%)
	Exelon Corp.	599,906	27,230
	Southern Co.	706,274	21,626
	FPL Group, Inc.	354,235	17,970
	Duke Energy Corp.	1,153,873	16,523
	Dominion Resources, Inc.	530,217	16,431
	Public Service Enterprise Group, Inc.	461,771	13,608
	PG&E Corp.	329,432	12,591
	Entergy Corp.	172,734	11,761
	FirstEnergy Corp.	278,273	10,741
	Consolidated Edison Inc.	250,000	9,903
	PPL Corp.	342,065	9,821
	Sempra Energy	211,405	9,775
	American Electric Power Co., Inc.	368,496	9,308
	Progress Energy, Inc.	251,787	9,130
	Edison International	282,890	8,150
	Xcel Energy, Inc.	410,440	7,647
	Questar Corp.	158,641	4,669
	Ameren Corp.	193,449	4,486
	Wisconsin Energy Corp.	106,928	4,402
	DTE Energy Co.	149,400	4,138
	Allegheny Energy, Inc.	154,996	3,591
*	NRG Energy, Inc.	203,040	3,574
	EQT Corp.	113,892	3,568
*	AES Corp.	607,020	3,527
	Northeast Utilities	157,356	3,397
	Constellation Energy Group, Inc.	163,478	3,377
	SCANA Corp.	101,835	3,146
	CenterPoint Energy Inc.	298,317	3,111
	NSTAR	97,481	3,108
	MDU Resources Group, Inc.	159,453	2,574
	Alliant Energy Corp.	100,906	2,491
	Aqua America, Inc.	123,510	2,470
	Pepco Holdings, Inc.	197,609	2,466
	NiSource, Inc.	250,640	2,456
	Pinnacle West Capital Corp.	92,419	2,455
	CMS Energy Corp.	206,714	2,448
	DPL Inc.	105,929	2,388
	UGI Corp. Holding Co.	98,588	2,328
	TECO Energy, Inc.	194,445	2,168
	ONEOK, Inc.	90,737	2,053
	OGE Energy Corp.	84,800	2,020
	NV Energy Inc.	213,952	2,009

	National Fuel Gas Co.	65,056	1,995
	ITC Holdings Corp.	45,417	1,981
	Atmos Energy Corp.	83,263	1,925
	AGL Resources Inc.	70,116	1,860
	Integrys Energy Group, Inc.	70,010	1,823
	Energen Corp.	62,132	1,810
	Westar Energy, Inc.	98,867	1,733
	Piedmont Natural Gas, Inc.	66,890	1,732
*	Mirant Corp.	143,645	1,638
	WGL Holdings Inc.	45,965	1,508
	Vectren Corp.	70,578	1,488
	Great Plains Energy, Inc.	109,137	1,470
	Nicor Inc.	41,664	1,385
	New Jersey Resources Corp.	38,620	1,312
	Cleco Corp.	55,251	1,198
	Portland General Electric Co.	67,496	1,187
	Hawaiian Electric Industries Inc.	82,767	1,137
	American Water Works Co., Inc.	58,712	1,130
	Northwest Natural Gas Co.	24,319	1,056
*	Reliant Energy, Inc.	322,462	1,029
	IDACORP, Inc.	41,977	981
	South Jersey Industries, Inc.	27,122	949
	UniSource Energy Corp.	32,371	913
	Southwest Gas Corp.	40,161	846
	The Laclede Group, Inc.	19,752	770
	California Water Service Group	18,053	756
	NorthWestern Corp.	32,825	705
	Avista Corp.	50,008	689
	CH Energy Group, Inc.	14,646	687
	ALLETE, Inc.	25,314	676
	PNM Resources Inc.	79,357	655
*	Dynegy, Inc.	463,606	654
	MGE Energy, Inc.	20,699	649
	Black Hills Corp.	35,427	634
*	El Paso Electric Co.	41,759	588
	American States Water Co.	16,127	586
	Ormat Technologies Inc.	18,867	518
	UIL Holdings Corp.	22,077	493
	Empire District Electric Co.	32,193	465
	SJW Corp.	16,003	407
	Connecticut Water Services, Inc.	14,493	294
	Central Vermont Public Service Corp.	14,625	253
	Chesapeake Utilities Corp.	8,046	245
	Southwest Water Co.	48,263	208
	Consolidated Water Co., Ltd.	11,813	128
	Maine & Maritimes Corp.	3,424	120
	Middlesex Water Co.	6,752	97
*	Cadiz Inc.	9,506	76
	The York Water Co.	1,850	23
	Unitil Corp.	1,088	22
*	Synthesis Energy Systems, Inc.	15,100	10
			336,129
Total Common Stocks (Cost $11,200,618)			7,710,107

	Coupon			Shares	Market Value ($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund	0.440%		93,919,238	93,919
	Coupon		Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
[5,6]	Federal Home Loan Mortgage Corp.	1.307%	4/14/09	6,000	6,000
[5,6]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	3,000	3,000
[5,6]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	3,000	2,996

[5,6]	Federal National Mortgage Assn.	0.531%	7/31/09	2,000	1,999

	13,995
Total Temporary Cash Investments (Cost $107,903)	107,914
Total Investments (100.3%) (Cost $11,308,521)	7,818,021
Other Assets and Liabilities-Net (-0.3%)[4]	(22,891)
Net Assets (100%)	7,795,130

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $33,038,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $35,985,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $13,995,000 have been segregated as initial margin for open futures contracts.
	REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $11,308,521,000. Net unrealized depreciation of investment securities for tax purposes was $3,490,500,000, consisting of unrealized gains of $172,288,000 on securities that had risen in value since their purchase and $3,662,788,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	184	36,561	3,919
E-mini S&P 500 Index	575	22,850	(234)
E-mini Russell 2000 Index	467	19,675	566
S&P MidCap 400 Index	2	488	38

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Total Stock Market Index

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	7,804,023	4,289
Level 2- Other significant observable inputs	13,998	-
Level 3- Significant unobservable inputs	-	-
Total	7,818,021	4,289

Vanguard Institutional Total Bond Market Index Fund

Schedule of Investments

As of March 31, 2009

Coupon		Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (73.1%)
U.S. Government Securities (27.6%)
U.S. Treasury Bond	13.250%	5/15/14	550	558
U.S. Treasury Bond	10.625%	8/15/15	260	391
U.S. Treasury Bond	9.875%	11/15/15	11,025	16,148
U.S. Treasury Bond	9.250%	2/15/16	135	194
U.S. Treasury Bond	7.500%	11/15/16	2,450	3,290
U.S. Treasury Bond	8.750%	5/15/17	17,325	24,997
U.S. Treasury Bond	8.875%	8/15/17	53,830	78,567
U.S. Treasury Bond	9.125%	5/15/18	1,075	1,628
U.S. Treasury Bond	9.000%	11/15/18	25	38
U.S. Treasury Bond	8.875%	2/15/19	7,550	11,390
U.S. Treasury Bond	8.125%	8/15/19	55	80
U.S. Treasury Bond	8.750%	5/15/20	1,665	2,536
U.S. Treasury Bond	8.750%	8/15/20	21,500	32,808
U.S. Treasury Bond	7.875%	2/15/21	15,155	21,982
U.S. Treasury Bond	8.125%	5/15/21	85	126
U.S. Treasury Bond	8.125%	8/15/21	9,175	13,641
U.S. Treasury Bond	8.000%	11/15/21	1,030	1,524
U.S. Treasury Bond	7.250%	8/15/22	5,645	7,976
U.S. Treasury Bond	7.625%	11/15/22	170	248
U.S. Treasury Bond	7.125%	2/15/23	2,550	3,587
U.S. Treasury Bond	6.250%	8/15/23	28,045	36,901
U.S. Treasury Bond	6.875%	8/15/25	25	36
U.S. Treasury Bond	6.000%	2/15/26	6,875	9,059
U.S. Treasury Bond	6.750%	8/15/26	1,080	1,537
U.S. Treasury Bond	6.500%	11/15/26	25	35
U.S. Treasury Bond	6.625%	2/15/27	12,105	17,051
U.S. Treasury Bond	6.375%	8/15/27	3,300	4,547
U.S. Treasury Bond	5.500%	8/15/28	14,900	18,816
U.S. Treasury Bond	5.250%	11/15/28	2,000	2,461
U.S. Treasury Bond	5.250%	2/15/29	475	585
U.S. Treasury Bond	6.125%	8/15/29	7,785	10,606
U.S. Treasury Bond	6.250%	5/15/30	3,580	4,971
U.S. Treasury Bond	5.375%	2/15/31	260	328
U.S. Treasury Bond	4.500%	2/15/36	6,875	7,929
U.S. Treasury Bond	4.750%	2/15/37	4,975	5,967
U.S. Treasury Bond	5.000%	5/15/37	480	598
U.S. Treasury Bond	4.375%	2/15/38	32,900	37,403
U.S. Treasury Bond	4.500%	5/15/38	4,825	5,641
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	5,350	6,774
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	9,400	10,260
U.S. Treasury Note	3.500%	2/15/10	2,475	2,538
U.S. Treasury Note	4.750%	2/15/10	18,275	18,935
U.S. Treasury Note	2.000%	2/28/10	275	279
U.S. Treasury Note	1.750%	3/31/10	16,925	17,113
U.S. Treasury Note	2.625%	5/31/10	400	409
U.S. Treasury Note	2.875%	6/30/10	70,725	72,681
U.S. Treasury Note	4.125%	8/15/10	3,165	3,319
U.S. Treasury Note	5.750%	8/15/10	2,825	3,025

U.S. Treasury Note	2.375%	8/31/10	5,350	5,480
U.S. Treasury Note	2.000%	9/30/10	875	892
U.S. Treasury Note	1.500%	10/31/10	42,475	42,973
U.S. Treasury Note	1.250%	11/30/10	32,000	32,260
U.S. Treasury Note	4.375%	12/15/10	220	234
U.S. Treasury Note	0.875%	12/31/10	39,295	39,363
U.S. Treasury Note	0.875%	1/31/11	11,225	11,250
U.S. Treasury Note	5.000%	2/15/11	2,225	2,403
U.S. Treasury Note	0.875%	2/28/11	74,855	74,996
U.S. Treasury Note	0.875%	3/31/11	58,950	58,968
U.S. Treasury Note	4.750%	3/31/11	125	135
U.S. Treasury Note	4.875%	7/31/11	2,025	2,213
U.S. Treasury Note	4.500%	9/30/11	4,690	5,098
U.S. Treasury Note	1.750%	11/15/11	25,540	26,043
U.S. Treasury Note	4.500%	11/30/11	6,000	6,554
U.S. Treasury Note	1.125%	12/15/11	50	50
U.S. Treasury Note	4.625%	12/31/11	2,875	3,156
U.S. Treasury Note	1.125%	1/15/12	5,270	5,275
U.S. Treasury Note	4.750%	1/31/12	4,050	4,471
U.S. Treasury Note	1.375%	2/15/12	1,150	1,160
U.S. Treasury Note	4.875%	2/15/12	22,675	25,106
U.S. Treasury Note	1.375%	3/15/12	55,950	56,343
U.S. Treasury Note	4.500%	3/31/12	49,150	54,057
U.S. Treasury Note	4.500%	4/30/12	4,300	4,723
U.S. Treasury Note	4.750%	5/31/12	39,350	43,666
U.S. Treasury Note	4.875%	6/30/12	375	419
U.S. Treasury Note	4.625%	7/31/12	650	721
U.S. Treasury Note	4.375%	8/15/12	40	44
U.S. Treasury Note	4.125%	8/31/12	335	367
U.S. Treasury Note	4.250%	9/30/12	1,000	1,101
U.S. Treasury Note	3.875%	10/31/12	19,575	21,331
U.S. Treasury Note	3.375%	11/30/12	1,875	2,012
U.S. Treasury Note	3.500%	5/31/13	250	271
U.S. Treasury Note	3.375%	6/30/13	2,400	2,595
U.S. Treasury Note	3.375%	7/31/13	2,075	2,246
U.S. Treasury Note	3.125%	8/31/13	32,200	34,484
U.S. Treasury Note	2.750%	10/31/13	74,970	79,070
U.S. Treasury Note	2.000%	11/30/13	575	587
U.S. Treasury Note	1.500%	12/31/13	250	250
U.S. Treasury Note	1.750%	1/31/14	11,550	11,631
U.S. Treasury Note	4.000%	2/15/14	11,500	12,799
U.S. Treasury Note	1.875%	2/28/14	87,775	88,762
U.S. Treasury Note	1.750%	3/31/14	37,675	37,810
U.S. Treasury Note	4.250%	8/15/14	125	142
U.S. Treasury Note	4.000%	2/15/15	665	744
U.S. Treasury Note	4.125%	5/15/15	18,900	21,351
U.S. Treasury Note	5.125%	5/15/16	9,400	11,214
U.S. Treasury Note	4.875%	8/15/16	13,900	16,356
U.S. Treasury Note	4.625%	2/15/17	175	203
U.S. Treasury Note	4.500%	5/15/17	250	288
U.S. Treasury Note	4.750%	8/15/17	16,775	19,627
U.S. Treasury Note	4.250%	11/15/17	52,525	59,608
U.S. Treasury Note	4.000%	8/15/18	15,695	17,448
U.S. Treasury Note	3.750%	11/15/18	11,475	12,515

	U.S. Treasury Note	2.750%	2/15/19	12,130	12,202
					1,496,580
Agency Bonds and Notes (7.4%)
	Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	575	609
[1]	Federal Farm Credit Bank	5.250%	9/13/10	600	635
[1]	Federal Farm Credit Bank	3.750%	12/6/10	525	547
[1]	Federal Farm Credit Bank	2.625%	4/21/11	1,400	1,434
[1]	Federal Farm Credit Bank	5.375%	7/18/11	1,850	2,006
[1]	Federal Farm Credit Bank	3.875%	8/25/11	1,350	1,423
[1]	Federal Farm Credit Bank	2.000%	1/17/12	2,175	2,178
[1]	Federal Farm Credit Bank	2.250%	4/24/12	625	629
[1]	Federal Farm Credit Bank	4.500%	10/17/12	2,175	2,354
[1]	Federal Farm Credit Bank	3.875%	10/7/13	950	1,000
[1]	Federal Farm Credit Bank	4.875%	12/16/15	575	623
[1]	Federal Farm Credit Bank	5.125%	8/25/16	1,625	1,791
[1]	Federal Farm Credit Bank	4.875%	1/17/17	850	925
[1]	Federal Home Loan Bank	4.875%	5/14/10	10,725	11,199
[1]	Federal Home Loan Bank	7.625%	5/14/10	4,450	4,776
[1]	Federal Home Loan Bank	2.750%	6/18/10	1,350	1,379
[1]	Federal Home Loan Bank	3.500%	7/16/10	2,650	2,736
[1]	Federal Home Loan Bank	3.375%	8/13/10	4,375	4,514
[1]	Federal Home Loan Bank	3.375%	10/20/10	2,600	2,687
[1]	Federal Home Loan Bank	4.750%	12/10/10	550	581
[1]	Federal Home Loan Bank	3.625%	12/17/10	1,125	1,170
[1]	Federal Home Loan Bank	2.625%	3/11/11	7,250	7,398
[1]	Federal Home Loan Bank	1.625%	3/16/11	1,725	1,731
[1]	Federal Home Loan Bank	3.125%	6/10/11	1,975	2,042
[1]	Federal Home Loan Bank	5.375%	8/19/11	16,400	17,852
[1]	Federal Home Loan Bank	3.750%	9/9/11	500	523
[1]	Federal Home Loan Bank	3.625%	9/16/11	1,000	1,046
[1]	Federal Home Loan Bank	4.625%	10/10/12	1,950	2,127
[1]	Federal Home Loan Bank	3.375%	2/27/13	550	577
[1]	Federal Home Loan Bank	3.625%	5/29/13	150	158
[1]	Federal Home Loan Bank	5.375%	6/14/13	725	808
[1]	Federal Home Loan Bank	5.125%	8/14/13	2,700	3,000
[1]	Federal Home Loan Bank	4.000%	9/6/13	1,500	1,601
[1]	Federal Home Loan Bank	5.250%	9/13/13	3,425	3,800
[1]	Federal Home Loan Bank	4.500%	9/16/13	2,500	2,719
[1]	Federal Home Loan Bank	3.625%	10/18/13	2,100	2,193
[1]	Federal Home Loan Bank	4.875%	11/27/13	1,525	1,661
[1]	Federal Home Loan Bank	5.500%	8/13/14	4,825	5,497
[1]	Federal Home Loan Bank	5.375%	5/18/16	9,850	11,130
[1]	Federal Home Loan Bank	5.625%	6/13/16	250	253
[1]	Federal Home Loan Bank	5.125%	10/19/16	500	551
[1]	Federal Home Loan Bank	4.750%	12/16/16	2,050	2,229
[1]	Federal Home Loan Bank	4.875%	5/17/17	475	518
[1]	Federal Home Loan Bank	5.000%	11/17/17	550	598
[1]	Federal Home Loan Bank	5.250%	12/11/20	1,950	2,080
[1]	Federal Home Loan Bank	5.625%	6/11/21	125	138
[1]	Federal Home Loan Bank	5.500%	7/15/36	2,175	2,483
[1]	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	2,175	2,219
[1]	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	1,075	1,100
[1]	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	16,864	17,541
[1]	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	1,075	1,107
[1]	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	1,941	2,104
[1]	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	850	899

[1]	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	1,675	1,726
[1]	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	2,425	2,577
[1]	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	1,800	1,865
[1]	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	2,325	2,334
[1]	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	8,220	9,028
[1]	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	260	274
[1]	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	9,450	10,239
[1]	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	9,450	10,495
[1]	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	2,950	2,974
[1]	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	3,650	4,085
[1]	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	2,525	2,761
[1]	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,775	1,913
[1]	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	700	765
[1]	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	6,450	6,851
[1]	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	700	764
[1]	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	7,525	8,354
[1]	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	7,750	8,690
[1]	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	4,475	4,910
[1]	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	1,000	1,121
[1]	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	925	1,046
[1]	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	525	602
[1]	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	1,425	1,600
[1]	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	7,250	8,060
[1]	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	3,650	4,047
[1]	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	3,650	4,179
[1]	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,250	2,495
[1]	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	2,309	2,216
[1]	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,400	1,420
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	725	948
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	3,639	4,857
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	127	163
[1]	Federal National Mortgage Assn.	4.125%	5/15/10	725	751
[1]	Federal National Mortgage Assn.	3.000%	7/12/10	2,725	2,795
[1]	Federal National Mortgage Assn.	4.250%	8/15/10	5,825	6,080
[1]	Federal National Mortgage Assn.	2.875%	10/12/10	1,575	1,617
[1]	Federal National Mortgage Assn.	6.625%	11/15/10	650	707
[1]	Federal National Mortgage Assn.	4.750%	12/15/10	775	822
[1]	Federal National Mortgage Assn.	6.250%	2/1/11	335	353
[1]	Federal National Mortgage Assn.	1.750%	3/23/11	2,800	2,817
[1]	Federal National Mortgage Assn.	2.750%	4/11/11	15,975	16,416
[1]	Federal National Mortgage Assn.	5.125%	4/15/11	2,325	2,499
[1]	Federal National Mortgage Assn.	6.000%	5/15/11	3,650	4,000
[1]	Federal National Mortgage Assn.	5.000%	10/15/11	1,350	1,464
[1]	Federal National Mortgage Assn.	2.000%	1/9/12	5,800	5,850
[1]	Federal National Mortgage Assn.	4.875%	5/18/12	3,020	3,301
[1]	Federal National Mortgage Assn.	5.250%	8/1/12	540	566
[1]	Federal National Mortgage Assn.	4.375%	9/15/12	775	840
[1]	Federal National Mortgage Assn.	3.625%	2/12/13	1,800	1,909
[1]	Federal National Mortgage Assn.	4.750%	2/21/13	750	821
[1]	Federal National Mortgage Assn.	4.375%	3/15/13	1,050	1,141
[1]	Federal National Mortgage Assn.	4.625%	5/1/13	3,250	3,310
[1]	Federal National Mortgage Assn.	3.875%	7/12/13	7,800	8,319
[1]	Federal National Mortgage Assn.	4.625%	10/15/13	7,750	8,517
[1]	Federal National Mortgage Assn.	2.875%	12/11/13	5,300	5,417
[1]	Federal National Mortgage Assn.	5.125%	1/2/14	400	412

[1]	Federal National Mortgage Assn.	2.750%	2/5/14	1,875	1,902
[1]	Federal National Mortgage Assn.	2.750%	3/13/14	2,325	2,349
[1]	Federal National Mortgage Assn.	5.000%	4/15/15	1,450	1,624
[1]	Federal National Mortgage Assn.	5.250%	9/15/16	4,900	5,547
[1]	Federal National Mortgage Assn.	4.875%	12/15/16	3,425	3,793
[1]	Federal National Mortgage Assn.	5.000%	2/13/17	10,675	11,858
[1]	Federal National Mortgage Assn.	5.375%	6/12/17	3,650	4,145
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	1,525	2,096
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	6,325	8,826
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	575	648
[1]	Financing Corp.	9.800%	4/6/18	700	1,033
[1]	Financing Corp.	9.650%	11/2/18	875	1,302
	Private Export Funding Corp.	4.375%	3/15/19	625	642
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	325	363
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	250	279
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	1,650	1,857
[1]	Tennessee Valley Auth.	5.625%	1/18/11	2,900	3,121
[1]	Tennessee Valley Auth.	5.500%	7/18/17	2,700	3,042
[1]	Tennessee Valley Auth.	4.500%	4/1/18	550	589
[1]	Tennessee Valley Auth.	6.750%	11/1/25	175	225
[1]	Tennessee Valley Auth.	7.125%	5/1/30	2,450	3,160
[1]	Tennessee Valley Auth.	4.650%	6/15/35	625	608
[1]	Tennessee Valley Auth.	5.500%	6/15/38	275	300
[1]	Tennessee Valley Auth.	4.875%	1/15/48	225	223
[1]	Tennessee Valley Auth.	5.375%	4/1/56	1,150	1,227
					399,721
Conventional Mortgage-Backed Securities (35.5%)
[1,2]	Federal Home Loan Mortgage Corp.	4.000%	4/1/09–4/1/39	14,760	15,033
[1,2]	Federal Home Loan Mortgage Corp.	4.500%	9/1/09–4/1/37	64,081	65,990
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	7/1/09–9/1/38	175,111	181,143
[1,2]	Federal Home Loan Mortgage Corp.	5.500%	6/1/09–11/1/38	224,644	233,491
[1,2]	Federal Home Loan Mortgage Corp.	6.000%	4/1/13–4/1/39	142,808	149,541
[1,2]	Federal Home Loan Mortgage Corp.	6.500%	1/1/13–9/1/38	39,454	41,715
[1,2]	Federal Home Loan Mortgage Corp.	7.000%	2/1/11–9/1/36	9,501	10,115
[1,2]	Federal Home Loan Mortgage Corp.	7.500%	10/1/12–2/1/32	396	421
[1,2]	Federal Home Loan Mortgage Corp.	8.000%	6/1/12–11/1/31	218	233
[1,2]	Federal Home Loan Mortgage Corp.	8.500%	6/1/25–5/1/30	143	154
[1,2]	Federal Home Loan Mortgage Corp.	9.000%	2/1/25–9/1/30	8	9
[1,2]	Federal National Mortgage Assn.	4.000%	9/1/10–4/1/39	15,949	16,252
[1,2]	Federal National Mortgage Assn.	4.500%	6/1/10–4/1/39	72,531	74,821
[1,2]	Federal National Mortgage Assn.	5.000%	9/1/09–2/1/37	234,062	242,429
[1,2]	Federal National Mortgage Assn.	5.500%	5/1/09–4/1/39	297,098	309,294
[1,2]	Federal National Mortgage Assn.	6.000%	11/1/13–4/1/39	220,539	230,740
[1,2]	Federal National Mortgage Assn.	6.500%	1/1/12–5/1/38	67,346	71,074
[1,2]	Federal National Mortgage Assn.	7.000%	7/1/14–11/1/38	20,890	22,235
[1,2]	Federal National Mortgage Assn.	7.500%	11/1/11–4/1/32	926	991
[1,2]	Federal National Mortgage Assn.	8.000%	12/1/29–6/1/31	127	137
[1,2]	Federal National Mortgage Assn.	8.500%	4/1/30–4/1/31	49	54
[1,2]	Federal National Mortgage Assn.	9.000%	8/1/30	2	3
[1,2]	Federal National Mortgage Assn.	9.500%	11/1/25	5	6
[2]	Government National Mortgage Assn.	4.000%	9/15/18	81	84

[2]	Government National Mortgage Assn.	4.500%	8/15/18–4/1/39	6,829	7,014
[2]	Government National Mortgage Assn.	5.000%	2/15/18–4/1/39	43,288	44,900
[2]	Government National Mortgage Assn.	5.500%	2/15/17–1/15/39	92,451	96,274
[2]	Government National Mortgage Assn.	6.000%	9/15/13–1/20/39	74,892	78,222
[2]	Government National Mortgage Assn.	6.500%	5/15/13–10/15/38	29,064	30,492
[2]	Government National Mortgage Assn.	7.000%	10/15/10–9/15/36	3,468	3,681
[2]	Government National Mortgage Assn.	7.500%	5/15/23–10/15/31	352	376
[2]	Government National Mortgage Assn.	8.000%	7/15/25–11/15/30	321	343
[2]	Government National Mortgage Assn.	8.500%	12/15/24–7/15/30	18	19
[2]	Government National Mortgage Assn.	9.000%	5/15/25–8/15/30	11	12
[2]	Government National Mortgage Assn.	9.500%	11/15/17	9	9
					1,927,307
Nonconventional Mortgage-Backed Securities (2.6%)
[1,2]	Federal Home Loan Mortgage Corp.	4.381%	1/1/35	94	96
[1,2]	Federal Home Loan Mortgage Corp.	4.385%	12/1/34	762	767
[1,2]	Federal Home Loan Mortgage Corp.	4.587%	9/1/34	397	399
[1,2]	Federal Home Loan Mortgage Corp.	4.596%	11/1/34	1,424	1,452
[1,2]	Federal Home Loan Mortgage Corp.	4.596%	4/1/35	1,674	1,724
[1,2]	Federal Home Loan Mortgage Corp.	4.638%	12/1/35	1,685	1,728
[1,2]	Federal Home Loan Mortgage Corp.	4.650%	7/1/35	653	667
[1,2]	Federal Home Loan Mortgage Corp.	4.684%	12/1/34	743	757
[1,2]	Federal Home Loan Mortgage Corp.	4.797%	7/1/35	2,530	2,590
[1,2]	Federal Home Loan Mortgage Corp.	4.804%	3/1/36	867	884
[1,2]	Federal Home Loan Mortgage Corp.	5.001%	5/1/35	815	837
[1,2]	Federal Home Loan Mortgage Corp.	5.248%	3/1/37	787	806
[1,2]	Federal Home Loan Mortgage Corp.	5.265%	3/1/36	1,720	1,771
[1,2]	Federal Home Loan Mortgage Corp.	5.311%	12/1/36	481	489
[1,2]	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	1,689	1,745
[1,2]	Federal Home Loan Mortgage Corp.	5.423%	4/1/37	2,127	2,200
[1,2]	Federal Home Loan Mortgage Corp.	5.427%	3/1/37	972	1,006
[1,2]	Federal Home Loan Mortgage Corp.	5.488%	2/1/36	745	765
[1,2]	Federal Home Loan Mortgage Corp.	5.552%	6/1/37	1,976	2,024
[1,2]	Federal Home Loan Mortgage Corp.	5.571%	5/1/36	2,150	2,213
[1,2]	Federal Home Loan Mortgage Corp.	5.583%	1/1/37	892	919
[1,2]	Federal Home Loan Mortgage Corp.	5.596%	4/1/37	1,560	1,613
[1,2]	Federal Home Loan Mortgage Corp.	5.674%	12/1/36	1,737	1,800
[1,2]	Federal Home Loan Mortgage Corp.	5.705%	9/1/36	3,488	3,614
[1,2]	Federal Home Loan Mortgage Corp.	5.715%	11/1/36	738	764
[1,2]	Federal Home Loan Mortgage Corp.	5.768%	5/1/36	878	910
[1,2]	Federal Home Loan Mortgage Corp.	5.785%	3/1/37	697	722
[1,2]	Federal Home Loan Mortgage Corp.	5.817%	6/1/37	1,179	1,224
[1,2]	Federal Home Loan Mortgage Corp.	5.827%	4/1/37	3,399	3,519
[1,2]	Federal Home Loan Mortgage Corp.	5.855%	3/1/37	475	491
[1,2]	Federal Home Loan Mortgage Corp.	5.881%	12/1/36	1,371	1,422
[1,2]	Federal Home Loan Mortgage Corp.	5.887%	5/1/37	2,520	2,613
[1,2]	Federal Home Loan Mortgage Corp.	5.974%	10/1/37	708	736

[1,2]	Federal Home Loan Mortgage Corp.	6.070%	8/1/37	922	959
[1,2]	Federal Home Loan Mortgage Corp.	6.115%	8/1/37	573	597
[1,2]	Federal Home Loan Mortgage Corp.	6.503%	2/1/37	2,100	2,190
[1,2]	Federal National Mortgage Assn.	4.008%	7/1/35	3,345	3,387
[1,2]	Federal National Mortgage Assn.	4.135%	5/1/34	1,318	1,341
[1,2]	Federal National Mortgage Assn.	4.415%	8/1/35	2,693	2,749
[1,2]	Federal National Mortgage Assn.	4.425%	7/1/35	400	408
[1,2]	Federal National Mortgage Assn.	4.573%	1/1/35	763	766
[1,2]	Federal National Mortgage Assn.	4.574%	11/1/34	3,055	3,120
[1,2]	Federal National Mortgage Assn.	4.577%	12/1/34	1,044	1,049
[1,2]	Federal National Mortgage Assn.	4.614%	10/1/36	2,389	2,443
[1,2]	Federal National Mortgage Assn.	4.622%	8/1/35	1,171	1,199
[1,2]	Federal National Mortgage Assn.	4.633%	9/1/34	629	642
[1,2]	Federal National Mortgage Assn.	4.642%	11/1/33	417	426
[1,2]	Federal National Mortgage Assn.	4.671%	10/1/34	1,368	1,374
[1,2]	Federal National Mortgage Assn.	4.689%	11/1/34	514	517
[1,2]	Federal National Mortgage Assn.	4.725%	8/1/35	677	688
[1,2]	Federal National Mortgage Assn.	4.741%	9/1/34	540	548
[1,2]	Federal National Mortgage Assn.	4.745%	10/1/34	1,770	1,786
[1,2]	Federal National Mortgage Assn.	4.751%	6/1/34	1,142	1,172
[1,2]	Federal National Mortgage Assn.	4.766%	5/1/35	1,725	1,769
[1,2]	Federal National Mortgage Assn.	4.772%	4/1/36	2,971	3,070
[1,2]	Federal National Mortgage Assn.	4.819%	12/1/35	1,069	1,094
[1,2]	Federal National Mortgage Assn.	4.829%	9/1/35	1,282	1,316
[1,2]	Federal National Mortgage Assn.	4.856%	4/1/37	963	989
[1,2]	Federal National Mortgage Assn.	4.885%	7/1/35	1,527	1,559
[1,2]	Federal National Mortgage Assn.	4.934%	7/1/35	811	835
[1,2]	Federal National Mortgage Assn.	4.966%	11/1/33	359	369
[1,2]	Federal National Mortgage Assn.	4.968%	10/1/35	2,050	2,107
[1,2]	Federal National Mortgage Assn.	4.979%	5/1/37	3,563	3,667
[1,2]	Federal National Mortgage Assn.	5.024%	8/1/37	4,256	4,382
[1,2]	Federal National Mortgage Assn.	5.029%	12/1/33	547	563
[1,2]	Federal National Mortgage Assn.	5.047%	11/1/35	2,462	2,529
[1,2]	Federal National Mortgage Assn.	5.059%	2/1/36	337	346
[1,2]	Federal National Mortgage Assn.	5.072%	12/1/35	1,961	2,015
[1,2]	Federal National Mortgage Assn.	5.118%	12/1/35	1,943	1,997
[1,2]	Federal National Mortgage Assn.	5.119%	1/1/36	1,269	1,305
[1,2]	Federal National Mortgage Assn.	5.253%	3/1/37	1,420	1,466
[1,2]	Federal National Mortgage Assn.	5.257%	8/1/38	112	115
[1,2]	Federal National Mortgage Assn.	5.317%	7/1/38	236	242
[1,2]	Federal National Mortgage Assn.	5.323%	12/1/35	1,441	1,485
[1,2]	Federal National Mortgage Assn.	5.451%	5/1/37	1,081	1,114
[1,2]	Federal National Mortgage Assn.	5.457%	2/1/36	1,727	1,780
[1,2]	Federal National Mortgage Assn.	5.575%	1/1/37	1,457	1,510
[1,2]	Federal National Mortgage Assn.	5.603%	7/1/36	686	707
[1,2]	Federal National Mortgage Assn.	5.625%	3/1/37	1,328	1,377
[1,2]	Federal National Mortgage Assn.	5.656%	6/1/36	499	516
[1,2]	Federal National Mortgage Assn.	5.674%	2/1/37	1,076	1,112
[1,2]	Federal National Mortgage Assn.	5.675%	3/1/37	2,017	2,091
[1,2]	Federal National Mortgage Assn.	5.734%	3/1/37	5,638	5,853
[1,2]	Federal National Mortgage Assn.	5.741%	12/1/36	1,511	1,567
[1,2]	Federal National Mortgage Assn.	5.756%	4/1/36	1,508	1,559
[1,2]	Federal National Mortgage Assn.	5.769%	1/1/36	783	807
[1,2]	Federal National Mortgage Assn.	5.780%	4/1/37	8,424	8,713
[1,2]	Federal National Mortgage Assn.	5.804%	4/1/37	2,023	2,097

[1,2]	Federal National Mortgage Assn.	5.886%	9/1/36	716	743
[1,2]	Federal National Mortgage Assn.	5.947%	11/1/36	927	962
[1,2]	Federal National Mortgage Assn.	6.064%	8/1/37	708	738
[1,2]	Federal National Mortgage Assn.	6.130%	6/1/36	179	186
[1,2]	Federal National Mortgage Assn.	6.597%	9/1/37	996	1,041
					140,321
Total U.S. Government and Agency Obligations (Cost $3,804,717)					3,963,929
Corporate Bonds (21.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (3.6%)
[2]	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	2,330	2,163
[2]	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	400	378
[2]	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	475	443
[2]	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	2,635	1,985
[2,3]	Banc of America Commercial Mortgage, Inc.	5.421%	9/10/45	25	12
[2]	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	1,450	1,177
[2,3]	Banc of America Commercial Mortgage, Inc.	5.120%	10/10/45	1,425	1,177
[2,3]	Banc of America Commercial Mortgage, Inc.	5.176%	10/10/45	25	14
[2]	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	2,125	1,552
[2]	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	1,325	957
[2,3]	Banc of America Commercial Mortgage, Inc.	6.165%	2/10/51	2,525	1,926
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	1,955	1,905
[2,3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	425	188
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	1,152	936
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	225	210
[2,3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.757%	9/11/38	365	161
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.456%	3/11/39	2,810	2,239
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	405	361
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	330	275
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.664%	6/11/40	3,800	3,244
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.582%	9/11/41	194	83
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	450	404

[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	1,650	1,251
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/42	575	366
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	950	845
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.151%	10/12/42	1,040	881
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	1,175	899
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	4,525	3,224
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	850	599
[2,3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	750	266
[2]	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,900	1,815
[2]	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	725	725
[2]	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	4,470	3,969
[2]	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	325	298
[2,3]	Capital One Prime Auto Receivables Trust	0.576%	4/15/11	2,460	2,427
[2]	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,000	919
[2]	Chase Issuance Trust	4.650%	12/17/12	950	966
[2]	Chase Issuance Trust	4.650%	3/15/15	3,800	3,771
[2]	Chase Issuance Trust	5.400%	7/15/15	725	736
[2]	Citibank Credit Card Issuance Trust	4.150%	7/7/17	350	323
[2]	Citibank Credit Card Issuance Trust	5.650%	9/20/19	300	287
[2]	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	350	310
[2,3]	Citigroup Commercial Mortgage Trust	5.726%	3/15/49	1,600	1,262
[2,3]	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	875	592
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	3,590	2,803
[2,3]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.226%	7/15/44	850	410
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	2,140	1,426
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	400	170
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	2,400	1,848
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	1,700	1,163
[2,4]	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	550	576
[2]	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	1,876	1,439
[2]	Commercial Mortgage Pass-Through Certificates	5.768%	6/10/46	2,815	2,110
[2]	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	300	255
[2,3]	Commercial Mortgage Pass-Through Certificates	5.816%	12/10/49	2,000	1,414
[2]	Countrywide Home Loans	4.769%	5/25/33	140	131
[2,3]	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	875	773

[2]	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	1,325	1,070
[2,3]	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	60	29
[2]	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	3,350	2,628
[2]	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	114	50
[2]	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	2,200	1,569
[2,3]	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	25	12
[2]	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	4,100	3,084
[2,3]	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	3,375	1,969
[2]	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	150	63
[2]	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	725	466
[2]	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	725	402
[2,3]	CWCapital Cobalt	5.820%	5/15/46	2,425	1,454
[2]	DaimlerChrysler Auto Trust	4.200%	7/8/10	217	217
[2]	DaimlerChrysler Auto Trust	5.330%	8/8/10	335	336
[2]	DaimlerChrysler Auto Trust	3.700%	6/8/12	1,800	1,712
[2]	Discover Card Master Trust	5.650%	12/15/15	2,525	2,458
[2]	Discover Card Master Trust	5.650%	3/16/20	725	649
[2,3]	First Union National Bank Commercial Mortgage Trust	6.621%	10/15/35	875	822
[2]	Ford Credit Auto Owner Trust	4.370%	10/15/12	1,800	1,608
[2]	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	205	197
[2,3]	GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	2,700	2,104
[2]	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	4,800	4,575
[2]	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	405	398
[2]	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	150	129
[2]	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	420	380
[2]	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	500	417
[2]	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	775	665
[2]	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,425	1,252
[2]	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	550	519
[2]	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	2,575	2,010
[2,3]	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	25	12
[2]	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,000	739
[2]	GS Mortgage Securities Corp. II	5.506%	4/10/38	1,525	1,342
[2,3]	GS Mortgage Securities Corp. II	5.553%	4/10/38	500	371
[2]	GS Mortgage Securities Corp. II	5.396%	8/10/38	2,625	2,282
[2]	GS Mortgage Securities Corp. II	5.799%	8/10/45	1,300	841
[2]	Harley-Davidson Motorcycle Trust	3.200%	5/15/12	156	153
[2]	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	4,665	4,627
[2]	Honda Auto Receivables Owner Trust	5.300%	7/21/10	25	25
[2]	Honda Auto Receivables Owner Trust	5.120%	10/15/10	1,440	1,445
[2]	Honda Auto Receivables Owner Trust	4.880%	9/18/14	875	902
[2]	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	352	343
[2]	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	425	364
[2,3]	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	90	43

Vanguard Institutional Total Bond Market Index Fund

Schedule of Investments

As of March 31, 2009

[2]	JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/39	1,845	1,545
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.371%	6/12/41	2,690	2,233
[2]	JPMorgan Chase Commercial Mortgage Securities	4.780%	7/15/42	100	48
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.322%	1/12/43	25	12
[2]	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	2,309	2,257
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.445%	12/12/44	325	153
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.221%	12/15/44	270	128
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	20	9
[2]	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	2,625	1,947
[2]	JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/45	575	428
[2]	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	2,050	1,646
[2]	JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/49	1,000	697
[2]	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	3,800	2,376
[2]	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	1,000	752
[2]	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	500	260
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	2,350	1,483
[2,3]	LB Commerical Conduit Mortgage Trust	5.933%	7/15/44	1,080	384
[2]	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	745	717
[2]	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	725	606
[2]	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	1,120	926
[2]	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	134	131
[2]	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,300	1,077
[2]	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,800	1,708
[2]	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	550	472
[2,3]	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	2,845	2,325
[2]	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	60	23
[2]	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	2,050	1,329
[2,3]	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	2,750	1,943
[2]	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	2,620	1,624
[2]	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	1,800	1,525
[2]	MBNA Master Credit Card Trust	7.000%	2/15/12	4,425	4,482
[2]	Merrill Lynch Mortgage Trust	5.236%	11/12/35	525	431
[2]	Merrill Lynch Mortgage Trust	5.107%	7/12/38	85	41
[2]	Merrill Lynch Mortgage Trust	5.657%	5/12/39	1,890	1,380
[2,3]	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,375	1,063
[2,3]	Merrill Lynch Mortgage Trust	0.00%	6/12/50		—
[2]	Merrill Lynch Mortgage Trust	5.425%	2/12/51	400	294
[2]	Merrill Lynch Mortgage Trust	5.690%	2/12/51	1,225	688

[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	0.00%	6/12/46		—
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	275	110
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	2,225	1,239
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	1,100	876
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	3,075	1,968
[2,3]	Morgan Stanley Capital I	5.110%	6/15/40	850	729
[2,3]	Morgan Stanley Capital I	5.811%	8/12/41	25	11
[2]	Morgan Stanley Capital I	4.970%	12/15/41	975	849
[2]	Morgan Stanley Capital I	5.168%	1/14/42	575	439
[2,3]	Morgan Stanley Capital I	5.650%	6/11/42	625	466
[2]	Morgan Stanley Capital I	4.989%	8/13/42	290	236
[2]	Morgan Stanley Capital I	5.230%	9/15/42	1,825	1,501
[2]	Morgan Stanley Capital I	5.772%	10/15/42	800	619
[2,3]	Morgan Stanley Capital I	5.776%	10/15/42	45	20
[2,3]	Morgan Stanley Capital I	5.208%	11/14/42	1,850	1,518
[2,3]	Morgan Stanley Capital I	5.208%	11/14/42	25	12
[2]	Morgan Stanley Capital I	6.280%	1/11/43	2,075	1,540
[2,3]	Morgan Stanley Capital I	5.387%	3/12/44	3,050	2,339
[2,3]	Morgan Stanley Capital I	5.691%	4/15/49	25	9
[2,3]	Morgan Stanley Capital I	5.881%	6/11/49	325	116
[2,3]	Morgan Stanley Capital I	5.544%	11/12/49	560	211
[2]	Morgan Stanley Capital I	5.809%	12/12/49	175	112
[2]	Morgan Stanley Capital I	5.090%	10/12/52	850	745
[2,3]	Morgan Stanley Capital I	5.204%	10/12/52	350	165
[2]	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	326	311
[2]	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	419	394
[2]	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	330	301
[2]	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	320	271
[2]	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	2,435	2,394
[2]	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	725	751
[2]	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	250	252
[2]	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	550	567
[2]	PSE&G Transition Funding LLC	6.890%	12/15/17	1,775	1,985
[2]	Public Service New Hampshire Funding LLC	6.480%	5/1/15	443	464
[2]	Salomon Brothers Mortgage Securities VII	5.559%	9/25/33	332	271
[2]	USAA Auto Owner Trust	5.360%	2/15/11	588	591
[2]	USAA Auto Owner Trust	4.710%	2/18/14	1,375	1,398
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	425	354
[2]	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	350	335
[2]	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	3,050	2,604
[2]	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	1,000	974
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.229%	7/15/41	1,900	1,654
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	1,975	1,575

[2]	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	1,479	1,232
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.741%	5/15/43	625	263
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.741%	5/15/43	1,500	1,130
[2]	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,575	1,248
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.210%	10/15/44	3,275	2,803
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.265%	12/15/44	3,675	3,001
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	480	163
[2]	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,075	718
[2]	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	1,325	501
[2]	World Omni Auto Receivables Trust	3.940%	10/15/12	1,800	1,809
					195,059
Finance (7.1%)
	Banking (4.8%)
	Abbey National PLC	7.950%	10/26/29	925	785
	American Express Bank, FSB	5.550%	10/17/12	475	437
	American Express Bank, FSB	5.500%	4/16/13	1,425	1,277
	American Express Bank, FSB	6.000%	9/13/17	400	316
	American Express Centurion Bank	5.550%	10/17/12	500	462
	American Express Centurion Bank	5.950%	6/12/17	275	229
	American Express Centurion Bank	6.000%	9/13/17	525	438
	American Express Co.	5.500%	9/12/16	350	280
	American Express Co.	6.150%	8/28/17	850	706
[2]	American Express Co.	6.800%	9/1/66	580	278
	American Express Credit Corp.	5.000%	12/2/10	700	672
	American Express Credit Corp.	5.875%	5/2/13	1,000	878
	American Express Credit Corp.	7.300%	8/20/13	175	163
[4]	American Express Travel	5.250%	11/21/11	925	850
	AmSouth Bank NA	5.200%	4/1/15	550	442
	Banc One Corp.	7.625%	10/15/26	125	109
[4]	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	950	945
[2]	Bank of America Capital Trust XIV	0.00%	12/31/49		—
	Bank of America Corp.	4.500%	8/1/10	1,255	1,203
	Bank of America Corp.	4.250%	10/1/10	575	539
	Bank of America Corp.	4.375%	12/1/10	790	751
	Bank of America Corp.	5.375%	8/15/11	875	824
	Bank of America Corp.	6.250%	4/15/12	925	883
[5]	Bank of America Corp.	2.100%	4/30/12	5,050	5,073
[5]	Bank of America Corp.	3.125%	6/15/12	2,500	2,591
[5]	Bank of America Corp.	2.375%	6/22/12	400	406
	Bank of America Corp.	5.375%	9/11/12	625	575
	Bank of America Corp.	4.875%	9/15/12	825	747
	Bank of America Corp.	4.900%	5/1/13	1,425	1,279
	Bank of America Corp.	5.375%	6/15/14	275	241
	Bank of America Corp.	5.125%	11/15/14	1,275	1,104
	Bank of America Corp.	4.750%	8/1/15	400	325
	Bank of America Corp.	5.250%	12/1/15	225	149

	Bank of America Corp.	5.750%	8/15/16	250	170
	Bank of America Corp.	5.625%	10/14/16	700	595
	Bank of America Corp.	5.420%	3/15/17	1,500	911
	Bank of America Corp.	6.000%	9/1/17	100	87
	Bank of America Corp.	5.750%	12/1/17	125	104
	Bank of America Corp.	5.650%	5/1/18	825	691
	Bank of America Corp.	6.800%	3/15/28	650	405
	Bank of America Corp.	6.000%	10/15/36	675	452
	Bank of America Corp.	6.500%	9/15/37	335	178
[5]	Bank of America, NA	1.700%	12/23/10	1,225	1,235
	Bank of America, NA	6.100%	6/15/17	650	478
	Bank of New York Mellon	4.950%	1/14/11	775	795
	Bank of New York Mellon	4.950%	11/1/12	1,450	1,488
	Bank of New York Mellon	5.125%	8/27/13	75	77
	Bank of New York Mellon	4.950%	3/15/15	1,000	970
[5]	Bank of the West	2.150%	3/27/12	1,100	1,108
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	350	358
	Bank One Corp.	7.875%	8/1/10	1,600	1,634
	Bank One Corp.	5.900%	11/15/11	545	534
	Bank One Corp.	5.250%	1/30/13	525	486
	Bank One Corp.	4.900%	4/30/15	575	498
	Barclays Bank PLC	5.450%	9/12/12	250	254
[2]	Barclays Bank PLC	6.278%	12/29/49	275	91
	BB&T Capital Trust II	6.750%	6/7/36	750	417
	BB&T Corp.	6.500%	8/1/11	75	76
	BB&T Corp.	4.750%	10/1/12	1,025	983
	BB&T Corp.	5.200%	12/23/15	525	499
	BB&T Corp.	5.625%	9/15/16	500	453
	BB&T Corp.	5.250%	11/1/19	825	708
	Bear Stearns Co., Inc.	4.550%	6/23/10	1,000	1,011
	Bear Stearns Co., Inc.	4.500%	10/28/10	300	297
	Bear Stearns Co., Inc.	5.350%	2/1/12	2,550	2,537
	Bear Stearns Co., Inc.	6.950%	8/10/12	330	336
	Bear Stearns Co., Inc.	5.700%	11/15/14	1,050	1,006
	Bear Stearns Co., Inc.	5.300%	10/30/15	300	276
	Bear Stearns Co., Inc.	5.550%	1/22/17	925	775
	Bear Stearns Co., Inc.	6.400%	10/2/17	1,255	1,213
	Bear Stearns Co., Inc.	7.250%	2/1/18	1,300	1,331
	Capital One Bank	5.750%	9/15/10	1,000	1,000
	Capital One Capital III	7.686%	8/15/36	425	144
	Capital One Capital IV	6.745%	2/17/37	275	93
	Capital One Financial Corp.	5.700%	9/15/11	300	270
	Capital One Financial Corp.	4.800%	2/21/12	125	114
	Capital One Financial Corp.	5.500%	6/1/15	325	254
	Capital One Financial Corp.	6.150%	9/1/16	650	417
	Capital One Financial Corp.	5.250%	2/21/17	850	677
	Charter One Bank N.A.	5.500%	4/26/11	725	700
[5]	Citibank, NA	1.625%	3/30/11	925	927
[2,4]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	175	155
[5]	Citigroup Funding, Inc.	2.000%	3/30/12	925	927
	Citigroup, Inc.	4.625%	8/3/10	125	117
	Citigroup, Inc.	6.500%	1/18/11	1,175	1,137
	Citigroup, Inc.	5.125%	2/14/11	75	71
	Citigroup, Inc.	5.100%	9/29/11	1,750	1,583
[5]	Citigroup, Inc.	2.875%	12/9/11	1,875	1,926

	Citigroup, Inc.	6.000%	2/21/12	325	302
	Citigroup, Inc.	5.250%	2/27/12	1,450	1,292
[5]	Citigroup, Inc.	2.125%	4/30/12	4,375	4,401
	Citigroup, Inc.	5.500%	8/27/12	535	470
	Citigroup, Inc.	5.625%	8/27/12	2,250	1,719
	Citigroup, Inc.	5.300%	10/17/12	1,075	938
	Citigroup, Inc.	5.500%	4/11/13	105	94
	Citigroup, Inc.	6.500%	8/19/13	1,925	1,759
	Citigroup, Inc.	5.125%	5/5/14	575	491
	Citigroup, Inc.	5.000%	9/15/14	4,734	3,080
	Citigroup, Inc.	4.700%	5/29/15	200	163
	Citigroup, Inc.	5.300%	1/7/16	250	210
	Citigroup, Inc.	6.000%	8/15/17	1,375	1,179
	Citigroup, Inc.	6.125%	11/21/17	1,450	1,272
	Citigroup, Inc.	6.125%	5/15/18	925	794
	Citigroup, Inc.	6.625%	6/15/32	2,100	1,161
	Citigroup, Inc.	5.875%	2/22/33	1,900	995
	Citigroup, Inc.	6.000%	10/31/33	400	210
	Citigroup, Inc.	5.850%	12/11/34	300	231
	Citigroup, Inc.	5.875%	5/29/37	100	76
	Citigroup, Inc.	6.875%	3/5/38	675	586
	Comerica Bank	5.750%	11/21/16	1,350	1,003
	Comerica Bank	5.200%	8/22/17	325	234
	Compass Bank	6.400%	10/1/17	325	269
	Compass Bank	5.900%	4/1/26	175	112
	Countrywide Financial Corp.	6.250%	5/15/16	45	33
	Countrywide Home Loan	4.125%	9/15/09	675	672
	Countrywide Home Loan	4.000%	3/22/11	475	431
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	1,725	1,734
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	650	659
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	625	641
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	257
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	715	733
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	2,425	2,391
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	1,875	1,726
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	850	803
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	1,000	987
[2]	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	575	195
	Credit Suisse New York	5.000%	5/15/13	325	310
	Deutsche Bank AG London	5.375%	10/12/12	1,075	1,091
	Deutsche Bank AG London	4.875%	5/20/13	1,225	1,202
	Deutsche Bank AG London	6.000%	9/1/17	2,375	2,296
	Deutsche Bank Financial LLC	5.375%	3/2/15	850	800
	FIA Card Services NA	6.625%	6/15/12	475	464
	Fifth Third Bancorp.	4.200%	2/23/10	375	364
	Fifth Third Bancorp.	4.750%	2/1/15	475	348
	Fifth Third Bancorp.	4.500%	6/1/18	500	339
	Fifth Third Bancorp.	8.250%	3/1/38	875	519
	First Tennessee Bank	5.050%	1/15/15	100	67
	First Union Institutional Capital I	8.040%	12/1/26	125	72
	Golden West Financial Corp.	4.750%	10/1/12	325	297
[2]	Goldman Sachs Capital II	5.793%	12/29/49	845	361
	Goldman Sachs Group, Inc.	4.500%	6/15/10	1,385	1,367
	Goldman Sachs Group, Inc.	6.875%	1/15/11	435	444
[5]	Goldman Sachs Group, Inc.	1.700%	3/15/11	750	753

[5]	Goldman Sachs Group, Inc.	1.625%	7/15/11	1,075	1,077
	Goldman Sachs Group, Inc.	6.600%	1/15/12	250	252
	Goldman Sachs Group, Inc.	5.300%	2/14/12	125	123
[5]	Goldman Sachs Group, Inc.	3.250%	6/15/12	3,150	3,288
	Goldman Sachs Group, Inc.	5.700%	9/1/12	100	98
	Goldman Sachs Group, Inc.	5.450%	11/1/12	995	970
	Goldman Sachs Group, Inc.	5.250%	4/1/13	925	878
	Goldman Sachs Group, Inc.	4.750%	7/15/13	1,925	1,786
	Goldman Sachs Group, Inc.	5.250%	10/15/13	1,325	1,263
	Goldman Sachs Group, Inc.	5.150%	1/15/14	1,825	1,705
	Goldman Sachs Group, Inc.	5.000%	10/1/14	200	183
	Goldman Sachs Group, Inc.	5.125%	1/15/15	1,650	1,510
	Goldman Sachs Group, Inc.	5.350%	1/15/16	1,500	1,341
	Goldman Sachs Group, Inc.	5.750%	10/1/16	475	434
	Goldman Sachs Group, Inc.	5.625%	1/15/17	1,300	1,067
	Goldman Sachs Group, Inc.	6.250%	9/1/17	1,425	1,327
	Goldman Sachs Group, Inc.	5.950%	1/18/18	2,975	2,701
	Goldman Sachs Group, Inc.	6.150%	4/1/18	1,085	999
	Goldman Sachs Group, Inc.	5.950%	1/15/27	1,585	1,093
	Goldman Sachs Group, Inc.	6.125%	2/15/33	250	209
	Goldman Sachs Group, Inc.	6.345%	2/15/34	850	519
	Goldman Sachs Group, Inc.	6.450%	5/1/36	710	479
	Goldman Sachs Group, Inc.	6.750%	10/1/37	2,880	1,998
[4]	HBOS Treasury Services PLC	5.250%	2/21/17	1,925	1,830
[4]	HBOS Treasury Services PLC	6.750%	5/21/18	650	491
	HSBC Bank PLC	6.950%	3/15/11	250	249
	HSBC Bank USA	4.625%	4/1/14	800	764
	HSBC Bank USA	5.875%	11/1/34	900	758
	HSBC Bank USA	5.625%	8/15/35	1,025	781
	HSBC Holdings PLC	7.350%	11/27/32	100	80
	HSBC Holdings PLC	6.500%	5/2/36	220	186
	HSBC Holdings PLC	6.500%	9/15/37	1,740	1,414
	HSBC Holdings PLC	6.800%	6/1/38	335	287
[4]	ICICI Bank Ltd.	6.625%	10/3/12	550	480
	JPM Capital Trust	6.550%	9/29/36	475	297
	JPMorgan Capital Trust	5.875%	3/15/35	1,260	722
	JPMorgan Chase & Co.	6.750%	2/1/11	1,010	1,022
[5]	JPMorgan Chase & Co.	1.650%	2/23/11	1,950	1,960
[5]	JPMorgan Chase & Co.	3.125%	12/1/11	1,925	1,987
	JPMorgan Chase & Co.	4.500%	1/15/12	2,250	2,203
	JPMorgan Chase & Co.	6.625%	3/15/12	300	298
[5]	JPMorgan Chase & Co.	2.200%	6/15/12	1,875	1,894
	JPMorgan Chase & Co.	5.375%	10/1/12	245	249
	JPMorgan Chase & Co.	5.750%	1/2/13	775	742
	JPMorgan Chase & Co.	4.750%	5/1/13	1,845	1,812
	JPMorgan Chase & Co.	4.875%	3/15/14	1,485	1,385
	JPMorgan Chase & Co.	5.125%	9/15/14	220	199
	JPMorgan Chase & Co.	4.750%	3/1/15	1,750	1,681
	JPMorgan Chase & Co.	5.250%	5/1/15	1,200	1,078
	JPMorgan Chase & Co.	5.150%	10/1/15	850	765
	JPMorgan Chase & Co.	5.875%	6/13/16	375	350
	JPMorgan Chase & Co.	6.125%	6/27/17	500	448
	JPMorgan Chase & Co.	5.850%	8/1/35	75	43
	JPMorgan Chase & Co.	6.400%	5/15/38	1,075	1,036
	JPMorgan Chase Capital XXII	6.450%	2/2/37	1,950	1,222

	JPMorgan Chase Capital XXV	6.800%	10/1/37	850	574
	KeyBank NA	7.000%	2/1/11	225	210
	KeyBank NA	5.500%	9/17/12	700	662
	KeyBank NA	4.950%	9/15/15	575	459
	KeyBank NA	5.450%	3/3/16	1,150	952
	KeyCorp	6.500%	5/14/13	50	48
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	850	738
	Marshall & Ilsley Bank	4.850%	6/16/15	325	246
	MBNA Corp.	7.500%	3/15/12	525	481
	MBNA Corp.	6.125%	3/1/13	400	326
	MBNA Corp.	5.000%	6/15/15	600	439
	Mellon Funding Corp.	5.000%	12/1/14	250	236
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	700	631
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	825	694
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	410	332
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	2,100	1,723
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	400	302
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	325	249
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	2,850	2,191
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	25	15
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,675	954
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	2,000	1,433
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	455	355
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	150	118
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	525	296
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	1,425	642
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	1,665	944
	Morgan Stanley Dean Witter	4.000%	1/15/10	975	973
	Morgan Stanley Dean Witter	4.250%	5/15/10	550	547
[5]	Morgan Stanley Dean Witter	2.900%	12/1/10	1,125	1,157
	Morgan Stanley Dean Witter	5.050%	1/21/11	100	99
[5]	Morgan Stanley Dean Witter	3.250%	12/1/11	3,050	3,164
	Morgan Stanley Dean Witter	5.625%	1/9/12	4,025	3,956
	Morgan Stanley Dean Witter	6.600%	4/1/12	340	344
[5]	Morgan Stanley Dean Witter	1.950%	6/20/12	3,875	3,895
	Morgan Stanley Dean Witter	5.750%	8/31/12	425	415
	Morgan Stanley Dean Witter	4.750%	4/1/14	4,440	3,547
	Morgan Stanley Dean Witter	5.375%	10/15/15	675	632
	Morgan Stanley Dean Witter	5.750%	10/18/16	925	840
	Morgan Stanley Dean Witter	5.450%	1/9/17	1,000	888
	Morgan Stanley Dean Witter	5.550%	4/27/17	705	626
	Morgan Stanley Dean Witter	6.250%	8/28/17	50	47
	Morgan Stanley Dean Witter	5.950%	12/28/17	725	654
	Morgan Stanley Dean Witter	6.625%	4/1/18	3,105	2,962
	Morgan Stanley Dean Witter	6.250%	8/9/26	1,725	1,457
	Morgan Stanley Dean Witter	7.250%	4/1/32	875	823
	National City Bank	6.250%	3/15/11	675	657
	National City Corp.	4.900%	1/15/15	550	483
	National City Corp.	6.875%	5/15/19	400	339
[4]	Nationwide Building Society	5.500%	7/18/12	2,475	2,350
[4]	Northern Rock PLC	5.625%	6/22/17	4,875	4,481
	Northern Trust Co.	5.500%	8/15/13	150	156
	Northern Trust Co.	6.500%	8/15/18	100	103
	PNC Bank NA	4.875%	9/21/17	1,500	1,280
	PNC Funding Corp.	7.500%	11/1/09	180	183

	PNC Funding Corp.	5.125%	12/14/10	225	225
	PNC Funding Corp.	5.250%	11/15/15	775	699
	PNC Funding Corp.	5.625%	2/1/17	175	158
	Regions Financial Corp.	6.375%	5/15/12	1,650	1,514
[2]	Regions Financial Corp.	6.625%	5/15/47	800	240
	Santander Financial Issuances	6.375%	2/15/11	325	313
	Sanwa Bank Ltd.	7.400%	6/15/11	475	467
	Southtrust Corp.	5.800%	6/15/14	175	157
	Sovereign Bancorp, Inc.	4.800%	9/1/10	800	784
	Sovereign Bancorp, Inc.	8.750%	5/30/18	445	358
[2,4]	Standard Chartered PLC	6.409%	12/31/49	500	230
	State Street Bank & Trust	5.300%	1/15/16	200	180
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	790	815
	SunTrust Banks, Inc.	6.375%	4/1/11	150	149
	SunTrust Banks, Inc.	6.000%	9/11/17	575	530
	SunTrust Banks, Inc.	7.250%	3/15/18	200	196
	SunTrust Banks, Inc.	6.000%	2/15/26	775	575
	SunTrust Capital VIII	6.100%	12/15/36	250	128
	Swiss Bank Corp.	7.000%	10/15/15	475	429
	Swiss Bank Corp.	7.375%	6/15/17	125	112
	Synovus Financial Corp.	5.125%	6/15/17	425	302
	UBS AG	5.875%	7/15/16	2,225	1,702
	UBS AG	5.875%	12/20/17	1,125	956
	UBS AG	5.750%	4/25/18	775	649
	UFJ Finance Aruba AEC	6.750%	7/15/13	2,250	2,343
	Union Bank of California NA	5.950%	5/11/16	400	355
	Union Planters Corp.	7.750%	3/1/11	850	770
	UnionBanCal Corp.	5.250%	12/16/13	100	94
	US Bank NA	6.375%	8/1/11	925	971
	US Bank NA	6.300%	2/4/14	1,450	1,504
	US Bank NA	4.950%	10/30/14	400	389
[2]	USB Capital IX	6.189%	4/15/49	500	195
	Wachovia Bank NA	4.875%	2/1/15	2,900	2,472
	Wachovia Bank NA	5.000%	8/15/15	125	108
	Wachovia Bank NA	6.000%	11/15/17	500	443
	Wachovia Bank NA	5.850%	2/1/37	2,350	1,677
	Wachovia Bank NA	6.600%	1/15/38	700	545
[2]	Wachovia Capital Trust III	5.800%	3/15/11	1,660	598
	Wachovia Corp.	4.375%	6/1/10	940	942
	Wachovia Corp.	5.300%	10/15/11	300	295
	Wachovia Corp.	4.875%	2/15/14	325	266
	Wachovia Corp.	5.625%	10/15/16	450	353
	Wachovia Corp.	5.750%	6/15/17	2,400	2,197
[4]	Wachovia Corp.	8.000%	12/15/26	550	346
	Wachovia Corp.	7.500%	4/15/35	75	59
	Wachovia Corp.	5.500%	8/1/35	775	478
	Wachovia Corp.	6.550%	10/15/35	75	54
	Wells Fargo & Co.	4.200%	1/15/10	1,300	1,320
	Wells Fargo & Co.	4.875%	1/12/11	625	623
	Wells Fargo & Co.	5.300%	8/26/11	750	746
[5]	Wells Fargo & Co.	3.000%	12/9/11	1,600	1,652
[5]	Wells Fargo & Co.	2.125%	6/15/12	1,300	1,310
	Wells Fargo & Co.	5.125%	9/1/12	475	451
	Wells Fargo & Co.	5.250%	10/23/12	925	896
	Wells Fargo & Co.	4.375%	1/31/13	150	141

	Wells Fargo & Co.	4.950%	10/16/13	175	161
	Wells Fargo & Co.	5.000%	11/15/14	100	84
	Wells Fargo & Co.	5.625%	12/11/17	550	502
	Wells Fargo & Co.	5.375%	2/7/35	550	414
	Wells Fargo Bank NA	6.450%	2/1/11	850	840
	Wells Fargo Bank NA	4.750%	2/9/15	2,000	1,771
	Wells Fargo Bank NA	5.750%	5/16/16	2,475	2,149
	Wells Fargo Bank NA	5.950%	8/26/36	575	471
	Wells Fargo Capital X	5.950%	12/15/36	100	65
[2]	Wells Fargo Capital XIII	7.700%	12/29/49	675	324
[2]	Wells Fargo Capital XV	9.750%	12/29/49	725	536
	Wells Fargo Financial	5.500%	8/1/12	475	459
	Zions Bancorp.	5.500%	11/16/15	625	407

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	775	722
	Ameriprise Financial Inc.	5.650%	11/15/15	625	521
	Amvescap PLC	5.375%	2/27/13	25	21
	BlackRock, Inc.	6.250%	9/15/17	375	365
	Jefferies Group Inc.	6.450%	6/8/27	775	434
	Jefferies Group Inc.	6.250%	1/15/36	675	362
	Lazard Group	6.850%	6/15/17	1,275	987

	Finance Companies (1.0%)
	American General Finance Corp.	4.875%	5/15/10	250	123
	American General Finance Corp.	5.625%	8/17/11	525	215
	American General Finance Corp.	4.875%	7/15/12	775	314
	American General Finance Corp.	5.375%	10/1/12	75	30
	American General Finance Corp.	5.850%	6/1/13	1,325	513
	American General Finance Corp.	5.750%	9/15/16	2,550	892
	American General Finance Corp.	6.900%	12/15/17	75	28
	Block Financial LLC	7.875%	1/15/13	150	149
	CIT Group Funding Co. of Canada	5.600%	11/2/11	300	226
	CIT Group Funding Co. of Canada	5.200%	6/1/15	475	285
	CIT Group, Inc.	5.200%	11/3/10	250	200
	CIT Group, Inc.	4.750%	12/15/10	495	396
	CIT Group, Inc.	5.800%	7/28/11	200	136
	CIT Group, Inc.	7.625%	11/30/12	160	119
	CIT Group, Inc.	5.400%	3/7/13	75	45
	CIT Group, Inc.	5.125%	9/30/14	1,350	776
	CIT Group, Inc.	5.000%	2/1/15	200	114
	CIT Group, Inc.	5.400%	1/30/16	375	225
	CIT Group, Inc.	5.850%	9/15/16	575	323
	CIT Group, Inc.	5.650%	2/13/17	775	449
	CIT Group, Inc.	6.000%	4/1/36	550	250
	General Electric Capital Corp.	4.875%	10/21/10	1,150	1,154
[5]	General Electric Capital Corp.	1.625%	1/7/11	2,175	2,184
	General Electric Capital Corp.	6.125%	2/22/11	1,145	1,166
	General Electric Capital Corp.	5.500%	4/28/11	775	784
[5]	General Electric Capital Corp.	3.000%	12/9/11	1,675	1,724
	General Electric Capital Corp.	5.875%	2/15/12	2,600	2,605
	General Electric Capital Corp.	4.375%	3/3/12	775	748
[5]	General Electric Capital Corp.	2.200%	6/8/12	3,250	3,279
	General Electric Capital Corp.	6.000%	6/15/12	3,925	3,907
	General Electric Capital Corp.	5.250%	10/19/12	5,975	5,754

	General Electric Capital Corp.	5.450%	1/15/13	850	821
	General Electric Capital Corp.	5.500%	6/4/14	2,175	2,073
	General Electric Capital Corp.	5.650%	6/9/14	600	573
	General Electric Capital Corp.	5.375%	10/20/16	250	221
	General Electric Capital Corp.	5.400%	2/15/17	1,175	1,038
	General Electric Capital Corp.	5.625%	9/15/17	725	632
	General Electric Capital Corp.	5.625%	5/1/18	600	520
	General Electric Capital Corp.	6.750%	3/15/32	1,900	1,537
	General Electric Capital Corp.	6.150%	8/7/37	425	317
	General Electric Capital Corp.	5.875%	1/14/38	5,025	3,560
	General Electric Capital Corp.	6.875%	1/10/39	1,950	1,562
[2]	General Electric Capital Corp.	6.375%	11/15/67	1,200	624
[2]	HSBC Finance Capital Trust IX	5.911%	11/30/35	75	15
	HSBC Finance Corp.	4.625%	9/15/10	725	662
	HSBC Finance Corp.	5.250%	1/14/11	1,150	1,000
	HSBC Finance Corp.	5.700%	6/1/11	1,875	1,600
	HSBC Finance Corp.	6.375%	10/15/11	75	65
	HSBC Finance Corp.	7.000%	5/15/12	995	805
	HSBC Finance Corp.	5.900%	6/19/12	500	406
	HSBC Finance Corp.	6.375%	11/27/12	570	459
	HSBC Finance Corp.	4.750%	7/15/13	250	188
	HSBC Finance Corp.	5.250%	1/15/14	625	505
	HSBC Finance Corp.	5.000%	6/30/15	3,425	2,554
	International Lease Finance Corp.	5.125%	11/1/10	1,075	742
	International Lease Finance Corp.	4.950%	2/1/11	1,375	880
	International Lease Finance Corp.	5.450%	3/24/11	250	164
	International Lease Finance Corp.	5.750%	6/15/11	1,800	1,197
	International Lease Finance Corp.	5.300%	5/1/12	350	193
	International Lease Finance Corp.	5.625%	9/20/13	375	202
	International Lease Finance Corp.	5.650%	6/1/14	525	257
	SLM Corp.	4.500%	7/26/10	325	244
	SLM Corp.	5.400%	10/25/11	2,975	1,846
	SLM Corp.	5.000%	10/1/13	135	71
	SLM Corp.	5.375%	5/15/14	160	80
	SLM Corp.	5.050%	11/14/14	585	278
	SLM Corp.	5.000%	4/15/15	10	5
	SLM Corp.	5.625%	8/1/33	820	324

	Insurance (0.8%)
	ACE Capital Trust II	9.700%	4/1/30	610	476
	ACE INA Holdings, Inc.	5.600%	5/15/15	200	186
	ACE INA Holdings, Inc.	5.700%	2/15/17	855	789
	AEGON Funding Corp.	5.750%	12/15/20	75	63
	AEGON NV	4.750%	6/1/13	325	269
	Aetna, Inc.	7.875%	3/1/11	100	104
	Aetna, Inc.	5.750%	6/15/11	225	232
	Aetna, Inc.	6.000%	6/15/16	50	49
	Aetna, Inc.	6.500%	9/15/18	450	434
	Aetna, Inc.	6.625%	6/15/36	1,450	1,214
	Allied World Assurance	7.500%	8/1/16	1,760	1,094
	Allstate Corp.	6.125%	2/15/12	350	346
	Allstate Corp.	5.000%	8/15/14	700	629
	Allstate Corp.	6.125%	12/15/32	400	310
	Allstate Corp.	5.550%	5/9/35	175	121
[2]	Allstate Corp.	6.125%	5/15/37	250	139

[2]	Allstate Corp.	6.500%	5/15/57	325	156
	Allstate Life Global Funding	5.375%	4/30/13	625	611
	American International Group, Inc.	4.700%	10/1/10	1,125	686
	American International Group, Inc.	5.375%	10/18/11	350	184
	American International Group, Inc.	4.950%	3/20/12	375	209
	American International Group, Inc.	4.250%	5/15/13	1,000	380
	American International Group, Inc.	5.050%	10/1/15	1,700	697
	American International Group, Inc.	5.600%	10/18/16	925	365
	American International Group, Inc.	5.850%	1/16/18	25	10
	American International Group, Inc.	6.250%	5/1/36	275	93
[2,4]	American International Group, Inc.	0.00%	5/15/58		—
	Aon Capital Trust	8.205%	1/1/27	100	70
	Arch Capital Group Ltd.	7.350%	5/1/34	575	378
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	175	127
	Assurant, Inc.	5.625%	2/15/14	350	280
	Assurant, Inc.	6.750%	2/15/34	765	466
	AXA Financial, Inc.	7.750%	8/1/10	250	245
	AXA SA	8.600%	12/15/30	1,295	884
	Axis Capital Holdings Ltd.	5.750%	12/1/14	125	96
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	500	512
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	1,300	1,340
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	553
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,850	1,862
	Chubb Corp.	5.750%	5/15/18	250	246
	Chubb Corp.	6.000%	5/11/37	925	831
	Chubb Corp.	6.500%	5/15/38	225	216
[2]	Chubb Corp.	6.375%	3/29/67	225	128
	CIGNA Corp.	7.875%	5/15/27	100	81
	CIGNA Corp.	6.150%	11/15/36	775	544

Vanguard Institutional Total Bond Market Index Fund

Schedule of Investments

As of March 31, 2009

	Cincinnati Financial Corp.	6.920%	5/15/28	300	193
	Cincinnati Financial Corp.	6.125%	11/1/34	275	152
	CNA Financial Corp.	6.000%	8/15/11	150	134
	CNA Financial Corp.	5.850%	12/15/14	925	671
	CNA Financial Corp.	6.500%	8/15/16	325	237
	Commerce Group, Inc.	5.950%	12/9/13	100	82
	Coventry Health Care Inc.	6.300%	8/15/14	475	358
	Fidelity National Financial, Inc.	7.300%	8/15/11	300	271
	Fund American Cos., Inc.	5.875%	5/15/13	175	133
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	330
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	325	249
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	250	197
	Genworth Financial, Inc.	5.125%	3/15/11	475	336
	Genworth Financial, Inc.	5.750%	6/15/14	125	45
	Genworth Financial, Inc.	4.950%	10/1/15	75	23
	Genworth Financial, Inc.	6.500%	6/15/34	275	83
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	450	338
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	300	171
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	225	126
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	150	86
[2]	Hartford Financial Services Group, Inc.	8.125%	6/15/38	200	62
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	975	380
	Humana Inc.	6.450%	6/1/16	300	252
	Humana Inc.	6.300%	8/1/18	75	58
	Humana Inc.	8.150%	6/15/38	500	367
[2]	ING Capital Funding Trust III	5.775%	12/8/49	1,200	276
	ING USA Global	4.500%	10/1/10	1,400	1,364
[4]	Liberty Mutual Group	4.875%	2/1/10	175	169
	Lincoln National Corp.	5.650%	8/27/12	100	45
	Lincoln National Corp.	6.150%	4/7/36	1,150	460
[2]	Lincoln National Corp.	7.000%	5/17/66	575	132
[2]	Lincoln National Corp.	6.050%	4/20/67	175	37
	Loews Corp.	6.000%	2/1/35	125	92
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	100	98
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	675	664
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	525	457
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	475	490
	MetLife, Inc.	5.375%	12/15/12	250	231
	MetLife, Inc.	5.000%	11/24/13	175	154
	MetLife, Inc.	5.000%	6/15/15	800	687
	MetLife, Inc.	7.717%	2/15/19	225	203
	MetLife, Inc.	6.375%	6/15/34	575	420
	MetLife, Inc.	5.700%	6/15/35	225	156
	MetLife, Inc.	6.400%	12/15/36	510	204
	Principal Financial Group, Inc.	6.050%	10/15/36	400	221
	Principal Life Income Funding	5.300%	4/24/13	475	434
	Principal Life Income Funding	5.100%	4/15/14	250	219
	Progressive Corp.	6.375%	1/15/12	350	345
	Progressive Corp.	6.625%	3/1/29	175	152
[2]	Progressive Corp.	6.700%	6/15/37	500	243
	Protective Life Secured Trust	4.850%	8/16/10	350	335
	Prudential Financial, Inc.	5.100%	12/14/11	35	30
	Prudential Financial, Inc.	5.800%	6/15/12	550	445
	Prudential Financial, Inc.	5.150%	1/15/13	570	435

	Prudential Financial, Inc.	4.500%	7/15/13	175	130
	Prudential Financial, Inc.	4.750%	4/1/14	300	216
	Prudential Financial, Inc.	5.100%	9/20/14	625	448
	Prudential Financial, Inc.	5.500%	3/15/16	100	61
	Prudential Financial, Inc.	6.100%	6/15/17	125	83
	Prudential Financial, Inc.	6.000%	12/1/17	350	203
	Prudential Financial, Inc.	5.750%	7/15/33	325	172
	Prudential Financial, Inc.	5.400%	6/13/35	325	157
	Prudential Financial, Inc.	5.900%	3/17/36	475	245
	Prudential Financial, Inc.	5.700%	12/14/36	375	176
	Torchmark Corp.	6.375%	6/15/16	350	299
	Travelers Cos. Inc.	5.750%	12/15/17	550	534
[2]	Travelers Cos. Inc.	6.250%	3/15/37	235	121
	Travelers Cos. Inc.	6.250%	6/15/37	425	398
	Travelers Cos., Inc.	5.500%	12/1/15	250	246
	Travelers Cos., Inc.	6.250%	6/20/16	625	635
	UnitedHealth Group, Inc.	5.500%	11/15/12	100	100
	UnitedHealth Group, Inc.	4.875%	2/15/13	450	438
	UnitedHealth Group, Inc.	4.875%	4/1/13	425	409
	UnitedHealth Group, Inc.	5.000%	8/15/14	175	167
	UnitedHealth Group, Inc.	4.875%	3/15/15	425	389
	UnitedHealth Group, Inc.	6.000%	6/15/17	225	208
	UnitedHealth Group, Inc.	6.000%	11/15/17	150	138
	UnitedHealth Group, Inc.	5.800%	3/15/36	150	115
	UnitedHealth Group, Inc.	6.500%	6/15/37	250	208
	UnitedHealth Group, Inc.	6.625%	11/15/37	475	402
	UnitedHealth Group, Inc.	6.875%	2/15/38	525	474
	WellPoint Inc.	5.000%	1/15/11	775	774
	WellPoint Inc.	6.375%	1/15/12	200	202
	WellPoint Inc.	6.000%	2/15/14	250	251
	WellPoint Inc.	5.000%	12/15/14	400	381
	WellPoint Inc.	5.250%	1/15/16	75	69
	WellPoint Inc.	5.875%	6/15/17	20	19
	WellPoint Inc.	5.950%	12/15/34	925	761
	WellPoint Inc.	5.850%	1/15/36	1,200	971
	Willis North America Inc.	5.625%	7/15/15	350	249
	Willis North America Inc.	6.200%	3/28/17	620	428
	XL Capital Ltd.	5.250%	9/15/14	775	510
	XL Capital Ltd.	6.375%	11/15/24	100	53
	XL Capital Ltd.	6.250%	5/15/27	675	335
[2]	XL Capital Ltd.	6.500%	12/15/49	400	73

	Other Finance (0.1%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	850	856
	Chicago Mercantile Exchange Group Inc.	5.750%	2/15/14	300	311
	Orix Corp.	5.480%	11/22/11	550	375
	XTRA Finance Corp.	5.150%	4/1/17	1,500	1,517

	Real Estate Investment Trusts (0.3%)
	AMB Property LP	6.300%	6/1/13	225	167
	Arden Realty LP	5.250%	3/1/15	75	61
	AvalonBay Communities, Inc.	5.500%	1/15/12	200	183
	AvalonBay Communities, Inc.	5.750%	9/15/16	100	82

Boston Properties, Inc.	6.250%	1/15/13	425	362
Boston Properties, Inc.	5.625%	4/15/15	275	212
Brandywine Operating Partnership	5.750%	4/1/12	790	544
Brandywine Operating Partnership	5.400%	11/1/14	75	38
Brandywine Operating Partnership	5.700%	5/1/17	480	228
Camden Property Trust	5.700%	5/15/17	375	286
Colonial Realty LP	5.500%	10/1/15	700	454
Developers Diversified Realty Corp.	5.375%	10/15/12	935	406
Duke Realty LP	5.950%	2/15/17	175	110
ERP Operating LP	6.625%	3/15/12	125	116
ERP Operating LP	5.500%	10/1/12	475	418
ERP Operating LP	5.125%	3/15/16	775	619
ERP Operating LP	5.375%	8/1/16	175	128
ERP Operating LP	5.750%	6/15/17	325	258
HCP Inc.	6.700%	1/30/18	300	206
Health Care Property Investors, Inc.	6.450%	6/25/12	1,300	1,093
Health Care Property Investors, Inc.	5.650%	12/15/13	180	139
Health Care Property Investors, Inc.	6.300%	9/15/16	290	205
Health Care REIT, Inc.	6.200%	6/1/16	1,200	896
Hospitality Properties	5.125%	2/15/15	500	256
HRPT Properties Trust	6.250%	8/15/16	175	100
HRPT Properties Trust	6.250%	6/15/17	450	253
Kimco Realty Corp.	5.783%	3/15/16	100	66
Liberty Property LP	5.125%	3/2/15	1,425	984
Liberty Property LP	5.500%	12/15/16	125	81
National Retail Properties	6.875%	10/15/17	325	217
Nationwide Health Properties, Inc.	6.250%	2/1/13	475	395
ProLogis	5.500%	3/1/13	125	74
ProLogis	5.625%	11/15/15	550	286
ProLogis	5.750%	4/1/16	375	194
ProLogis	5.625%	11/15/16	400	200
Realty Income Corp.	6.750%	8/15/19	1,435	980
Regency Centers LP	6.750%	1/15/12	1,000	842
Simon Property Group Inc.	4.600%	6/15/10	625	589
Simon Property Group Inc.	4.875%	8/15/10	225	213
Simon Property Group Inc.	5.600%	9/1/11	350	317
Simon Property Group Inc.	5.000%	3/1/12	250	215
Simon Property Group Inc.	5.300%	5/30/13	1,035	854
Simon Property Group Inc.	5.750%	12/1/15	700	555
Simon Property Group Inc.	6.100%	5/1/16	100	77
Simon Property Group Inc.	5.875%	3/1/17	700	545
Simon Property Group Inc.	6.125%	5/30/18	700	556
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	375	267
Vornado Realty	5.600%	2/15/11	675	633
				385,597
Industrial (9.3%)
Basic Industry (0.7%)
Agrium Inc.	6.750%	1/15/19	175	163
Alcan, Inc.	6.450%	3/15/11	425	415
Alcan, Inc.	4.875%	9/15/12	500	444
Alcan, Inc.	4.500%	5/15/13	350	294
Alcan, Inc.	5.000%	6/1/15	75	59
Alcan, Inc.	6.125%	12/15/33	1,175	834
Alcoa, Inc.	5.720%	2/23/19	1,315	802
Alcoa, Inc.	5.870%	2/23/22	310	188

Alcoa, Inc.	5.900%	2/1/27	750	427
ArcelorMittal	5.375%	6/1/13	1,375	1,076
ArcelorMittal	6.125%	6/1/18	600	433
Barrick Gold Finance Inc.	4.875%	11/15/14	175	164
Barrick Gold Finance Inc.	6.950%	4/1/19	250	251
Barrick North America Finance LLC	6.800%	9/15/18	350	345
Barrick North America Finance LLC	7.500%	9/15/38	500	477
BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	550	550
BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	665	670
BHP Billiton Finance (USA) Ltd.	5.250%	12/15/15	525	512
BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	210	204
BHP Billiton Finance (USA) Ltd.	6.500%	4/1/19	750	761
BHP Billiton Finance (USA) Ltd.	8.500%	12/1/12	200	212
Celulosa Arauco Constitution SA	8.625%	8/15/10	550	567
Celulosa Arauco Constitution SA	5.625%	4/20/15	600	578
Commercial Metals Co.	6.500%	7/15/17	225	165
Commercial Metals Co.	7.350%	8/15/18	575	438
Dow Chemical Co.	6.125%	2/1/11	1,150	1,071
Dow Chemical Co.	6.000%	10/1/12	100	86
Dow Chemical Co.	7.375%	11/1/29	850	545
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	100	103
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	700	718
E.I. du Pont de Nemours & Co.	5.000%	1/15/13	75	78
E.I. du Pont de Nemours & Co.	5.000%	7/15/13	875	907
E.I. du Pont de Nemours & Co.	5.875%	1/15/14	400	423
E.I. du Pont de Nemours & Co.	5.250%	12/15/16	50	48
E.I. du Pont de Nemours & Co.	6.000%	7/15/18	1,050	1,059
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	125	118
Eastman Chemical Co.	7.250%	1/15/24	375	319
Eastman Chemical Co.	7.600%	2/1/27	200	173
Falconbridge Ltd.	7.350%	6/5/12	200	171
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	1,295	1,234
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,375	1,275
Inco Ltd.	7.750%	5/15/12	175	183
Inco Ltd.	5.700%	10/15/15	325	286
International Paper Co.	5.850%	10/30/12	217	180
International Paper Co.	7.400%	6/15/14	570	468
International Paper Co.	5.300%	4/1/15	400	289
Lubrizol Corp.	8.875%	2/1/19	225	231
Lubrizol Corp.	6.500%	10/1/34	625	462
Monsanto Co.	7.375%	8/15/12	350	392
Newmont Mining	5.875%	4/1/35	175	133
Noranda, Inc.	7.250%	7/15/12	700	590
Noranda, Inc.	5.500%	6/15/17	650	444
Nucor Corp.	5.750%	12/1/17	150	152
Nucor Corp.	5.850%	6/1/18	550	556
Nucor Corp.	6.400%	12/1/37	350	331
Placer Dome, Inc.	6.450%	10/15/35	700	562
Plum Creek Timber Co.	5.875%	11/15/15	375	306
Potash Corp. of Saskatchewan	7.750%	5/31/11	1,300	1,396
Praxair, Inc.	4.375%	3/31/14	625	627
Praxair, Inc.	5.250%	11/15/14	550	590
Praxair, Inc.	5.200%	3/15/17	25	24
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	810	726
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	625	547

	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	300	246
[2]	Rohm & Haas Co.	9.800%	4/15/20	202	207
	Rohm & Haas Co.	7.850%	7/15/29	625	448
	Southern Copper Corp.	7.500%	7/27/35	625	447
	US Steel Corp.	6.050%	6/1/17	500	300
	US Steel Corp.	7.000%	2/1/18	500	326
	Vale Overseas Ltd.	6.250%	1/11/16	100	99
	Vale Overseas Ltd.	6.250%	1/23/17	325	321
	Vale Overseas Ltd.	8.250%	1/17/34	250	247
	Vale Overseas Ltd.	6.875%	11/21/36	2,324	1,995
	Weyerhaeuser Co.	7.375%	3/15/32	1,400	952
	WMC Finance USA	5.125%	5/15/13	700	686

	Capital Goods (0.9%)
	3M Co.	5.125%	11/6/09	125	128
	3M Co.	4.500%	11/1/11	700	745
	Allied Waste North America Inc.	7.875%	4/15/13	400	399
	Allied Waste North America Inc.	7.125%	5/15/16	125	116
[2,4]	BAE Systems Asset Trust	7.156%	12/15/11	29	30
	Bemis Co. Inc.	4.875%	4/1/12	325	301
	Black & Decker Corp.	7.125%	6/1/11	350	354
	Boeing Capital Corp.	7.375%	9/27/10	300	320
	Boeing Capital Corp.	6.500%	2/15/12	1,475	1,566
	Boeing Co.	7.250%	6/15/25	625	642
	Boeing Co.	8.750%	9/15/31	125	147
	Boeing Co.	6.125%	2/15/33	50	47
	Caterpillar Financial Services Corp.	4.150%	1/15/10	1,850	1,873
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,275	1,288
	Caterpillar Financial Services Corp.	4.250%	2/8/13	850	816
	Caterpillar Financial Services Corp.	6.125%	2/17/14	1,625	1,575
	Caterpillar Financial Services Corp.	4.750%	2/17/15	100	91
	Caterpillar Financial Services Corp.	4.625%	6/1/15	200	180
	Caterpillar Financial Services Corp.	7.150%	2/15/19	850	783
	Caterpillar, Inc.	7.300%	5/1/31	725	728
	Caterpillar, Inc.	7.375%	3/1/97	550	519
	Cooper Industries, Inc.	5.250%	11/15/12	400	412
	CRH America Inc.	5.625%	9/30/11	375	328
	CRH America Inc.	6.950%	3/15/12	575	496
	CRH America Inc.	5.300%	10/15/13	325	247
	CRH America Inc.	6.000%	9/30/16	775	558
	CRH America Inc.	6.400%	10/15/33	250	134
	Danaher Corp.	5.625%	1/15/18	275	282
	Deere & Co.	6.950%	4/25/14	250	272
	Deere & Co.	8.100%	5/15/30	850	931
	Deere & Co.	7.125%	3/3/31	475	484
	Dover Corp.	5.450%	3/15/18	575	584
	Dover Corp.	6.600%	3/15/38	325	340
	Eaton Corp.	5.600%	5/15/18	225	209
	Embraer Overseas Ltd.	6.375%	1/24/17	225	182
	Emerson Electric Co.	7.125%	8/15/10	625	664
	Emerson Electric Co.	4.500%	5/1/13	300	308
	Emerson Electric Co.	5.250%	10/15/18	650	671
	Emerson Electric Co.	4.875%	10/15/19	625	632
	General Dynamics Corp.	4.500%	8/15/10	125	129
	General Dynamics Corp.	4.250%	5/15/13	1,225	1,262

	General Electric Co.	5.000%	2/1/13	2,175	2,182
	General Electric Co.	5.250%	12/6/17	1,480	1,379
	Goodrich Corp.	6.800%	7/1/36	80	73
	Harsco Corp.	5.750%	5/15/18	550	535
	Honeywell International, Inc.	6.125%	11/1/11	250	272
	Honeywell International, Inc.	5.625%	8/1/12	475	512
	Honeywell International, Inc.	4.250%	3/1/13	200	206
	Honeywell International, Inc.	3.875%	2/15/14	700	702
	Honeywell International, Inc.	5.300%	3/1/18	100	102
	Honeywell International, Inc.	5.000%	2/15/19	525	524
	Honeywell International, Inc.	5.700%	3/15/36	100	96
[4]	Illinois Tool Works, Inc.	5.150%	4/1/14	625	629
[4]	Illinois Tool Works, Inc.	6.250%	4/1/19	350	352
	Ingersoll-Rand GL Holding Co.	6.000%	8/15/13	325	316
	Ingersoll-Rand GL Holding Co.	9.500%	4/15/14	425	425
	Ingersoll-Rand GL Holding Co.	6.875%	8/15/18	325	302
	John Deere Capital Corp	4.950%	12/17/12	50	51
	John Deere Capital Corp.	5.400%	10/17/11	1,025	1,064
	John Deere Capital Corp.	5.350%	1/17/12	325	331
	John Deere Capital Corp.	5.250%	10/1/12	900	912
	John Deere Capital Corp.	4.900%	9/9/13	250	249
	John Deere Capital Corp.	5.500%	4/13/17	100	98
	Joy Global, Inc.	6.000%	11/15/16	175	146
	Lafarge SA	6.150%	7/15/11	50	45
	Lafarge SA	6.500%	7/15/16	650	468
	Lafarge SA	7.125%	7/15/36	550	314
	Lockheed Martin Corp.	7.650%	5/1/16	1,025	1,190
	Lockheed Martin Corp.	6.150%	9/1/36	550	564
	Martin Marietta Material	6.600%	4/15/18	625	527
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	450	480
	Northrop Grumman Corp.	7.125%	2/15/11	225	241
	Northrop Grumman Corp.	7.750%	3/1/16	200	231
	Northrop Grumman Corp.	7.750%	2/15/31	150	187
	Parker-Hannifin Corp.	5.500%	5/15/18	175	174
	Parker-Hannifin Corp.	6.250%	5/15/38	175	158
	Raytheon Co.	4.850%	1/15/11	550	567
	Raytheon Co.	5.500%	11/15/12	525	551
	Raytheon Co.	7.200%	8/15/27	350	392
	Republic Services, Inc.	6.750%	8/15/11	250	251
	Republic Services, Inc.	6.086%	3/15/35	250	174
	Rockwell Automation	5.650%	12/1/17	225	228
	Rockwell Automation	6.700%	1/15/28	125	131
	Rockwell Automation	6.250%	12/1/37	550	538
	Roper Industries Inc.	6.625%	8/15/13	1,000	1,010
	Textron Financial Corp.	5.125%	11/1/10	325	218
	Textron Financial Corp.	5.400%	4/28/13	325	196
	Textron, Inc.	6.500%	6/1/12	725	503
	TRW, Inc.	7.750%	6/1/29	525	560
	Tyco International Group SA	6.750%	2/15/11	1,975	1,991
	Tyco International Group SA	7.000%	12/15/19	850	736
	United Technologies Corp.	4.375%	5/1/10	525	540
	United Technologies Corp.	7.125%	11/15/10	175	188
	United Technologies Corp.	6.350%	3/1/11	750	803
	United Technologies Corp.	6.100%	5/15/12	200	215

United Technologies Corp.	4.875%	5/1/15	225	237
United Technologies Corp.	5.375%	12/15/17	500	515
United Technologies Corp.	8.875%	11/15/19	625	774
United Technologies Corp.	7.500%	9/15/29	250	285
United Technologies Corp.	5.400%	5/1/35	350	320
USA Waste Services, Inc.	7.000%	7/15/28	80	73
Vulcan Materials Co.	6.300%	6/15/13	275	269
Vulcan Materials Co.	7.000%	6/15/18	475	425
Waste Management, Inc.	7.375%	8/1/10	125	129
Waste Management, Inc.	6.375%	11/15/12	175	177
Waste Management, Inc.	6.375%	3/11/15	275	273
Waste Management, Inc.	7.375%	3/11/19	200	205

Communication (2.2%)
America Movil SA de C.V.	5.500%	3/1/14	175	166
America Movil SA de C.V.	5.750%	1/15/15	1,075	1,023
America Movil SA de C.V.	6.375%	3/1/35	475	382
America Movil SA de C.V.	6.125%	11/15/37	550	422
AT&T Inc.	5.300%	11/15/10	475	490
AT&T Inc.	6.250%	3/15/11	300	314
AT&T Inc.	5.875%	2/1/12	635	666
AT&T Inc.	5.875%	8/15/12	1,015	1,073
AT&T Inc.	4.950%	1/15/13	760	772
AT&T Inc.	4.850%	2/15/14	1,100	1,112
AT&T Inc.	5.100%	9/15/14	2,835	2,827
AT&T Inc.	5.625%	6/15/16	870	857
AT&T Inc.	5.800%	2/15/19	1,550	1,507
AT&T Inc.	8.000%	11/15/31	2,450	2,658
AT&T Inc.	6.450%	6/15/34	700	638
AT&T Inc.	6.500%	9/1/37	2,300	2,065
AT&T Inc.	6.300%	1/15/38	850	747
AT&T Inc.	6.550%	2/15/39	950	862
AT&T Wireless	7.875%	3/1/11	1,015	1,073
AT&T Wireless	8.125%	5/1/12	525	576
AT&T Wireless	8.750%	3/1/31	740	807
BellSouth Capital Funding Corp.	7.875%	2/15/30	475	480
BellSouth Corp.	5.200%	9/15/14	25	25
BellSouth Corp.	5.200%	12/15/16	375	367
BellSouth Corp.	6.875%	10/15/31	325	313
BellSouth Corp.	6.550%	6/15/34	350	318
BellSouth Corp.	6.000%	11/15/34	405	358
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,210	1,075
British Telecommunications PLC	8.625%	12/15/10	1,065	1,109
British Telecommunications PLC	5.150%	1/15/13	490	456
British Telecommunications PLC	5.950%	1/15/18	550	441
British Telecommunications PLC	9.125%	12/15/30	1,450	1,325
CBS Corp.	6.625%	5/15/11	945	907
CBS Corp.	5.625%	8/15/12	335	287
CBS Corp.	7.875%	7/30/30	430	267
CBS Corp.	5.500%	5/15/33	125	66
CenturyTel Enterprises	6.875%	1/15/28	125	91
CenturyTel, Inc.	7.875%	8/15/12	175	175
Cingular Wireless LLC	6.500%	12/15/11	1,600	1,687
Cingular Wireless LLC	7.125%	12/15/31	1,070	1,025

Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	65	70
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	125	139
Comcast Cable Communications, Inc.	6.750%	1/30/11	2,550	2,649
Comcast Cable Communications, Inc.	8.875%	5/1/17	450	497
Comcast Corp.	5.500%	3/15/11	540	548
Comcast Corp.	5.300%	1/15/14	1,150	1,117
Comcast Corp.	6.500%	1/15/15	185	184
Comcast Corp.	5.900%	3/15/16	225	216
Comcast Corp.	6.500%	1/15/17	150	148
Comcast Corp.	6.300%	11/15/17	100	97
Comcast Corp.	6.500%	11/15/35	4,675	4,109
Comcast Corp.	6.400%	5/15/38	125	109
Cox Communications, Inc.	7.125%	10/1/12	325	321
Cox Communications, Inc.	5.450%	12/15/14	960	858
Deutsche Telekom International Finance	8.500%	6/15/10	2,750	2,891
Deutsche Telekom International Finance	5.750%	3/23/16	620	615
Deutsche Telekom International Finance	8.750%	6/15/30	1,575	1,666
Embarq Corp.	7.082%	6/1/16	1,950	1,770
Embarq Corp.	7.995%	6/1/36	175	131
France Telecom	7.750%	3/1/11	1,800	1,931
France Telecom	8.500%	3/1/31	1,150	1,458
Grupo Televisa SA	6.625%	3/18/25	450	369
GTE Corp.	8.750%	11/1/21	125	139
Koninklijke KPN NV	8.000%	10/1/10	855	889
Koninklijke KPN NV	8.375%	10/1/30	350	366
McGraw-Hill Cos. Inc.	5.375%	11/15/12	550	527
McGraw-Hill Cos. Inc.	5.900%	11/15/17	600	527
New England Telephone & Telegraph Co.	7.875%	11/15/29	1,335	1,259
News America Holdings, Inc.	8.000%	10/17/16	615	582
News America Holdings, Inc.	8.150%	10/17/36	125	109
News America Inc.	6.200%	12/15/34	1,850	1,284
News America Inc.	6.400%	12/15/35	2,425	1,788
Omnicom Group Inc.	5.900%	4/15/16	25	22
Qwest Communications International Inc.	7.875%	9/1/11	550	542
Qwest Communications International Inc.	8.875%	3/15/12	550	543
Qwest Communications International Inc.	7.500%	10/1/14	500	455
Qwest Communications International Inc.	6.500%	6/1/17	350	292
R.R. Donnelley & Sons Co.	4.950%	5/15/10	675	647
R.R. Donnelley & Sons Co.	5.625%	1/15/12	225	185
R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	76
R.R. Donnelley & Sons Co.	5.500%	5/15/15	125	82
Reed Elsevier Capital	4.625%	6/15/12	75	69
Reed Elsevier Capital	7.750%	1/15/14	400	404
Reed Elsevier Capital	8.625%	1/15/19	400	412
Rogers Communications Inc.	6.375%	3/1/14	2,300	2,320
Rogers Communications Inc.	5.500%	3/15/14	650	639
Rogers Communications Inc.	6.800%	8/15/18	775	770

TCI Communications, Inc.	8.750%	8/1/15	475	511
TCI Communications, Inc.	7.875%	2/15/26	255	234
Tele-Communications, Inc.	7.875%	8/1/13	200	208
Telecom Italia Capital	6.200%	7/18/11	1,265	1,240
Telecom Italia Capital	5.250%	11/15/13	370	335
Telecom Italia Capital	4.950%	9/30/14	160	139
Telecom Italia Capital	5.250%	10/1/15	250	211
Telecom Italia Capital	6.375%	11/15/33	2,110	1,509
Telecom Italia Capital	6.000%	9/30/34	25	17
Telecom Italia Capital	7.200%	7/18/36	480	384
Telecom Italia Capital	7.721%	6/4/38	45	38
Telefonica Emisiones SAU	5.984%	6/20/11	675	697
Telefonica Emisiones SAU	6.421%	6/20/16	1,550	1,603
Telefonica Emisiones SAU	7.045%	6/20/36	805	822
Telefonica Europe BV	7.750%	9/15/10	1,025	1,074
Telefonica Europe BV	8.250%	9/15/30	300	345
Telefonos de Mexico SA	5.500%	1/27/15	2,100	1,937
Telus Corp.	8.000%	6/1/11	825	860
Thomson Corp.	6.200%	1/5/12	325	320
Thomson Corp.	5.700%	10/1/14	775	771
Thomson Corp.	6.500%	7/15/18	75	70
Thomson Corp.	5.500%	8/15/35	175	124
Thomson Reuters Corp.	5.950%	7/15/13	265	260
Time Warner Cable Inc.	5.400%	7/2/12	425	411
Time Warner Cable Inc.	6.200%	7/1/13	1,275	1,245
Time Warner Cable Inc.	8.250%	2/14/14	250	262
Time Warner Cable Inc.	7.500%	4/1/14	300	307
Time Warner Cable Inc.	6.750%	7/1/18	1,525	1,432
Time Warner Cable Inc.	8.750%	2/14/19	675	719
Time Warner Cable Inc.	8.250%	4/1/19	375	386
Time Warner Cable Inc.	6.550%	5/1/37	425	358
Time Warner Entertainment	10.150%	5/1/12	250	261
Time Warner Entertainment	8.875%	10/1/12	475	489
Time Warner Entertainment	8.375%	3/15/23	250	237
Time Warner Entertainment	8.375%	7/15/33	1,425	1,363
US Cellular	6.700%	12/15/33	250	190
US West Communications Group	7.500%	6/15/23	475	359
US West Communications Group	6.875%	9/15/33	475	311
Verizon Communications Corp.	5.350%	2/15/11	150	154
Verizon Communications Corp.	5.550%	2/15/16	1,600	1,570
Verizon Communications Corp.	8.750%	11/1/18	625	713
Verizon Communications Corp.	6.350%	4/1/19	1,075	1,061
Verizon Communications Corp.	6.400%	2/15/38	780	712
Verizon Communications Corp.	6.900%	4/15/38	110	105
Verizon Communications Corp.	8.950%	3/1/39	2,025	2,316
Verizon Communications Corp.	7.350%	4/1/39	1,325	1,292
Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,668
Verizon Global Funding Corp.	4.900%	9/15/15	700	671
Verizon Global Funding Corp.	7.750%	12/1/30	1,025	1,085
Verizon Global Funding Corp.	5.850%	9/15/35	1,725	1,476
Verizon Maryland, Inc.	5.125%	6/15/33	105	78
Verizon New England, Inc.	6.500%	9/15/11	525	545
Verizon New York, Inc.	6.875%	4/1/12	210	215
Verizon New York, Inc.	7.375%	4/1/32	175	165
Verizon Pennsylvania, Inc.	5.650%	11/15/11	625	643

	Verizon Virginia, Inc.	4.625%	3/15/13	200	195
[4]	Verizon Wireless Capital	5.250%	2/1/12	925	935
[4]	Verizon Wireless Capital	7.375%	11/15/13	2,150	2,314
[4]	Verizon Wireless Capital	8.500%	11/15/18	1,000	1,150
[4]	Verizon Wireless Captial	5.550%	2/1/14	2,000	2,005
	Vodafone AirTouch PLC	7.875%	2/15/30	625	702
	Vodafone Group PLC	5.350%	2/27/12	1,375	1,411
	Vodafone Group PLC	5.000%	12/16/13	200	203
	Vodafone Group PLC	5.375%	1/30/15	575	573
	Vodafone Group PLC	5.750%	3/15/16	325	324
	Vodafone Group PLC	5.625%	2/27/17	725	713
	Vodafone Group PLC	6.250%	11/30/32	900	861
	Vodafone Group PLC	6.150%	2/27/37	225	209
	Washington Post Co.	7.250%	2/1/19	250	251
	WPP Finance USA Corp.	5.875%	6/15/14	325	255

	Consumer Cyclical (1.0%)
	Best Buy Co.	6.750%	7/15/13	325	313
	Brinker International Inc.	5.750%	6/1/14	100	75
	Costco Wholesale Corp.	5.500%	3/15/17	1,400	1,457
	CVS Caremark Corp.	5.750%	8/15/11	575	605
	CVS Caremark Corp.	4.875%	9/15/14	175	174
	CVS Caremark Corp.	5.750%	6/1/17	325	315
	CVS Caremark Corp.	6.250%	6/1/27	800	734
[2]	CVS Caremark Corp.	6.302%	6/1/37	500	298
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	175	171
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	150	151
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	2,750	2,643
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	1,800	1,644
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	825	752
	Darden Restaurants Inc.	5.625%	10/15/12	450	424
	Darden Restaurants Inc.	6.800%	10/15/37	325	225
	Federated Retail Holding	5.350%	3/15/12	600	474
	Federated Retail Holding	5.900%	12/1/16	1,650	1,049
	Home Depot Inc.	4.625%	8/15/10	750	753
	Home Depot Inc.	5.250%	12/16/13	875	847
	Home Depot Inc.	5.400%	3/1/16	1,125	1,012
	J.C. Penney Co., Inc.	7.950%	4/1/17	600	488
	J.C. Penney Co., Inc.	5.750%	2/15/18	775	537
	J.C. Penney Co., Inc.	6.375%	10/15/36	700	439
	J.C. Penney Co., Inc.	7.400%	4/1/37	175	115
	Johnson Controls, Inc.	5.250%	1/15/11	175	169
	Johnson Controls, Inc.	6.000%	1/15/36	200	111
	Kohl's Corp.	6.250%	12/15/17	275	250
	Kohl's Corp.	6.000%	1/15/33	150	101
	Kohl's Corp.	6.875%	12/15/37	250	185
	Lowe's Cos., Inc.	5.600%	9/15/12	150	157
	Lowe's Cos., Inc.	5.400%	10/15/16	700	712
	Lowe's Cos., Inc.	6.100%	9/15/17	325	345
	Lowe's Cos., Inc.	6.875%	2/15/28	325	322

Lowe's Cos., Inc.	5.800%	10/15/36	625	561
Macy's Retail Holdings Inc.	5.750%	7/15/14	525	362
Macy's Retail Holdings Inc.	6.790%	7/15/27	125	71
Macy's Retail Holdings Inc.	7.000%	2/15/28	150	80
Macys Retail Holdings Inc.	6.900%	4/1/29	475	242
Marriott International	4.625%	6/15/12	200	172
Marriott International	5.625%	2/15/13	300	258
Marriott International	6.200%	6/15/16	300	247
Marriott International	6.375%	6/15/17	300	244
McDonald's Corp.	6.000%	4/15/11	325	345
McDonald's Corp.	5.300%	3/15/17	100	105
McDonald's Corp.	5.800%	10/15/17	475	517
McDonald's Corp.	5.350%	3/1/18	650	713
McDonald's Corp.	5.000%	2/1/19	250	261
McDonald's Corp.	6.300%	10/15/37	300	312
McDonald's Corp.	5.700%	2/1/39	325	311
Nordstrom, Inc.	6.250%	1/15/18	125	99
Nordstrom, Inc.	6.950%	3/15/28	125	84
Nordstrom, Inc.	7.000%	1/15/38	200	138
Paccar Inc.	6.875%	2/15/14	325	338
Staples Inc.	7.750%	4/1/11	225	231
Staples Inc.	9.750%	1/15/14	325	339
Target Corp.	7.500%	8/15/10	175	187
Target Corp.	6.350%	1/15/11	200	212
Target Corp.	5.875%	3/1/12	575	611
Target Corp.	5.125%	1/15/13	700	726
Target Corp.	4.000%	6/15/13	260	262
Target Corp.	6.000%	1/15/18	725	727
Target Corp.	7.000%	7/15/31	1,000	1,004
Target Corp.	6.350%	11/1/32	100	94

Vanguard Institutional Total Bond Market Index Fund

Schedule of Investments

As of March 31, 2009

Target Corp.	7.000%	1/15/38	1,225	1,158
The Walt Disney Co.	5.700%	7/15/11	925	992
The Walt Disney Co.	6.375%	3/1/12	475	514
The Walt Disney Co.	4.500%	12/15/13	525	536
The Walt Disney Co.	5.625%	9/15/16	1,000	1,040
The Walt Disney Co.	5.875%	12/15/17	650	679
Time Warner, Inc.	6.750%	4/15/11	575	594
Time Warner, Inc.	6.875%	5/1/12	400	407
Time Warner, Inc.	9.125%	1/15/13	1,650	1,737
Time Warner, Inc.	9.150%	2/1/23	200	204
Time Warner, Inc.	7.570%	2/1/24	40	35
Time Warner, Inc.	6.950%	1/15/28	130	113
Time Warner, Inc.	6.625%	5/15/29	1,175	985
Time Warner, Inc.	7.625%	4/15/31	1,010	881
Time Warner, Inc.	7.700%	5/1/32	1,295	1,137
Toll Brothers, Inc.	5.950%	9/15/13	325	290
Toll Brothers, Inc.	5.150%	5/15/15	200	168
Toyota Motor Credit Corp.	4.350%	12/15/10	350	358
Toyota Motor Credit Corp.	5.450%	5/18/11	225	235
VF Corp.	5.950%	11/1/17	325	311
VF Corp.	6.450%	11/1/37	275	239
Viacom Inc.	5.750%	4/30/11	525	511
Viacom Inc.	6.250%	4/30/16	175	152
Viacom Inc.	6.125%	10/5/17	925	800
Wal-Mart Stores, Inc.	4.125%	7/1/10	400	412
Wal-Mart Stores, Inc.	4.750%	8/15/10	475	497
Wal-Mart Stores, Inc.	4.550%	5/1/13	1,825	1,937
Wal-Mart Stores, Inc.	7.250%	6/1/13	475	549
Wal-Mart Stores, Inc.	4.500%	7/1/15	2,625	2,789
Wal-Mart Stores, Inc.	5.375%	4/5/17	150	160
Wal-Mart Stores, Inc.	5.800%	2/15/18	300	328
Wal-Mart Stores, Inc.	5.875%	4/5/27	1,800	1,843
Wal-Mart Stores, Inc.	7.550%	2/15/30	625	732
Wal-Mart Stores, Inc.	5.250%	9/1/35	250	225
Wal-Mart Stores, Inc.	6.500%	8/15/37	375	389
Wal-Mart Stores, Inc.	6.200%	4/15/38	70	71
Walgreen Co.	4.875%	8/1/13	525	558
Walgreen Co.	5.250%	1/15/19	1,050	1,051
Western Union Co.	5.400%	11/17/11	175	177
Western Union Co.	6.500%	2/26/14	1,050	1,065
Western Union Co.	5.930%	10/1/16	400	369
Western Union Co.	6.200%	11/17/36	250	201
Yum! Brands, Inc.	8.875%	4/15/11	250	267
Yum! Brands, Inc.	7.700%	7/1/12	175	183
Yum! Brands, Inc.	6.875%	11/15/37	1,075	902

Consumer Noncyclical (2.4%)
Abbott Laboratories	3.750%	3/15/11	475	491
Abbott Laboratories	5.600%	5/15/11	50	54
Abbott Laboratories	5.150%	11/30/12	425	460
Abbott Laboratories	4.350%	3/15/14	725	760
Abbott Laboratories	5.875%	5/15/16	750	797
Abbott Laboratories	5.600%	11/30/17	1,225	1,282
Abbott Laboratories	5.125%	4/1/19	1,350	1,362

Abbott Laboratories	6.000%	4/1/39	175	173
Allergan Inc.	5.750%	4/1/16	100	96
Altria Group, Inc.	8.500%	11/10/13	1,325	1,451
Altria Group, Inc.	9.700%	11/10/18	425	463
Altria Group, Inc.	9.250%	8/6/19	1,150	1,230
Altria Group, Inc.	9.950%	11/10/38	475	474
Altria Group, Inc.	10.200%	2/6/39	1,300	1,323
AmerisourceBergen Corp.	5.625%	9/15/12	150	148
AmerisourceBergen Corp.	5.875%	9/15/15	1,605	1,498
Amgen Inc.	4.850%	11/18/14	525	543
Amgen Inc.	5.850%	6/1/17	1,625	1,675
Amgen Inc.	5.700%	2/1/19	475	485
Amgen Inc.	6.375%	6/1/37	500	482
Amgen Inc.	6.400%	2/1/39	340	326
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	500	508
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	325	282
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	950	710
Archer-Daniels-Midland Co.	5.450%	3/15/18	850	848
Archer-Daniels-Midland Co.	7.000%	2/1/31	325	343
Archer-Daniels-Midland Co.	5.935%	10/1/32	975	908
Archer-Daniels-Midland Co.	5.375%	9/15/35	250	219
Archer-Daniels-Midland Co.	6.450%	1/15/38	275	278
AstraZeneca PLC	5.400%	9/15/12	475	506
AstraZeneca PLC	5.400%	6/1/14	200	213
AstraZeneca PLC	5.900%	9/15/17	1,075	1,139
AstraZeneca PLC	6.450%	9/15/37	1,550	1,599
Baxter Finco, BV	4.750%	10/15/10	625	646
Baxter International, Inc.	5.900%	9/1/16	450	474
Baxter International, Inc.	6.250%	12/1/37	275	284
Biogen Idec Inc.	6.000%	3/1/13	875	880
Biogen Idec Inc.	6.875%	3/1/18	1,300	1,274
Bottling Group LLC	4.625%	11/15/12	1,700	1,762
Bottling Group LLC	5.000%	11/15/13	225	237
Bottling Group LLC	6.950%	3/15/14	1,125	1,275
Bottling Group LLC	5.500%	4/1/16	400	423
Bristol-Myers Squibb Co.	5.250%	8/15/13	700	742
Bristol-Myers Squibb Co.	5.450%	5/1/18	225	229
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,300	1,251
Bristol-Myers Squibb Co.	6.875%	8/1/97	125	124
Bunge Ltd. Finance Corp.	5.100%	7/15/15	175	137
C.R. Bard, Inc.	6.700%	12/1/26	550	582
Campbell Soup Co.	6.750%	2/15/11	950	1,027
Cardinal Health, Inc.	5.650%	6/15/12	150	148
Cardinal Health, Inc.	5.800%	10/15/16	400	363
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	675	756
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	495	543
Clorox Co.	4.200%	1/15/10	25	25
Clorox Co.	5.450%	10/15/12	400	412
Coca-Cola Co.	5.350%	11/15/17	925	985
Coca-Cola Co.	4.875%	3/15/19	925	928
Coca-Cola Enterprises Inc.	5.000%	8/15/13	725	754
Coca-Cola Enterprises Inc.	7.375%	3/3/14	225	255
Coca-Cola Enterprises Inc.	8.500%	2/1/22	350	404
Coca-Cola Enterprises Inc.	7.000%	10/1/26	900	931
Coca-Cola Enterprises Inc.	6.950%	11/15/26	375	386

Coca-Cola Enterprises Inc.	6.750%	9/15/28	175	177
ConAgra Foods, Inc.	7.875%	9/15/10	491	517
ConAgra Foods, Inc.	7.125%	10/1/26	325	314
ConAgra Foods, Inc.	7.000%	10/1/28	75	71
ConAgra Foods, Inc.	8.250%	9/15/30	175	183
Covidien International	6.000%	10/15/17	850	862
Covidien International	6.550%	10/15/37	550	539
Delhaize America Inc.	5.875%	2/1/14	425	424
Diageo Capital PLC	5.200%	1/30/13	250	255
Diageo Capital PLC	7.375%	1/15/14	1,500	1,660
Diageo Capital PLC	5.750%	10/23/17	775	787
Diageo Finance BV	5.300%	10/28/15	100	100
Dr. Pepper Snapple Group	6.120%	5/1/13	125	123
Dr. Pepper Snapple Group	6.820%	5/1/18	400	378
Dr. Pepper Snapple Group	7.450%	5/1/38	100	88
Eli Lilly & Co.	3.550%	3/6/12	700	719
Eli Lilly & Co.	6.000%	3/15/12	675	740
Eli Lilly & Co.	5.500%	3/15/27	850	807
Fortune Brands Inc.	5.125%	1/15/11	825	815
Fortune Brands Inc.	5.875%	1/15/36	175	117
Genentech Inc.	4.400%	7/15/10	125	128
Genentech Inc.	4.750%	7/15/15	350	350
Genentech Inc.	5.250%	7/15/35	175	146
General Mills, Inc.	6.000%	2/15/12	1,433	1,508
General Mills, Inc.	5.650%	9/10/12	25	26
General Mills, Inc.	5.250%	8/15/13	800	830
General Mills, Inc.	5.200%	3/17/15	235	238
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,675	1,740
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,075	1,110
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,850	1,858
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,250	1,391
H.J. Heinz Co.	6.625%	7/15/11	775	822
H.J. Heinz Co.	6.750%	3/15/32	625	591
Hasbro Inc.	6.300%	9/15/17	700	633
Hershey Foods Corp.	5.450%	9/1/16	100	100
Hospira, Inc.	5.900%	6/15/14	100	95
Johnson & Johnson	5.550%	8/15/17	900	1,000
Johnson & Johnson	5.150%	7/15/18	175	189
Johnson & Johnson	6.950%	9/1/29	50	58
Johnson & Johnson	4.950%	5/15/33	325	311
Johnson & Johnson	5.950%	8/15/37	850	903
Johnson & Johnson	5.850%	7/15/38	775	807
Kellogg Co.	6.600%	4/1/11	2,025	2,159
Kellogg Co.	4.250%	3/6/13	300	305
Kimberly-Clark Corp.	5.625%	2/15/12	450	476
Kimberly-Clark Corp.	4.875%	8/15/15	625	630
Kimberly-Clark Corp.	6.125%	8/1/17	200	218
Kraft Foods, Inc.	4.125%	11/12/09	475	481
Kraft Foods, Inc.	5.625%	11/1/11	1,450	1,505
Kraft Foods, Inc.	6.250%	6/1/12	75	80
Kraft Foods, Inc.	6.750%	2/19/14	250	272
Kraft Foods, Inc.	6.500%	8/11/17	650	672
Kraft Foods, Inc.	6.500%	11/1/31	1,525	1,429
Kraft Foods, Inc.	7.000%	8/11/37	1,675	1,652
Kraft Foods, Inc.	6.875%	1/26/39	550	532

	Kroger Co.	6.800%	4/1/11	925	974
	Kroger Co.	6.200%	6/15/12	350	365
	Kroger Co.	6.400%	8/15/17	10	10
	Kroger Co.	6.800%	12/15/18	700	721
	Kroger Co.	6.150%	1/15/20	595	587
	Kroger Co.	7.700%	6/1/29	1,025	1,118
	Kroger Co.	8.000%	9/15/29	325	361
	Laboratory Corp. of America	5.625%	12/15/15	275	247
	McKesson Corp.	7.750%	2/1/12	325	346
	McKesson Corp.	5.250%	3/1/13	1,025	1,013
	Medco Health Solutions	7.250%	8/15/13	1,050	1,081
	Medtronic Inc.	4.750%	9/15/15	950	938
	Merck & Co.	4.375%	2/15/13	250	269
	Merck & Co.	4.750%	3/1/15	700	724
	Merck & Co.	6.400%	3/1/28	900	914
	Merck & Co.	5.950%	12/1/28	175	170
	Molson Coors Capital Finance	4.850%	9/22/10	250	253
	Novartis Capital Corp.	4.125%	2/10/14	1,900	1,949
	Novartis Securities Investment Ltd.	5.125%	2/10/19	1,400	1,421
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	325	360
	PepsiAmericas Inc.	5.750%	7/31/12	400	418
	PepsiAmericas Inc.	4.375%	2/15/14	75	75
	PepsiAmericas Inc.	5.000%	5/15/17	425	423
	Pepsico, Inc.	5.150%	5/15/12	325	349
	Pepsico, Inc.	4.650%	2/15/13	225	240
	Pepsico, Inc.	3.750%	3/1/14	1,075	1,099
	Pepsico, Inc.	5.000%	6/1/18	650	675
	Pepsico, Inc.	7.900%	11/1/18	1,300	1,592
	Pfizer, Inc.	4.450%	3/15/12	3,050	3,141
	Pfizer, Inc.	5.350%	3/15/15	1,600	1,692
	Pfizer, Inc.	6.200%	3/15/19	2,175	2,328
	Pfizer, Inc.	7.200%	3/15/39	1,125	1,219
	Pharmacia Corp.	6.600%	12/1/28	525	548
	Philip Morris International Inc	5.650%	5/16/18	405	408
	Philip Morris International Inc.	4.875%	5/16/13	1,075	1,092
	Philip Morris International Inc.	6.875%	3/17/14	1,000	1,081
	Philip Morris International Inc.	6.375%	5/16/38	855	834
	Philips Electronics NV	4.625%	3/11/13	325	324
	Philips Electronics NV	5.750%	3/11/18	775	763
	Philips Electronics NV	6.875%	3/11/38	150	146
	Procter & Gamble Co.	4.950%	8/15/14	700	756
	Procter & Gamble Co.	3.500%	2/15/15	475	475
	Procter & Gamble Co.	4.700%	2/15/19	400	407
	Procter & Gamble Co.	6.450%	1/15/26	1,650	1,799
	Procter & Gamble Co.	5.800%	8/15/34	375	387
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	668	841
	Quest Diagnostic, Inc.	6.400%	7/1/17	115	110
	Quest Diagnostic, Inc.	6.950%	7/1/37	770	683
	Reynolds American Inc.	6.500%	7/15/10	250	251
	Reynolds American Inc.	7.250%	6/1/12	850	842
	Reynolds American Inc.	7.250%	6/15/37	615	443
	Safeway, Inc.	4.950%	8/16/10	475	483
	Safeway, Inc.	6.500%	3/1/11	600	628
	Safeway, Inc.	5.800%	8/15/12	175	182
	Safeway, Inc.	6.350%	8/15/17	175	180

Safeway, Inc.	7.250%	2/1/31	675	728
Schering-Plough Corp.	5.550%	12/1/13	400	419
Schering-Plough Corp.	6.750%	12/1/33	565	596
Sysco Corp.	4.200%	2/12/13	100	103
Sysco Corp.	5.250%	2/12/18	1,400	1,422
Sysco Corp.	5.375%	9/21/35	400	369
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	550	576
Unilever Capital Corp.	7.125%	11/1/10	1,275	1,370
Unilever Capital Corp.	3.650%	2/15/14	450	453
Unilever Capital Corp.	4.800%	2/15/19	225	224
UST, Inc.	5.750%	3/1/18	350	309
Whirlpool Corp.	5.500%	3/1/13	1,325	1,096
Wyeth	6.950%	3/15/11	450	481
Wyeth	5.500%	2/15/16	125	128
Wyeth	6.450%	2/1/24	125	126
Wyeth	6.500%	2/1/34	1,300	1,303
Wyeth	6.000%	2/15/36	300	284
Wyeth	5.950%	4/1/37	1,725	1,624

Energy (1.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	300	265
Amerada Hess Corp.	6.650%	8/15/11	200	204
Amerada Hess Corp.	7.875%	10/1/29	1,095	975
Anadarko Finance Co.	6.750%	5/1/11	925	934
Anadarko Finance Co.	7.500%	5/1/31	10	8
Apache Corp.	6.250%	4/15/12	575	612
Apache Corp.	5.250%	4/15/13	150	156
Apache Corp.	6.000%	9/15/13	400	430
Apache Corp.	5.625%	1/15/17	75	76
Apache Corp.	6.900%	9/15/18	875	955
Apache Corp.	6.000%	1/15/37	250	241
Apache Finance Canada Corp.	7.750%	12/15/29	100	107
Baker Hughes, Inc.	6.875%	1/15/29	125	128
BJ Services Co.	6.000%	6/1/18	100	94
BP Capital Markets PLC	5.250%	11/7/13	1,225	1,311
BP Capital Markets PLC	4.750%	3/10/19	1,750	1,727
Burlington Resources, Inc.	6.680%	2/15/11	550	589
Burlington Resources, Inc.	6.500%	12/1/11	700	762
Burlington Resources, Inc.	7.200%	8/15/31	150	153
Burlington Resources, Inc.	7.400%	12/1/31	1,075	1,122
Canadian Natural Resources	5.150%	2/1/13	75	71
Canadian Natural Resources	4.900%	12/1/14	550	488
Canadian Natural Resources	7.200%	1/15/32	950	838
Canadian Natural Resources	6.450%	6/30/33	700	550
Canadian Natural Resources	6.500%	2/15/37	475	362
Canadian Natural Resources	6.250%	3/15/38	275	212
Canadian Natural Resources	6.750%	2/1/39	25	20
Chevron Corp.	3.450%	3/3/12	725	748
Chevron Corp.	3.950%	3/3/14	800	822
Chevron Corp.	4.950%	3/3/19	1,025	1,055
Conoco Funding Co.	6.350%	10/15/11	925	998
Conoco Funding Co.	7.250%	10/15/31	125	127
Conoco, Inc.	6.950%	4/15/29	25	25
ConocoPhillips	8.750%	5/25/10	400	430
ConocoPhillips	4.750%	2/1/14	475	494

	ConocoPhillips	5.750%	2/1/19	1,650	1,658
	ConocoPhillips Canada	5.300%	4/15/12	1,150	1,206
	ConocoPhillips Canada	5.950%	10/15/36	725	644
	Devon Energy Corp.	5.625%	1/15/14	850	862
	Devon Energy Corp.	7.950%	4/15/32	325	339
	Devon Financing Corp.	6.875%	9/30/11	975	1,021
	Devon Financing Corp.	7.875%	9/30/31	475	486
	Diamond Offshore Drilling	4.875%	7/1/15	25	24
	Encana Corp.	4.750%	10/15/13	75	72
	Encana Corp.	6.500%	8/15/34	925	757
	Encana Corp.	6.625%	8/15/37	1,050	915
	Encana Holdings Finance Corp.	5.800%	5/1/14	550	540
	EOG Resources Inc.	6.125%	10/1/13	600	644
	Halliburton Co.	5.500%	10/15/10	350	365
	Halliburton Co.	6.150%	9/15/19	250	254
	Halliburton Co.	6.700%	9/15/38	1,000	915
	Halliburton Co.	7.450%	9/15/39	1,075	1,073
	Hess Corp.	8.125%	2/15/19	1,000	1,030
	Husky Energy Inc.	6.250%	6/15/12	125	123
	Husky Energy Inc.	6.800%	9/15/37	475	364
	Kerr McGee Corp.	6.875%	9/15/11	625	633
	Kerr McGee Corp.	6.950%	7/1/24	985	758
	Kerr McGee Corp.	7.875%	9/15/31	575	491
	Lasmo Inc.	7.300%	11/15/27	105	112
	Marathon Oil Corp.	6.125%	3/15/12	325	331
	Marathon Oil Corp.	6.000%	7/1/12	350	360
	Marathon Oil Corp.	6.600%	10/1/37	245	194
	Nabors Industries Inc.	6.150%	2/15/18	175	139
[4]	Nabors Industries Inc.	9.250%	1/15/19	1,000	961
	Nexen, Inc.	5.050%	11/20/13	250	228
	Nexen, Inc.	5.650%	5/15/17	400	335
	Nexen, Inc.	7.875%	3/15/32	150	126
	Noble Energy, Inc.	8.000%	4/1/27	450	415
	Norsk Hydro	7.250%	9/23/27	1,150	1,268
	Norsk Hydro	7.150%	1/15/29	200	216
	Occidental Petroleum	4.250%	3/15/10	700	715
	Occidental Petroleum	6.750%	1/15/12	250	268
	Ocean Energy, Inc.	7.250%	10/1/11	50	52
	PanCanadian Energy Corp.	7.200%	11/1/31	325	281
	Petro-Canada	4.000%	7/15/13	175	160
	Petro-Canada	7.875%	6/15/26	250	215
	Petro-Canada	7.000%	11/15/28	200	155
	Petro-Canada	5.350%	7/15/33	200	128
	Petro-Canada	5.950%	5/15/35	250	172
	Petro-Canada Financial Partnership	5.000%	11/15/14	750	663
	Petro-Canada Financial Partnership	6.050%	5/15/18	700	600
	Questar Market Resources	6.050%	9/1/16	275	242
	Shell International Finance BV	5.625%	6/27/11	450	485
	Shell International Finance BV	4.950%	3/22/12	325	345
	Shell International Finance BV	4.000%	3/21/14	1,025	1,038
	Shell International Finance BV	5.200%	3/22/17	300	310
	Shell International Finance BV	6.375%	12/15/38	900	944
	Suncor Energy, Inc.	6.100%	6/1/18	325	277
	Suncor Energy, Inc.	5.950%	12/1/34	175	118
	Sunoco, Inc.	4.875%	10/15/14	100	90

Sunoco, Inc.	5.750%	1/15/17	250	215
Talisman Energy, Inc.	5.125%	5/15/15	75	65
Talisman Energy, Inc.	5.850%	2/1/37	1,075	712
Tosco Corp.	8.125%	2/15/30	1,100	1,195
Transocean Inc.	5.250%	3/15/13	225	224
Transocean Inc.	6.000%	3/15/18	625	589
Transocean Inc.	7.500%	4/15/31	325	306
Transocean Inc.	6.800%	3/15/38	285	251
Valero Energy Corp.	6.875%	4/15/12	625	628
Valero Energy Corp.	9.375%	3/15/19	675	700
Valero Energy Corp.	7.500%	4/15/32	775	604
Valero Energy Corp.	6.625%	6/15/37	1,150	818
Weatherford International Inc.	5.500%	2/15/16	40	33
Weatherford International Inc.	6.350%	6/15/17	600	516
Weatherford International Inc.	9.625%	3/1/19	625	646
Weatherford International Inc.	6.500%	8/1/36	700	502
Weatherford International Inc.	6.800%	6/15/37	150	106
XTO Energy, Inc.	5.900%	8/1/12	325	331
XTO Energy, Inc.	6.250%	4/15/13	350	360
XTO Energy, Inc.	5.750%	12/15/13	1,200	1,220
XTO Energy, Inc.	4.900%	2/1/14	625	605
XTO Energy, Inc.	5.000%	1/31/15	100	94
XTO Energy, Inc.	5.300%	6/30/15	100	95
XTO Energy, Inc.	6.250%	8/1/17	1,225	1,207
XTO Energy, Inc.	6.500%	12/15/18	500	502
XTO Energy, Inc.	6.100%	4/1/36	50	43

Other Industrial (0.0%)
Cintas Corp.	6.125%	12/1/17	325	296

Technology (0.6%)
Agilent Technologies Inc.	6.500%	11/1/17	950	791
Avnet Inc.	6.625%	9/15/16	360	300
BMC Software Inc.	7.250%	6/1/18	250	224
Cisco Systems Inc.	5.250%	2/22/11	2,075	2,195
Cisco Systems Inc.	5.500%	2/22/16	1,000	1,046
Cisco Systems Inc.	4.950%	2/15/19	550	540
Cisco Systems Inc.	5.900%	2/15/39	575	529
Dell Inc.	4.700%	4/15/13	575	577
Dell Inc.	5.650%	4/15/18	325	304
Dell Inc.	6.500%	4/15/38	425	337
Electronic Data Systems	7.125%	10/15/09	315	324
Electronic Data Systems	6.000%	8/1/13	525	555
Equifax Inc.	6.300%	7/1/17	150	122
Equifax Inc.	7.000%	7/1/37	225	158
Fiserv, Inc.	6.125%	11/20/12	550	543
Fiserv, Inc.	6.800%	11/20/17	750	702
Harris Corp.	5.000%	10/1/15	400	353
Hewlett-Packard Co.	4.250%	2/24/12	525	538
Hewlett-Packard Co.	4.500%	3/1/13	550	565
Hewlett-Packard Co.	6.125%	3/1/14	1,000	1,064
Hewlett-Packard Co.	4.750%	6/2/14	850	862
Hewlett-Packard Co.	5.400%	3/1/17	700	714
Hewlett-Packard Co.	5.500%	3/1/18	300	309
IBM International Group Capital	5.050%	10/22/12	550	585

	International Business Machines Corp.	4.950%	3/22/11	250	263
	International Business Machines Corp.	7.500%	6/15/13	550	624
	International Business Machines Corp.	5.700%	9/14/17	2,825	2,924
	International Business Machines Corp.	7.000%	10/30/25	325	351
	International Business Machines Corp.	6.220%	8/1/27	800	805
	International Business Machines Corp.	5.875%	11/29/32	175	169
	International Business Machines Corp.	8.000%	10/15/38	850	1,009
	International Business Machines Corp.	7.125%	12/1/96	100	99
	Intuit Inc.	5.400%	3/15/12	325	307
	Intuit Inc.	5.750%	3/15/17	175	151
	Lexmark International Inc.	5.900%	6/1/13	225	191
	Lexmark International Inc.	6.650%	6/1/18	550	412
	Motorola, Inc.	7.625%	11/15/10	151	145
	Motorola, Inc.	5.375%	11/15/12	350	297
	Motorola, Inc.	7.500%	5/15/25	100	60
	Motorola, Inc.	6.500%	9/1/25	25	15
	Motorola, Inc.	6.500%	11/15/28	175	105
	Motorola, Inc.	6.625%	11/15/37	425	268
	Oracle Corp.	5.000%	1/15/11	850	893
	Oracle Corp.	4.950%	4/15/13	2,900	3,068
	Oracle Corp.	5.250%	1/15/16	850	868
	Oracle Corp.	5.750%	4/15/18	700	726
	Pitney Bowes, Inc.	3.875%	6/15/13	350	346
	Pitney Bowes, Inc.	4.750%	1/15/16	1,975	1,873
	Science Applications International Corp.	6.250%	7/1/12	75	77
	Science Applications International Corp.	5.500%	7/1/33	75	52
	Tyco Electronics Group	6.550%	10/1/17	475	361
	Xerox Capital Trust I	8.000%	2/1/27	375	259
	Xerox Corp.	7.125%	6/15/10	700	715
	Xerox Corp.	6.875%	8/15/11	225	219
	Xerox Corp.	5.500%	5/15/12	490	421
	Xerox Corp.	7.625%	6/15/13	225	203
	Xerox Corp.	6.400%	3/15/16	470	346
	Xerox Corp.	6.750%	2/1/17	325	240

	Transportation (0.4%)
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	400	421
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	1,700	1,659
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	400	382
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	550	499
	Canadian National Railway Co.	6.375%	10/15/11	325	346
	Canadian National Railway Co.	4.400%	3/15/13	200	201
	Canadian National Railway Co.	5.850%	11/15/17	50	52
	Canadian National Railway Co.	6.800%	7/15/18	875	961
	Canadian National Railway Co.	6.250%	8/1/34	200	200
	Canadian National Railway Co.	6.200%	6/1/36	450	451
	Canadian Pacific Railway Co.	6.250%	10/15/11	1,075	1,070
	Canadian Pacific Railway Co.	7.125%	10/15/31	125	106
	Canadian Pacific Railway Co.	5.950%	5/15/37	150	105
	CNF, Inc.	6.700%	5/1/34	400	247
	Continental Airlines, Inc.	6.563%	2/15/12	400	338
[2]	Continental Airlines, Inc.	6.648%	9/15/17	1,134	885
[2]	Continental Airlines, Inc.	5.983%	4/19/22	180	134
	CSX Corp.	6.750%	3/15/11	875	895
	CSX Corp.	6.300%	3/15/12	325	323

	CSX Corp.	5.600%	5/1/17	50	42
	CSX Corp.	7.900%	5/1/17	200	193
	CSX Corp.	6.150%	5/1/37	350	247
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	350	266
[2]	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	323	211
	Delta Air Lines, Inc.	7.111%	9/18/11	350	294
[2]	Delta Air Lines, Inc.	6.821%	8/10/22	789	529
	Norfolk Southern Corp.	6.750%	2/15/11	1,450	1,523
[4]	Norfolk Southern Corp.	5.750%	1/15/16	475	484
	Norfolk Southern Corp.	7.700%	5/15/17	200	224
	Norfolk Southern Corp.	9.750%	6/15/20	458	528
	Norfolk Southern Corp.	7.050%	5/1/37	55	57
	Norfolk Southern Corp.	7.900%	5/15/97	250	245
	Ryder System Inc.	5.950%	5/2/11	250	250
	Ryder System Inc.	5.850%	3/1/14	250	229
	Ryder System Inc.	7.200%	9/1/15	375	331
	Ryder System Inc.	5.850%	11/1/16	100	77
	Southwest Airlines Co.	6.500%	3/1/12	775	753
	Southwest Airlines Co.	5.750%	12/15/16	325	288
	Southwest Airlines Co.	5.125%	3/1/17	75	58
[2]	Southwest Airlines Co.	6.150%	8/1/22	574	518
	Union Pacific Corp.	3.625%	6/1/10	175	174
	Union Pacific Corp.	6.125%	1/15/12	50	51
	Union Pacific Corp.	6.500%	4/15/12	225	233
	Union Pacific Corp.	5.450%	1/31/13	925	924
	Union Pacific Corp.	5.750%	11/15/17	325	312
	Union Pacific Corp.	5.700%	8/15/18	400	381
	Union Pacific Corp.	6.625%	2/1/29	425	401
[2]	Union Pacific Railroad Co.	6.176%	1/2/31	196	191
	United Parcel Service of America	3.875%	4/1/14	475	476
	United Parcel Service of America	5.500%	1/15/18	275	291
	United Parcel Service of America	5.125%	4/1/19	350	355
	United Parcel Service of America	6.200%	1/15/38	500	513
					502,032
Utilities (1.8%)
	Electric (1.4%)
	AEP Texas Central Co.	6.650%	2/15/33	250	213
	Alabama Power Co.	5.500%	10/15/17	625	647
	Alabama Power Co.	6.000%	3/1/39	25	25
	American Water Capital Corp.	6.593%	10/15/37	625	495
	Arizona Public Service Co.	4.650%	5/15/15	250	204
	Baltimore Gas & Electric Co.	5.900%	10/1/16	350	315
	Baltimore Gas & Electric Co.	6.350%	10/1/36	150	119
	Carolina Power & Light Co.	6.500%	7/15/12	1,075	1,146
	Carolina Power & Light Co.	5.125%	9/15/13	550	577
	CenterPoint Energy Houston	5.700%	3/15/13	750	743
	CenterPoint Energy Houston	7.000%	3/1/14	375	391
	CenterPoint Energy Inc.	6.500%	5/1/18	120	104
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	175	181
	Cleveland Electric Illumination Co.	7.880%	11/1/17	125	136
	Columbus Southern Power	5.850%	10/1/35	350	267
	Commonwealth Edison Co.	6.150%	3/15/12	275	279
	Commonwealth Edison Co.	5.950%	8/15/16	850	814

	Commonwealth Edison Co.	6.150%	9/15/17	1,175	1,124
	Commonwealth Edison Co.	5.800%	3/15/18	275	256
	Connecticut Light & Power Co.	6.350%	6/1/36	1,000	1,011
	Consolidated Edison Co. of New York	4.875%	2/1/13	125	126
	Consolidated Edison Co. of New York	5.375%	12/15/15	200	200
	Consolidated Edison Co. of New York	5.500%	9/15/16	1,075	1,063
	Consolidated Edison Co. of New York	6.650%	4/1/19	325	335
	Consolidated Edison Co. of New York	5.300%	3/1/35	25	21
	Consolidated Edison Co. of New York	5.850%	3/15/36	225	200
	Consolidated Edison Co. of New York	6.200%	6/15/36	300	279
	Consolidated Edison Co. of New York	6.300%	8/15/37	675	628
	Consolidated Natural Gas	6.250%	11/1/11	1,000	1,028
	Constellation Energy Group, Inc.	6.125%	9/1/09	225	225
	Constellation Energy Group, Inc.	7.000%	4/1/12	25	25
	Constellation Energy Group, Inc.	4.550%	6/15/15	1,050	864
	Constellation Energy Group, Inc.	7.600%	4/1/32	250	210
	Consumers Energy Co.	5.000%	2/15/12	250	250
	Consumers Energy Co.	5.375%	4/15/13	125	123
	Consumers Energy Co.	5.500%	8/15/16	475	455
	Detroit Edison Co.	6.125%	10/1/10	200	205
	Detroit Edison Co.	5.700%	10/1/37	275	234
	Dominion Resources, Inc.	4.750%	12/15/10	475	479
	Dominion Resources, Inc.	6.250%	6/30/12	160	167
	Dominion Resources, Inc.	5.700%	9/17/12	130	134
	Dominion Resources, Inc.	6.000%	11/30/17	775	758
	Dominion Resources, Inc.	6.400%	6/15/18	490	494
	Dominion Resources, Inc.	6.300%	3/15/33	50	45
	Dominion Resources, Inc.	5.250%	8/1/33	125	120
	Dominion Resources, Inc.	5.950%	6/15/35	350	300
[2]	Dominion Resources, Inc.	6.300%	9/30/66	250	143
	DTE Energy Co.	7.050%	6/1/11	125	126
	Duke Energy Carolinas LLC	6.100%	6/1/37	975	967
	Duke Energy Carolinas LLC	6.000%	1/15/38	100	101
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
	Duke Energy Corp.	6.250%	1/15/12	875	936
	Duke Energy Corp.	6.450%	10/15/32	650	681
	Duke Energy Indiana Inc.	6.350%	8/15/38	625	637
	El Paso Electric Co.	6.000%	5/15/35	100	67
	Energy East Corp.	6.750%	6/15/12	400	395
	Energy East Corp.	6.750%	7/15/36	550	365
	Entergy Gulf States, Inc.	6.000%	5/1/18	775	715
	Entergy Louisiana LLC	6.500%	9/1/18	150	141
	Exelon Corp.	4.900%	6/15/15	400	346
	Exelon Corp.	5.625%	6/15/35	20	14
	FirstEnergy Corp.	6.450%	11/15/11	1,965	1,990
	FirstEnergy Corp.	7.375%	11/15/31	30	24
	Florida Power & Light Co.	5.550%	11/1/17	175	182
	Florida Power & Light Co.	5.950%	10/1/33	300	305
	Florida Power & Light Co.	5.625%	4/1/34	550	537
	Florida Power & Light Co.	4.950%	6/1/35	125	110
	Florida Power & Light Co.	5.650%	2/1/37	475	464
	Florida Power & Light Co.	5.850%	5/1/37	375	377
	Florida Power Corp.	4.800%	3/1/13	550	561
	Florida Power Corp.	5.650%	6/15/18	400	421
	Florida Power Corp.	6.350%	9/15/37	250	257

	FPL Group Capital, Inc.	5.625%	9/1/11	175	185
	FPL Group Capital, Inc.	5.350%	6/15/13	500	513
[2]	FPL Group Capital, Inc.	6.350%	10/1/66	175	127
[2]	FPL Group Capital, Inc.	6.650%	6/15/67	450	326
	Illinois Power Co.	6.125%	11/15/17	275	250
	Indiana Michigan Power Co.	7.000%	3/15/19	575	568
	Indiana Michigan Power Co.	6.050%	3/15/37	1,650	1,353
[2]	Integrys Energy Group	6.110%	12/1/66	575	308
	Jersey Central Power & Light	5.625%	5/1/16	325	312
	Jersey Central Power & Light	5.650%	6/1/17	325	305
	Kansas City Power & Light	6.050%	11/15/35	125	99
	MidAmerican Energy Co.	5.650%	7/15/12	250	260
	MidAmerican Energy Co.	5.950%	7/15/17	775	790
	MidAmerican Energy Co.	6.750%	12/30/31	525	524
	MidAmerican Energy Co.	5.750%	11/1/35	200	175
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	650	680
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	125	126
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	2,300	2,034
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	700	625
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	2,350	2,453
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	400	405
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	900	881
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	475	442
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	175	167
	Nevada Power Co.	7.125%	3/15/19	825	807
	NiSource Finance Corp.	7.875%	11/15/10	400	394

Vanguard Institutional Total Bond Market Index Fund

Schedule of Investments

As of March 31, 2009

NiSource Finance Corp.	5.400%	7/15/14	125	100
NiSource Finance Corp.	5.250%	9/15/17	400	310
NiSource Finance Corp.	5.450%	9/15/20	425	315
Northern States Power Co.	5.250%	3/1/18	125	128
Northern States Power Co.	6.250%	6/1/36	100	108
NStar Electric Co.	4.875%	4/15/14	125	128
NStar Electric Co.	5.625%	11/15/17	750	786
Ohio Edison	6.400%	7/15/16	325	310
Ohio Power Co.	5.750%	9/1/13	175	176
Ohio Power Co.	6.000%	6/1/16	250	242
Oncor Electric Delivery Co.	6.375%	5/1/12	475	469
Oncor Electric Delivery Co.	6.375%	1/15/15	785	783
Oncor Electric Delivery Co.	7.000%	5/1/32	725	652
Oncor Electric Delivery Co.	7.250%	1/15/33	255	236
Pacific Gas & Electric Co.	4.200%	3/1/11	175	180
Pacific Gas & Electric Co.	4.800%	3/1/14	1,000	1,005
Pacific Gas & Electric Co.	5.625%	11/30/17	225	230
Pacific Gas & Electric Co.	8.250%	10/15/18	300	357
Pacific Gas & Electric Co.	6.050%	3/1/34	1,445	1,433
Pacific Gas & Electric Co.	5.800%	3/1/37	550	527
PacifiCorp	6.900%	11/15/11	350	373
PacifiCorp	7.700%	11/15/31	175	207
PacifiCorp	5.250%	6/15/35	175	154
PECO Energy Co.	5.350%	3/1/18	175	169
Pennsylvania Electric Co.	6.050%	9/1/17	175	159
Pepco Holdings, Inc.	6.450%	8/15/12	600	604
Pepco Holdings, Inc.	7.450%	8/15/32	125	106
PPL Energy Supply LLC	6.400%	11/1/11	975	973
PPL Energy Supply LLC	6.300%	7/15/13	175	176
PPL Energy Supply LLC	6.200%	5/15/16	351	318
Progress Energy, Inc.	7.100%	3/1/11	1,030	1,077
Progress Energy, Inc.	6.050%	3/15/14	500	508
Progress Energy, Inc.	5.625%	1/15/16	350	339
Progress Energy, Inc.	7.050%	3/15/19	125	128
Progress Energy, Inc.	7.750%	3/1/31	250	254
Progress Energy, Inc.	7.000%	10/30/31	25	23
PSE&G Power LLC	7.750%	4/15/11	625	661
PSE&G Power LLC	6.950%	6/1/12	775	794
PSE&G Power LLC	5.000%	4/1/14	300	283
PSE&G Power LLC	5.500%	12/1/15	325	304
PSE&G Power LLC	8.625%	4/15/31	50	50
PSI Energy Inc.	5.000%	9/15/13	400	398
Public Service Co. of Colorado	7.875%	10/1/12	1,375	1,545
Public Service Co. of Colorado	5.500%	4/1/14	175	186
Public Service Co. of Colorado	6.250%	9/1/37	75	78
Public Service Co. of Oklahoma	6.625%	11/15/37	475	390
Puget Sound Energy Inc.	5.483%	6/1/35	75	56
Puget Sound Energy Inc.	6.274%	3/15/37	475	392
SCANA Corp.	6.875%	5/15/11	975	1,017
Sierra Pacific Power Co.	6.000%	5/15/16	250	241
Sierra Pacific Power Co.	6.750%	7/1/37	500	450
South Carolina Electric & Gas Co.	6.500%	11/1/18	150	165
South Carolina Electric & Gas Co.	6.050%	1/15/38	75	75
Southern California Edison Co.	5.000%	1/15/14	850	889

	Southern California Edison Co.	4.650%	4/1/15	25	25
	Southern California Edison Co.	5.000%	1/15/16	50	51
	Southern California Edison Co.	6.650%	4/1/29	150	156
	Southern California Edison Co.	5.750%	4/1/35	175	171
	Southern California Edison Co.	5.350%	7/15/35	175	162
	Southern California Edison Co.	5.625%	2/1/36	100	96
	Southern California Edison Co.	5.550%	1/15/37	1,000	938
	Southern California Edison Co.	6.050%	3/15/39	150	149
	Southern Co.	5.300%	1/15/12	1,000	1,050
	Southern Power Co.	6.250%	7/15/12	125	132
	Southern Power Co.	4.875%	7/15/15	550	502
	Tampa Electric Co.	6.550%	5/15/36	300	250
	Toledo Edison Co.	6.150%	5/15/37	225	164
	TransAlta Corp.	6.650%	5/15/18	150	134
	Union Electric Co.	5.400%	2/1/16	225	206
	Virginia Electric & Power Co.	5.100%	11/30/12	350	360
	Virginia Electric & Power Co.	5.400%	1/15/16	725	761
	Virginia Electric & Power Co.	6.000%	5/15/37	425	416
	Virginia Electric & Power Co.	6.350%	11/30/37	175	175
	Wisconsin Electric Power Co.	6.000%	4/1/14	950	1,022
	Wisconsin Electric Power Co.	5.625%	5/15/33	125	120
	Wisconsin Energy Corp.	6.500%	4/1/11	300	314
[2]	Wisconsin Energy Corp.	6.250%	5/15/67	1,275	772
	Wisconsin Power & Light Co.	6.375%	8/15/37	425	428
	Xcel Energy, Inc.	5.613%	4/1/17	106	103
	Xcel Energy, Inc.	6.500%	7/1/36	325	289

	Natural Gas (0.4%)
	AGL Capital Corp.	7.125%	1/14/11	225	230
	Atmos Energy Corp.	4.950%	10/15/14	325	293
	Atmos Energy Corp.	8.500%	3/15/19	150	154
	Boardwalk Pipelines LLC	5.500%	2/1/17	100	82
	CenterPoint Energy Resources	7.875%	4/1/13	550	568
	CenterPoint Energy Resources	6.150%	5/1/16	475	412
	Duke Capital Corp.	5.500%	3/1/14	275	260
	Duke Capital Corp.	6.750%	2/15/32	125	102
	Duke Energy Field Services	7.875%	8/16/10	175	179
	Duke Energy Field Services	8.125%	8/16/30	175	142
	El Paso Natural Gas Co.	5.950%	4/15/17	225	196
	Enbridge Energy Partners	9.875%	3/1/19	1,000	1,027
	Energy Transfer Partners LP	5.650%	8/1/12	975	924
	Energy Transfer Partners LP	5.950%	2/1/15	125	113
	Energy Transfer Partners LP	6.125%	2/15/17	225	201
	Energy Transfer Partners LP	6.625%	10/15/36	400	299
	Enterprise Products Operating LP	4.950%	6/1/10	500	493
	Enterprise Products Operating LP	5.600%	10/15/14	625	577
	Enterprise Products Operating LP	6.300%	9/15/17	550	507
	Enterprise Products Operating LP	6.875%	3/1/33	75	61
	KeySpan Corp.	7.625%	11/15/10	75	78
	KeySpan Corp.	8.000%	11/15/30	100	93
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	175	181
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	425	434
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	695	685
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	360	343
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	325	311

	Kinder Morgan Energy Partners LP	6.000%	2/1/17	110	104
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	225	206
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	325	298
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	75
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	140	112
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	25	22
	Magellan Midstream Partners, LP	5.650%	10/15/16	75	68
	National Grid PLC	6.300%	8/1/16	475	462
	NuStar Energy LP	7.650%	4/15/18	550	455
	ONEOK Inc.	5.200%	6/15/15	325	293
	ONEOK Inc.	6.000%	6/15/35	175	122
	ONEOK Partners, LP	5.900%	4/1/12	1,300	1,299
	ONEOK Partners, LP	6.150%	10/1/16	525	467
	ONEOK Partners, LP	6.650%	10/1/36	1,650	1,211
	ONEOK Partners, LP	6.850%	10/15/37	500	373
	Panhandle Eastern Pipeline	6.200%	11/1/17	1,025	873
	Plains All American Pipeline LP	6.500%	5/1/18	75	65
	San Diego Gas & Electric	5.300%	11/15/15	175	180
	San Diego Gas & Electric	5.350%	5/15/35	75	73
	San Diego Gas & Electric	6.125%	9/15/37	25	27
	Southern California Gas Co.	5.750%	11/15/35	250	248
[4]	Southern Natural Gas	5.900%	4/1/17	1,455	1,271
	Teppco Partners, LP	6.650%	4/15/18	400	338
	Texas Gas Transmission	4.600%	6/1/15	700	577
	Trans-Canada Pipelines	4.000%	6/15/13	1,075	1,039
	Trans-Canada Pipelines	6.500%	8/15/18	1,000	991
	Trans-Canada Pipelines	7.125%	1/15/19	100	105
	Trans-Canada Pipelines	5.600%	3/31/34	900	720
	Trans-Canada Pipelines	5.850%	3/15/36	575	462
	Trans-Canada Pipelines	6.200%	10/15/37	175	145
	Trans-Canada Pipelines	7.625%	1/15/39	75	75
[2]	Trans-Canada Pipelines	6.350%	5/15/67	375	217
	Williams Cos., Inc.	7.125%	9/1/11	525	526
	Williams Cos., Inc.	7.625%	7/15/19	1,000	942
	Williams Cos., Inc.	7.500%	1/15/31	478	382
	Williams Cos., Inc.	7.750%	6/15/31	285	235
	Williams Cos., Inc.	8.750%	3/15/32	944	857
					99,835
Total Corporate Bonds (Cost $1,332,530)					1,182,523
Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)
	African Development Bank	1.875%	1/23/12	600	597
	Asian Development Bank	4.125%	9/15/10	150	155
	Asian Development Bank	2.125%	3/15/12	475	475
	Asian Development Bank	3.625%	9/5/13	1,375	1,433
	Asian Development Bank	5.593%	7/16/18	1,225	1,423
	Canada Mortgage & Housing Corp.	4.800%	10/1/10	25	26
	China Development Bank	4.750%	10/8/14	400	408
	China Development Bank	5.000%	10/15/15	125	129
	Corp. Andina de Fomento	5.200%	5/21/13	275	247
	Corp. Andina de Fomento	5.750%	1/12/17	1,050	856
	Development Bank of Japan	4.250%	6/9/15	125	129
	Eksportfinans	5.500%	5/25/16	600	642
	Eksportfinans	5.500%	6/26/17	625	683

	European Investment Bank	4.625%	9/15/10	1,425	1,477
	European Investment Bank	3.250%	2/15/11	2,425	2,473
	European Investment Bank	5.250%	6/15/11	3,200	3,397
	European Investment Bank	3.125%	7/15/11	1,550	1,587
	European Investment Bank	2.000%	2/10/12	4,300	4,305
	European Investment Bank	2.875%	3/15/13	975	977
	European Investment Bank	3.250%	5/15/13	2,000	2,046
	European Investment Bank	4.250%	7/15/13	4,200	4,455
	European Investment Bank	4.625%	5/15/14	2,200	2,275
	European Investment Bank	4.875%	2/16/16	350	377
	European Investment Bank	5.125%	9/13/16	225	248
	European Investment Bank	4.875%	1/17/17	1,250	1,356
	European Investment Bank	5.125%	5/30/17	2,200	2,398
	Export-Import Bank of Korea	5.125%	2/14/11	1,050	1,026
	Export-Import Bank of Korea	5.500%	10/17/12	1,200	1,158
	Export-Import Bank of Korea	8.125%	1/21/14	100	103
	Export-Import Bank of Korea	5.125%	3/16/15	300	262
	Federation of Malaysia	7.500%	7/15/11	1,500	1,624
	Federative Republic of Brazil	9.250%	10/22/10	400	437
	Federative Republic of Brazil	11.000%	1/11/12	450	533
	Federative Republic of Brazil	7.875%	3/7/15	725	803
	Federative Republic of Brazil	6.000%	1/17/17	1,475	1,468
[2]	Federative Republic of Brazil	8.000%	1/15/18	2,400	2,619
	Federative Republic of Brazil	5.875%	1/15/19	1,075	1,045
	Federative Republic of Brazil	8.875%	10/14/19	1,175	1,372
	Federative Republic of Brazil	8.875%	4/15/24	475	544
	Federative Republic of Brazil	8.750%	2/4/25	1,200	1,356
	Federative Republic of Brazil	10.125%	5/15/27	1,325	1,683
	Federative Republic of Brazil	8.250%	1/20/34	400	441
	Federative Republic of Brazil	7.125%	1/20/37	1,300	1,303
	Federative Republic of Brazil	11.000%	8/17/40	2,775	3,524
	Financement Quebec	5.000%	10/25/12	400	430
	Inter-American Development Bank	8.500%	3/15/11	400	447
	Inter-American Development Bank	4.750%	10/19/12	1,150	1,233
	Inter-American Development Bank	4.250%	9/14/15	50	53
	Inter-American Development Bank	4.250%	9/10/18	2,425	2,544
	Inter-American Development Bank	7.000%	6/15/25	525	659
	International Bank for Reconstruction & Development	3.125%	11/15/11	350	359
	International Bank for Reconstruction & Development	2.000%	4/2/12	5,300	5,313
	International Bank for Reconstruction & Development	8.875%	3/1/26	325	477
	Japan Bank International	4.750%	5/25/11	175	184
	Japan Bank International	4.375%	11/26/12	725	756
	Japan Bank International	4.250%	6/18/13	650	668
	Japan Finance Corp.	5.875%	3/14/11	1,150	1,232
	Japan Finance Corp.	4.625%	4/21/15	425	434
	Japan Finance Corp.	5.000%	5/16/17	75	78
	KFW International Finance Inc.	1.875%	3/15/11	475	476
	KFW International Finance Inc.	3.250%	10/14/11	1,425	1,463
	KFW International Finance Inc.	2.000%	1/17/12	975	976
	Korea Development Bank	4.625%	9/16/10	450	442
	Korea Development Bank	5.300%	1/17/13	725	673
	Korea Development Bank	5.750%	9/10/13	900	842

	Korea Development Bank	8.000%	1/23/14	675	694
	Korea Electric Power	7.750%	4/1/13	975	970
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	1,550	1,603
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	2,450	2,516
[5]	Kreditanstalt fur Wiederaufbau	3.125%	11/15/10	2,025	2,069
	Kreditanstalt fur Wiederaufbau	4.625%	1/20/11	400	417
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	500	511
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	2,325	2,405
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	1,250	1,340
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	5,500	5,634
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	1,050	1,085
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	1,550	1,632
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	200	204
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	1,940	2,110
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	1,000	1,041
	Landeskreditbank Baden-Wuerttemberg – Foerderbank	4.250%	9/15/10	175	180
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,000	1,080
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	1,950	1,992
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	200	212
	Mass Transit Railway Corp.	7.500%	11/8/10	475	508
	Oesterreichische Kontrollbank	4.250%	10/6/10	525	542
	Oesterreichische Kontrollbank	3.125%	10/14/11	1,875	1,931
	Oesterreichische Kontrollbank	1.875%	3/21/12	775	773
	Oesterreichische Kontrollbank	4.500%	3/9/15	125	134
	Oesterreichische Kontrollbank	5.000%	4/25/17	550	604
	Ontario Hydro Electric	7.450%	3/31/13	500	585
	Pemex Project Funding Master Trust	9.125%	10/13/10	90	95
	Pemex Project Funding Master Trust	5.750%	3/1/18	2,300	1,909
	Pemex Project Funding Master Trust	6.625%	6/15/35	2,031	1,478
	Pemex Project Funding Master Trust	6.625%	6/15/38	575	408
	People’s Republic of China	4.750%	10/29/13	275	283
	Petrobras International Finance	6.125%	10/6/16	1,663	1,667
	Petrobras International Finance	5.875%	3/1/18	150	139
	Petrobras International Finance	8.375%	12/10/18	425	463
	Petrobras International Finance	7.875%	3/15/19	400	416
[4]	Petroleos Mexicanos	8.000%	5/3/19	225	219
	Province of Nova Scotia	5.750%	2/27/12	175	187
	Province of Ontario	3.125%	9/8/10	1,300	1,321
	Province of Ontario	2.750%	2/22/11	1,800	1,826
	Province of Ontario	3.375%	5/20/11	200	206
	Province of Ontario	5.000%	10/18/11	375	400
	Province of Ontario	4.750%	1/19/16	650	682
	Province of Ontario	5.450%	4/27/16	1,725	1,882
	Province of Quebec	6.125%	1/22/11	625	664
	Province of Quebec	4.600%	5/26/15	200	205
	Province of Quebec	5.125%	11/14/16	1,775	1,780
	Province of Quebec	4.625%	5/14/18	375	363
	Province of Quebec	7.500%	9/15/29	1,225	1,521
	Province of Saskatchewan	7.375%	7/15/13	150	182
	Quebec Hydro Electric	6.300%	5/11/11	925	986
	Quebec Hydro Electric	7.500%	4/1/16	950	1,072
	Quebec Hydro Electric	8.050%	7/7/24	975	1,222
	Region of Lombardy, Italy	5.804%	10/25/32	550	594
	Republic of Chile	7.125%	1/11/12	600	660

	Republic of Chile	5.500%	1/15/13	200	214
	Republic of Italy	6.000%	2/22/11	2,050	2,172
	Republic of Italy	3.500%	7/15/11	775	792
	Republic of Italy	5.625%	6/15/12	750	800
	Republic of Italy	4.750%	1/25/16	3,075	3,069
	Republic of Italy	5.250%	9/20/16	1,275	1,300
	Republic of Italy	6.875%	9/27/23	2,250	2,573
	Republic of Italy	5.375%	6/15/33	450	431
	Republic of Korea	4.250%	6/1/13	1,150	1,112
	Republic of Korea	5.625%	11/3/25	175	144
	Republic of Peru	9.875%	2/6/15	775	918
	Republic of Peru	7.125%	3/30/19	1,000	1,013
	Republic of Peru	7.350%	7/21/25	325	327
[2]	Republic of Peru	6.550%	3/14/37	475	425
	Republic of Poland	6.250%	7/3/12	975	1,024
	Republic of Poland	5.250%	1/15/14	725	718
	Republic of South Africa	7.375%	4/25/12	700	728
	Republic of South Africa	5.875%	5/30/22	300	269
	State of Israel	4.625%	6/15/13	175	183
	State of Israel	5.500%	11/9/16	1,150	1,229
	State of Israel	5.125%	3/26/19	1,500	1,490
	Swedish Export Credit Corp.	4.000%	6/15/10	325	333
	Swedish Export Credit Corp.	4.500%	9/27/10	575	595
	Swedish Export Credit Corp.	5.125%	3/1/17	300	314
	United Mexican States	8.375%	1/14/11	1,475	1,615
	United Mexican States	7.500%	1/14/12	153	168
	United Mexican States	6.375%	1/16/13	2,916	3,080
	United Mexican States	5.875%	2/17/14	450	467
	United Mexican States	6.625%	3/3/15	47	50
	United Mexican States	11.375%	9/15/16	75	98
	United Mexican States	5.625%	1/15/17	1,875	1,828
	United Mexican States	5.950%	3/19/19	650	631
	United Mexican States	8.300%	8/15/31	800	886

United Mexican States	6.750%	9/27/34	3,427	3,221
Total Sovereign Bonds (Cost $165,211)				165,433
Taxable Municipal Bonds (0.2%)
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	550	549
Connecticut GO	5.850%	3/15/32	725	689
Illinois (Taxable Pension) GO	4.950%	6/1/23	2,250	2,061
Illinois (Taxable Pension) GO	5.100%	6/1/33	3,950	3,429
John Hopkins Univ.	5.250%	7/1/19	700	693
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	475	431
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	850	847
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	10	10
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	215	203
Oregon (Taxable Pension) GO	5.762%	6/1/23	175	163
Oregon (Taxable Pension) GO	5.892%	6/1/27	325	312
Oregon School Board Assn.	4.759%	6/30/28	225	184
Oregon School Board Assn.	5.528%	6/30/28	75	70
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	490	254
Wisconsin Public Service Rev.	4.800%	5/1/13	200	208
Wisconsin Public Service Rev.	5.700%	5/1/26	200	186
Total Taxable Municipal Bonds (Cost $11,453)				10,289

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (4.1%)
[6]	Vanguard Market Liquidity Fund (Cost $222,362)	0.440%	222,361,858	222,362
Total Investments (102.2%) (Cost $5,536,273)				5,544,536
Other Assets and Liabilities-Net (-2.2%)				(121,777)
Net Assets (100%)				5,422,759

1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate security.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities was $23,253,000, representing 0.4% of net assets.

5	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2009, the cost of investment securities for tax purposes was $5,536,273,000. Net unrealized appreciation of investment securities for tax purposes was $8,263,000, consisting of unrealized gains of $174,236,000 on securities that had risen in value since their purchase and $165,973,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund is subject to credit risk in the normal course of pursuing its investment objectives and through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the swap terminates, at which time realized gain (loss) is recorded. The primary risk for total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract.

Total Return Swaps
			Floating	Unrealized
		Notional	Interest	Appreciation
		Amount	Rate	(Depreciation)
Reference Entity/Termination Date	Counterparty [1]	($000)	Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
4/30/2009	BA	30,000	1.246%	-

[1] BA-Bank of America
[2] Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Institutional Total Bond Market Index Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	222,362
Level 2- Other significant observable inputs	5,322,174
Level 3- Significant unobservable inputs	-
Total	5,544,536

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.